--------------------------------------------------------------------------------------------
Oppenheimer Cash Reserves
--------------------------------------------------------------------------------------------

6803 S. Tucson Way, Centennial, Colorado 80112-3924
1.800.225.5677

Statement of Additional Information dated September 27, 2006, revised August 31, 2007

      This Statement of Additional  Information  ("SAI") is not a Prospectus.  This document
contains  additional  information  about  the  Fund  and  supplements   information  in  the
Prospectus  dated September 27, 2006. It should be read together with the Prospectus,  which may be obtained by writing to the Fund's Transfer Agent,  OppenheimerFunds Services, at P.O.
Box 5270,  Denver,  Colorado  80217,  by calling the Transfer Agent at the toll-free  number
shown  above,  or  by  downloading  it  from  the   OppenheimerFunds   Internet  website  at
www.oppenheimerfunds.com.

Contents                                                                  Page

About the Fund
Additional Information about the Fund's Investment Policies and Risks.........
   The Fund's Investment Policies.............................................
   Other Investment Strategies................................................
   Investment Restrictions....................................................
   Disclosure of Portfolio Holdings...........................................
How the Fund is Managed.......................................................
   Organization and History...................................................
   Board of Trustees and Oversight Committees.................................
   Trustees and Officers of the Fund..........................................
   The Manager................................................................
Distribution and Service Plans................................................
Payments to Fund Intermediaries...............................................
Performance of the Fund.......................................................

About Your Account
How To Buy Shares.............................................................
How To Sell Shares............................................................
How To Exchange Shares........................................................
Dividends and Taxes...........................................................
Additional Information About the Fund.........................................

Financial Information About the Fund
Report of Independent Registered Public Accounting Firm.......................
Financial Statements..........................................................

Appendix A: Ratings Definitions............................................A-1
Appendix B: Industry Classifications.......................................B-1
Appendix C: OppenheimerFunds Special Sales Charge Arrangements and Waivers.C-1
--------------------------------------------------------------------------------------------

ABOUT THE FUND
--------------------------------------------------------------------------------------------

Additional Information About the Fund's Investment Policies and Risks

      The  investment  objective  and the  principal  investment  policies  of the  Fund are described  in the  Prospectus.  This  SAI  contains  supplemental  information  about  those policies and the types of securities that the Fund's investment  Manager,  OppenheimerFunds,
Inc. (the "Manager")  will select for the Fund.  Additional  explanations  are also provided about the strategies the Fund may use to try to achieve its objective.

The Fund's Investment  Policies.  The Fund's objective is to seek the maximum current income that is consistent with stability of principal.  The Fund will not make investments with the objective of seeking capital growth.  However,  the value of the securities held by the Fund may be  affected by changes in general  interest  rates.  Because the current  value of debt securities  varies  inversely with changes in prevailing  interest  rates, if interest rates increase  after a security is purchased,  that  security  would  normally  decline in value.
Conversely,  if interest rates decrease after a security is purchased, its value would rise.
However,  those  fluctuations in value will not generally result in realized gains or losses to the Fund since the Fund does not usually  intend to dispose of securities  prior to their maturity.  A debt security  held to maturity is  redeemable by its issuer at full  principal value plus accrued interest.

      The Fund may sell securities prior to their maturity,  to attempt to take advantage of short-term  market  variations,  or because of a revised credit  evaluation of the issuer or other  considerations.  The Fund may also do so to generate cash to satisfy  redemptions  of
Fund shares. In such cases, the Fund may realize a capital gain or loss on the security.

      |X|   Ratings of Securities -- Portfolio Quality, Maturity and Diversification.  Under
Rule 2a-7 of the Investment  Company Act of 1940 (the  "Investment  Company Act"),  the Fund
uses the  amortized  cost method to value its  portfolio  securities to determine the Fund's net  asset  value  per  share.  Rule  2a-7  places  restrictions  on a money  market  fund's investments.  Under that Rule, the Fund may purchase only those securities that the Manager, under Board-approved  procedures, has determined have minimal credit risks and are "Eligible
Securities." The rating  restrictions  described in the Prospectus and this SAI do not apply to banks in which the Fund's cash is kept.

      An  "Eligible  Security"  is one  that  has  been  rated  in one  of the  two  highest
short-term  rating  categories  by  any  two   "nationally-recognized   statistical   rating
organizations."  That term is  defined  in Rule  2a-7 and they are  referred  to as  "Rating
Organizations"  in this SAI. If only one Rating  Organization  has rated that  security,  it must  have  been  rated  in one  of  the  two  highest  rating  categories  by  that  Rating
Organization.  An unrated security that is judged by the Manager to be of comparable quality to Eligible Securities rated by Rating Organizations may also be an "Eligible Security."

      Rule 2a-7  permits the Fund to purchase any number of "First Tier  Securities."  These are Eligible  Securities  that have been rated in the highest rating category for short-term debt obligations by at least two Rating  Organizations.  If only one Rating Organization has rated a particular security,  it must have been rated in the highest rating category by that
Rating Organization. Comparable unrated securities may also be First Tier Securities.

      Under Rule  2a-7,  the Fund may  invest  only up to 5% of its total  assets in "Second
Tier  Securities."  Those are Eligible  Securities that are not "First Tier  Securities." In addition, the Fund may not invest more than:
o     5% of its total  assets  in the  securities  of any one  issuer  (other  than the U.S.
         government, its agencies or instrumentalities) or
o     1% of its total assets or $1 million  (whichever is greater) in Second Tier Securities of any one issuer.

      Under Rule 2a-7, the Fund must maintain a dollar-weighted  average portfolio  maturity of not more than 90 days,  and the  maturity  of any  single  portfolio  investment  may not exceed 397 days. The Board regularly  reviews reports from the Manager to show the Manager's compliance with the Fund's procedures and with the Rule.

      If a security's  rating is  downgraded,  the Manager or the Board of Trustees may have to reassess the  security's  credit risk.  If a security is  downgraded,  the Manager or the
Board of Trustees will promptly  reassess whether the security  continues to present minimal credit risk,  reassess the status of the security as an "eligible  security,"  and take such actions as is  appropriate.  If the Fund  disposes of the  security  within five days of the
Manager  learning of the  downgrade,  the Manager  will  provide the Board of Trustees  with subsequent  notice  of such  downgrade.  If a  security  is in  default,  or ceases to be an
Eligible Security,  or is determined no longer to present minimal credit risks, the Board of
Trustees must determine  whether it would be in the best interests of the Fund to dispose of the security.

      The Rating  Organizations  currently designated as  nationally-recognized  statistical rating  organizations  by the Securities and Exchange  Commission (the "SEC") are Standard &
Poor's (a division of the McGraw-Hill  Companies),  Moody's Investors Service,  Inc., Fitch,
Inc. and Dominion Bond Rating Service Limited.  Appendix A to this SAI contains descriptions of the rating  categories  of those  Rating  Organizations.  Ratings at the time of purchase will determine whether securities may be acquired under the restrictions described above.

      |X|   U.S. Government  Securities.  U.S. government  securities are obligations issued or guaranteed  by the U.S.  government  or its agencies or  instrumentalities.  They include
Treasury  Bills  (which  mature  within one year of the date they are issued)  and  Treasury
Notes and Bonds  (which are issued with longer  maturities).  All  Treasury  securities  are backed by the full faith and credit of the United States.

      U.S.  government  agencies and  instrumentalities  that issue or guarantee  securities include,  but  are  not  limited  to,  the  Federal  Housing  Administration,  Farmers  Home
Administration,  Export-Import  Bank of the United States,  Small  Business  Administration,
Government  National  Mortgage  Association,  General  Services  Administration,   Bank  for
Cooperatives,  Federal Home Loan Banks,  Federal  Home Loan  Mortgage  Corporation,  Federal
Intermediate  Credit  Banks,  Federal Land Banks,  Maritime  Administration,  the  Tennessee
Valley Authority and the District of Columbia Armory Board.

      Securities issued or guaranteed by U.S. government agencies and  instrumentalities are not  always  backed  by the full  faith and  credit  of the  United  States.  Some,  such as securities  issued by the Federal National Mortgage  Association  ("Fannie Mae"), are backed by the right of the agency or instrumentality to borrow from the Treasury.  Others,  such as securities  issued by the  Federal  Home Loan  Mortgage  Corporation  ("Freddie  Mac"),  are
supported  only  by the  credit  of the  instrumentality  and  not by the  Treasury.  If the securities are not backed by the full faith and credit of the United  States,  the purchaser must look  principally  to the agency  issuing the  obligation  for repayment and may not be able to assert a claim  against the United States if the issuing  agency or  instrumentality does not meet its commitment.

      Among  the  U.S.  government  securities  that  may  be  purchased  by  the  Fund  are
"mortgage-backed  securities"  of  Fannie  Mae,  Government  National  Mortgage  Association
("Ginnie  Mae") and Freddie  Mac.  Timely  payment of  principal  and interest on Ginnie Mae pass-through  is  guaranteed  by the full  faith and  credit  of the  United  States.  These
mortgage-backed    securities   include   "pass-through"   securities   and   "participation
certificates."  Both  types of  securities  are  similar,  in that they  represent  pools of mortgages  that are  assembled  by a vendor who sells  interests  in the pool.  Payments  of principal and interest by  individual  mortgagors  are passed  through to the holders of the interests  in the pool.  Another  type of  mortgage-backed  security is the  "collateralized mortgage  obligation."  It is  similar  to a  conventional  bond and is secured by groups of individual mortgages.

      |X|   Time Deposits and Other Bank Obligations.  The types of "banks" whose securities
the  Fund  may  buy  include   commercial  banks,   savings  banks,  and  savings  and  loan
associations,  which may or may not be members of the Federal Deposit Insurance Corporation.
The Fund may also buy securities of "foreign banks" that are:
o     foreign  branches of U.S.  banks  (which may be issuers of  "Eurodollar"  money market instruments),
o     U.S.  branches and agencies of foreign banks (which may be issuers of "Yankee  dollar"
            instruments), or
o     foreign branches of foreign banks.

      The Fund may invest in fixed time  deposits.  These are  non-negotiable  deposits in a bank for a  specified  period  of time at a  stated  interest  rate.  They may or may not be subject to withdrawal  penalties.  However, the Fund's investments in time deposits that are subject to penalties (other than time deposits  maturing in less than 7 days) are subject to the 10% investment limitation for investing in illiquid or restricted securities,  set forth in  "Illiquid  and  Restricted  Securities"  in the  Prospectus.  The  Fund  will  buy  bank obligations  only from a domestic  bank with total assets of at least $2.0 billion or from a foreign bank with total assets of at least $30.0  billion.  Those asset  requirements  apply only at the time the obligations are acquired.

      |X|   Insured Bank  Obligations.  The Federal Deposit Insurance  Corporation  ("FDIC")
insures  the  deposits  of banks  and  savings  and loan  associations  up to  $100,000  per investor.  Within  the  limits  set  forth in the  Prospectus,  the Fund may  purchase  bank obligations  that are fully  insured as to principal by the FDIC. To remain fully insured as to  principal,  these  investments  must  currently be limited to $100,000 per bank.  If the principal  amount and accrued interest  together exceed $100,000,  then the accrued interest in excess of that $100,000 will not be insured.
      |X|   Bank  Loan  Participation   Agreements.   The  Fund  may  invest  in  bank  loan
participation  agreements,  subject to the investment limitation set forth in the Prospectus as to  investments in illiquid  securities.  Participation  agreements  provide an undivided interest in a loan made by the bank  issuing the  participation  interest in the  proportion that the buyer's  investment  bears to the total  principal  amount of the loan.  Under this type of arrangement,  the issuing bank may have no obligation to the buyer other than to pay principal  and interest on the loan if and when  received by the bank.  Thus,  the Fund must look to the  creditworthiness  of the  borrower,  which is  obligated  to make  payments  of principal  and interest on the loan.  If the borrower  fails to pay  scheduled  principal or interest payments, the Fund may experience a reduction in income.

      |X|   Asset-Backed Securities. These securities,  issued by trusts and special purpose
corporations,   are  backed  by  pools  of  assets,  primarily  automobile  and  credit-card receivables  and home  equity  loans.  They pass  through  the  payments  on the  underlying obligations to the security  holders (less servicing fees paid to the originator or fees for any credit  enhancement).  The value of an  asset-backed  security is affected by changes in the market's  perception  of the asset  backing the security,  the  creditworthiness  of the servicing  agent  for  the  loan  pool,  the  originator  of the  loans,  or  the  financial institution providing any credit enhancement.

      Payments  of  principal  and  interest  passed  through  to  holders  of  asset-backed securities are typically supported by some form of credit  enhancement,  such as a letter of credit,  surety bond,  limited guarantee by another entity or supported having a priority to certain of the borrower's other securities.  The degree of credit  enhancement  varies,  and generally  applies  to only a  fraction  of the  asset-backed  security's  par  value  until exhausted.  If the credit enhancement of an asset-backed  security held by the Fund has been exhausted,  and if any required payments of principal and interest are not made with respect to the underlying loans, the Fund may experience losses or delays in receiving payment.

      The risks of  investing in  asset-backed  securities  are  ultimately  dependent  upon payment of consumer loans by the  individual  borrowers.  As a purchaser of an  asset-backed security,  the Fund would generally have no recourse to the entity that originated the loans in the event of default by a borrower.  The  underlying  loans are  subject to  prepayments, which  shorten the weighted  average  life of  asset-backed  securities  and may lower their return,  in the same  manner  as for  prepayments  of a pool of  mortgage  loans  underlying mortgage-backed securities.  However, asset-backed securities do not have the benefit of the same security interest in the underlying collateral as do mortgage-backed securities.

      |X|   Repurchase  Agreements.  In  a  repurchase  transaction,  the  Fund  acquires  a security  from,  and  simultaneously  resells it to, an approved  vendor for  delivery on an agreed-upon  future  date.  The resale price  exceeds the  purchase  price by an amount that reflects an  agreed-upon  interest rate effective for the period during which the repurchase agreement is in effect. An "approved vendor" may be a U.S.  commercial bank, the U.S. branch of a foreign  bank,  or a  broker-dealer  which  has been  designated  a  primary  dealer in government  securities.  They must meet the credit requirements set by the Manager from time to time.

      The majority of these  transactions run from day to day, and delivery  pursuant to the resale  typically  will  occur  within one to five days of the  purchase.  The Fund will not enter  into a  repurchase  agreement  that will  cause more than 10% of its net assets to be subject to repurchase agreements maturing in more than seven days.

      Repurchase  agreements  are  considered  "loans"  under  the  Investment  Company  Act collateralized by the underlying security.  The Fund's repurchase agreements require that at all times while the repurchase  agreement is in effect, the collateral's value must equal or exceed the repurchase price to fully collateralize the repayment  obligation.  Additionally, the  Manager  will  monitor  the  vendor's  creditworthiness  to confirm  that the vendor is financially  sound and will continuously  monitor the collateral's  value.  However,  if the vendor  fails to pay the resale  price on the  delivery  date,  the Fund may incur  costs in disposing of the collateral  and may experience  losses if there is any delay in its ability to do so.

      Pursuant  to an  Exemptive  Order  issued  by the SEC,  the  Fund,  along  with  other affiliated  entities  managed by the Manager may transfer  uninvested cash balances into one or more joint  repurchase  accounts.  These balances are invested in one or more  repurchase agreements,  secured by U.S.  government  securities.  Securities  pledged as collateral for repurchase  agreements are held by a custodian bank until the agreements mature.  Each joint repurchase  arrangement  requires  that the market value of the  collateral be sufficient to cover  payments of interest  and  principal;  however,  in the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

Other Investment Strategies

      |X|   Floating  Rate/Variable  Rate  Obligations.  The Fund may invest in  instruments with floating or variable  interest  rates.  The interest rate on a floating rate obligation is based on a stated  prevailing  market rate,  such as a bank's prime rate, the 90-day U.S.
Treasury Bill rate, the rate of return on commercial paper or bank  certificates of deposit, or some other standard.  The rate on the investment is adjusted  automatically each time the market rate is adjusted.  The interest rate on a variable rate obligation is also based on a stated prevailing market rate but is adjusted  automatically at a specified  interval of not less than one year.  Some variable rate or floating rate  obligations  in which the Fund may invest  have  a  demand  feature  entitling  the  holder  to  demand  payment  of an  amount approximately  equal to the amortized cost of the instrument or the principal  amount of the instrument  plus accrued  interest at any time, or at specified  intervals not exceeding 397 days. These notes may or may not be backed by bank letters of credit.

      Variable  rate demand notes may include  master demand  notes,  which are  obligations that permit the Fund to invest  fluctuating  amounts in a note.  The amount may change daily without penalty,  pursuant to direct  arrangements  between the Fund, as the note purchaser, and the issuer of the note. The interest  rates on these notes  fluctuate from time to time.
The issuer of this type of obligation  normally has a corresponding right in its discretion, after a given period,  to prepay the  outstanding  principal  amount of the obligation  plus accrued interest.  The issuer must give a specified number of days' notice to the holders of those  obligations.  Generally,  the changes in the interest rate on those securities reduce the  fluctuation  in their  market  value.  As  interest  rates  decrease or  increase,  the potential  for  capital  appreciation  or  depreciation  is less  than  that for  fixed-rate obligations having the same maturity.

      Because these types of obligations  are direct lending  arrangements  between the note purchaser  and  issuer  of the  note,  these  instruments  generally  will  not  be  traded.
Generally,  there is no  established  secondary  market  for  these  types  of  obligations, although  they are  redeemable  from the  issuer at face  value.  Accordingly,  where  these obligations are not secured by letters of credit or other credit support  arrangements,  the
Fund's right to redeem them is dependent on the ability of the note issuer to pay  principal and interest on demand.  These types of  obligations  usually are not rated by credit rating agencies.  The  Fund may  invest  in  obligations  that are not  rated  only if the  Manager determines at the time of investment that the  obligations are of comparable  quality to the other  obligations in which the Fund may invest.  The Manager,  on behalf of the Fund,  will monitor the  creditworthiness  of the issuers of the floating and variable rate  obligations in the Fund's portfolio on an ongoing basis.

      |X|   Loans of Portfolio  Securities.  To attempt to increase its income, the Fund may lend its portfolio securities to brokers,  dealers and other financial  institutions.  These loans are  limited  to not more than 25% of the value of the  Fund's  total  assets  and are subject to other  conditions  described below.  There are some risks in lending  securities.
The Fund could experience a delay in receiving additional  collateral to secure a loan, or a delay in recovering  the loaned  securities.  The Fund presently does not intend to lend its securities,  but if it does, the value of securities  loaned is not expected to exceed 5% of the value of the Fund's total assets.

      The Fund must receive  collateral  for a loan.  Under  current  applicable  regulatory requirements  (which are subject to change),  on each business day the loan  collateral must be at least equal to the market value of the loaned securities.  The collateral must consist of cash, bank letters of credit,  U.S.  government  securities or other cash  equivalents in which the Fund is permitted to invest.  To be  acceptable as  collateral,  letters of credit must  obligate a bank to pay amounts  demanded by the Fund if the demand  meets the terms of the letter. Such terms and the issuing bank must be satisfactory to the Fund.

      When it lends  securities,  the Fund receives from the borrower an amount equal to the interest  paid or the  dividends  declared on the loaned  securities  during the term of the loan.  It may  also  receive  negotiated  loan  fees  and  the  interest  on the  collateral securities,  less any finders',  custodian bank,  administrative or other fees the Fund pays in connection  with the loan.  The Fund may share the interest it receives on the collateral securities  with the  borrower as long as it realizes at least a minimum  amount of interest required by the lending guidelines established by its Board of Trustees.

      The Fund will not lend its portfolio securities to any officer,  Trustee,  employee or affiliate of the Fund or its Manager.  The terms of the Fund's loans must meet certain tests under the Internal Revenue Code and permit the Fund to reacquire  loaned  securities on five business days notice or in time to vote on any important matter.

      |X|   Illiquid  and   Restricted   Securities.   Under  the  policies  and  procedures
established  by the Fund's  Board of  Trustees,  the Manager  determines  the  liquidity  of certain of the Fund's investments.  Investments may be illiquid because of the absence of an active trading  market,  making it difficult to value them or dispose of them promptly at an acceptable  price.  A restricted  security is one that has a contractual  restriction on its resale or which cannot be sold publicly  until it is registered  under the Securities Act of
1933.

      Illiquid  securities  the Fund can buy include issues that may be redeemed only by the issuer upon more than seven days notice or at maturity,  repurchase  agreements  maturing in more than seven days,  fixed time deposits  subject to withdrawal  penalties which mature in more than  seven  days,  and other  securities  that  cannot be sold  freely due to legal or contractual  restrictions  on resale.  Contractual  restrictions  on the resale of  illiquid securities  might  prevent or delay their sale by the Fund at a time when such sale would be desirable.  Illiquid securities include repurchase  agreements maturing in more than 7 days, or certain participation interests other than those with puts exercisable within 7 days.

      There are  restricted  securities  that are not illiquid  that the Fund can buy.  They include  certain master demand notes  redeemable on demand,  and  short-term  corporate debt instruments  that are not related to current  transactions  of the issuer and  therefore are not exempt from registration as commercial paper.

Investment Restrictions

      |X|   What Are "Fundamental  Policies?"  Fundamental  policies are those policies that the Fund has  adopted to govern its  investments  that can be changed  only by the vote of a
"majority" of the Fund's outstanding voting securities.  Under the Investment Company Act, a
"majority" vote is defined as the vote of the holders of the lesser of:
o     67% or more of the shares present or  represented  by proxy at a shareholder  meeting, if the  holders  of more  than 50% of the  outstanding  shares  are  present  or represented by proxy, or
o     more than 50% of the outstanding shares.

      The Fund's investment  objective is a fundamental policy.  Other policies described in the  Prospectus  or this SAI are  "fundamental"  only if they are  identified  as such.  The
Fund's Board of Trustees can change  non-fundamental  policies without shareholder approval.
However,  significant  changes to investment  policies will be described in  supplements  or updates  to the  Prospectus  or this  SAI,  as  appropriate.  The  Fund's  most  significant investment policies are described in the Prospectus.

      |X|   Does the Fund Have Additional  Fundamental  Policies?  The following  investment restrictions are fundamental policies of the Fund:
o     The Fund cannot invest in commodities or commodity contracts;
o     The Fund cannot invest in real estate;  however, the Fund may purchase debt securities issued by companies which invest in real estate or interests therein;
o     The Fund cannot purchase securities on margin or make short sales of securities;
o     The Fund  cannot  invest in or hold  securities  of any issuer if those  officers  and trustees or  directors of the Fund or its Manager who  beneficially  own  individually  more than1/2of 1% of the  securities of such issuer  together own more than 5% of the  securities of such issuer;
o     The Fund cannot  underwrite  securities of other companies  except insofar as the Fund may be deemed  an  underwriter  under  the  Securities  Act of 1933 in  connection  with the disposition of portfolio securities;
o     The Fund cannot  invest more than 5% of its total  assets in  securities  of companies that have operated less than three years, including the operations of predecessors;
o     The Fund  cannot  issue  "senior  securities,"  but this  does  not  prohibit  certain investment activities for which assets of the Fund are designated as segregated,  or margin, collateral or escrow arrangements are established, to cover the related obligations;
o     With  respect to 75% of its assets,  the Fund  cannot  purchase  securities  issued or
guaranteed   by  any  one  issuer   (except  the  U.S.   Government   or  its   agencies  or
instrumentalities),  if more  than 5% of the  Fund's  total  assets  would  be  invested  in securities  of that  issuer or Fund  would  then own more than 10% of that  issuer's  voting securities;
o     The Fund  cannot  concentrate  investments  to the  extent of 25% of its assets in any industry;  except for  obligations of foreign banks or foreign  branches of domestic  banks, time deposits,  other bank  obligations and U.S.  government  securities as described in the
Prospectus and SAI;
o     The Fund cannot make loans,  except that the Fund may purchase  debt  instruments  and repurchase  agreements  as  described in the  Prospectus  and SAI, and the Fund may lend its portfolio securities as described under "Loans of Portfolio Securities" in the SAI; or
o     The Fund  cannot  borrow  money in excess  of 10% of the value of its total  assets or make any  investment  when  borrowings  exceed 5% of the value of its total  assets;  it may borrow only as a temporary  measure for  extraordinary or emergency  purposes;  no assets of the Fund may be pledged, mortgaged or assigned to secure a debt.

      Unless the Prospectus or this SAI states that a percentage  restriction  applies on an ongoing basis, it applies only at the time the Fund makes an investment  (except in the case of borrowing and investments in illiquid  securities).  The Fund need not sell securities to meet the  percentage  limits if the value of the  investment  increases in proportion to the size of the Fund.

|X|   Does the Fund Have Additional Restrictions That Are Not "Fundamental" Policies?

      The Fund has additional  operating  policies that are not "fundamental," and which can be changed by the Board of Trustees without shareholder approval.

      For purposes of the Fund's policy not to concentrate  its investments in securities of issuers,  the Fund has adopted the industry  classifications set forth in Appendix B to this
SAI. This is not a fundamental policy.

Disclosure of Portfolio Holdings.  The Fund has adopted policies and procedures concerning the dissemination of information about its portfolio holdings by employees, officers and/or directors of the Manager, Distributor and Transfer Agent. These policies are designed to assure that non-public information about portfolio securities is distributed only for a legitimate business purpose, and is done in a manner that (a) conforms to applicable laws and regulations and (b) is designed to prevent that information from being used in a way that could negatively affect the Fund's investment program or enable third parties to use that information in a manner that is harmful to the Fund.

o     Public Disclosure.  The Fund's portfolio holdings are made publicly available no later than 60 days after the close of each of the Fund's fiscal  quarters in semi-annual and annual  reports to  shareholders,  or in its  Statements of  Investments  on Form N-Q,
      which are publicly available at the SEC.

    Until publicly disclosed, the Fund's portfolio holdings are proprietary, confidential business information. While recognizing the importance of providing Fund shareholders with information about their Fund's investments and providing portfolio information to a variety of third parties to assist with the management, distribution and administrative process, the need for transparency must be balanced against the risk that third parties who gain access to the Fund's portfolio holdings information could attempt to use that information to trade ahead of or against the Fund, which could negatively affect the prices the Fund is able to obtain in portfolio transactions or the availability of the securities that portfolio managers are trading on the Fund's behalf.

    The Manager and its subsidiaries and affiliates, employees, officers, and directors, shall neither solicit nor accept any compensation or other consideration (including any agreement to maintain assets in the Fund or in other investment companies or accounts managed by the Manager or any affiliated person of the Manager) in connection with the disclosure of the Fund's non-public portfolio holdings. The receipt of investment advisory fees or other fees and compensation paid to the Manager, and its subsidiaries pursuant to agreements approved by the Fund's Board shall not be deemed to be
    "compensation" or "consideration" for these purposes. It is a violation of the Code of
    Ethics for any covered person to release holdings in contravention of portfolio holdings disclosure policies and procedures adopted by the Fund.

    A list of the top 10 or more portfolio securities holdings (based on invested assets), listed by security or by issuer, as of the end of each month may be disclosed to third parties (subject to the procedures below) no sooner than 15 days after month-end.

    Except under special limited circumstances discussed below, month-end lists of the
    Fund's complete portfolio holdings may be disclosed no sooner than 30-days after the relevant month-end, subject to the procedures below. If the Fund's complete portfolio holdings have not been disclosed publicly, they may be disclosed pursuant to special requests for legitimate business reasons, provided that:

o     The third-party recipient must first submit a request for release of Fund portfolio holdings, explaining the business reason for the request;
o     Senior officers (a Senior Vice President or above) in the Manager's Portfolio and
            Legal departments must approve the completed request for release of Fund portfolio holdings; and
o     The third-party recipient must sign the Manager's portfolio holdings non-disclosure agreement before receiving the data, agreeing to keep information that is not publicly available regarding the Fund's holdings confidential and agreeing not to trade directly or indirectly based on the information.

    The Fund's complete portfolio holdings positions may be released to the following categories of entities or individuals on an ongoing basis, provided that such entity or individual either (1) has signed an agreement to keep such information confidential and not trade on the basis of such information or (2) is subject to fiduciary obligations, as a member of the Fund's Board, or as an employee, officer and/or director of the
    Manager, Distributor, or Transfer Agent, or their respective legal counsel, not to disclose such information except in conformity with these policies and procedures and not to trade for his/her personal account on the basis of such information:

o     Employees of the Fund's Manager, Distributor and Transfer Agent who need to have access to such information (as determined by senior officers of such entity),
o     The Fund's independent registered public accounting firm,
o     Members of the Fund's Board and the Board's legal counsel,
o     The Fund's custodian bank,
o     A proxy voting service designated by the Fund and its Board,
o     Rating/ranking organizations (such as Lipper and Morningstar),
o     Portfolio pricing services retained by the Manager to provide portfolio security prices, and
o     Dealers, to obtain bids (price quotations if securities are not priced by the Fund's regular pricing services).

    Portfolio holdings information of the Fund may be provided, under limited circumstances, to brokers and/or dealers with whom the Fund trades and/or entities that provide investment coverage and/or analytical information regarding the Fund's portfolio, provided that there is a legitimate investment reason for providing the information to the broker, dealer or other entity. Month-end portfolio holdings information may, under this procedure, be provided to vendors providing research information and/or analytics to the fund, with at least a 15-day delay after the month end, but in certain cases may be provided to a broker or analytical vendor with a 1-2 day lag to facilitate the provision of requested investment information to the manager to facilitate a particular trade or the portfolio manager's investment process for the
    Fund. Any third party receiving such information must first sign the Manager's portfolio holdings non-disclosure agreement as a pre-condition to receiving this information.

    Portfolio holdings information (which may include information on individual securities positions or multiple securities) may be provided to the entities listed below (1) by portfolio traders employed by the Manager in connection with portfolio trading, and (2)
    by the members of the Manager's Security Valuation Group and Accounting Departments in
    connection with portfolio pricing or other portfolio evaluation purposes:

o     Brokers and dealers in connection with portfolio transactions (purchases and sales)
o     Brokers and dealers to obtain bids or bid and asked prices (if securities held by the
            Fund are not priced by the fund's regular pricing services)
o     Dealers to obtain price quotations where the fund is not identified as the owner

    Portfolio holdings information (which may include information on the Fund's entire portfolio or individual securities therein) may be provided by senior officers of the
    Manager or attorneys on the legal staff of the Manager Distributor, or Transfer Agent, in the following circumstances:

o     Response to legal process in litigation matters, such as responses to subpoenas or in class action matters where the Fund may be part of the plaintiff class (and seeks recovery for losses on a security) or a defendant,
o     Response to regulatory requests for information (the SEC, NASD, state securities regulators, and/or foreign securities authorities, including without limitation requests for information in inspections or for position reporting purposes),
o     To potential sub-advisers of portfolios (pursuant to confidentiality agreements),
o     To consultants for retirement plans for plan sponsors/discussions at due diligence meetings (pursuant to confidentiality agreements),
o     Investment bankers in connection with merger discussions (pursuant to confidentiality agreements)

    Portfolio   managers  and  analysts   may,   subject  to  the   Manager's   policies  on
    communications  with the  press  and  other  media,  discuss  portfolio  information  in interviews  with  members of the media,  or in due  diligence or similar  meetings  with clients  or  prospective  purchasers  of Fund  shares  or their  financial  intermediary representatives.

    The Fund's shareholders may, under unusual circumstances (such as a lack of liquidity in the Fund's portfolio to meet redemptions), receive redemption proceeds of their Fund shares paid as pro rata shares of securities held in the Fund's portfolio. In such circumstances, disclosure of the Fund's portfolio holdings may be made to such shareholders.

    The Chief Compliance Officer of the Fund and the Manager, Distributor, and Transfer
    Agent (the "CCO") shall oversee the compliance by the Manager, Distributor, Transfer
    Agent, and their personnel with these policies and procedures. At least annually, the
    CCO shall report to the Fund's Board on such compliance oversight and on the categories of entities and individuals to which disclosure of portfolio holdings of the Funds has been made during the preceding year pursuant to these policies. The CCO shall report to the Fund's Board any material violation of these policies and procedures during the previous calendar quarter and shall make recommendations to the Board as to any amendments that the CCO believes are necessary and desirable to carry out or improve these policies and procedures.

    The Manager and/or the Fund have entered into ongoing arrangements to make available information about the Fund's portfolio holdings. One or more of the Oppenheimer funds may currently disclose portfolio holdings information based on ongoing arrangements to the following parties:

          ---------------------------------------------------------
          A.G. Edwards & Sons           Keijser Securities
          ---------------------------------------------------------
          ---------------------------------------------------------
          ABG Securities                Kempen & Co. USA Inc.
          ---------------------------------------------------------
          ---------------------------------------------------------
          ABN AMRO                      Kepler Equities/Julius
                                        Baer Sec
          ---------------------------------------------------------
          ---------------------------------------------------------
          Advest                        KeyBanc Capital Markets
          ---------------------------------------------------------
          ---------------------------------------------------------
          AG Edwards                    Leerink Swan
          ---------------------------------------------------------
          ---------------------------------------------------------
          American Technology Research  Legg Mason
          ---------------------------------------------------------
          ---------------------------------------------------------
          Auerbach Grayson              Lehman
          ---------------------------------------------------------
          ---------------------------------------------------------
          Banc of America Securities    Lehman Brothers
          ---------------------------------------------------------
          ---------------------------------------------------------
          Barclays                      Lipper
          ---------------------------------------------------------
          ---------------------------------------------------------
          Baseline                      Loop Capital Markets
          ---------------------------------------------------------
          ---------------------------------------------------------
          Bear Stearns                  MainFirst Bank AG
          ---------------------------------------------------------
          ---------------------------------------------------------
          Belle Haven                   Makinson Cowell US Ltd
          ---------------------------------------------------------
          ---------------------------------------------------------
          Bloomberg                     Maxcor Financial
          ---------------------------------------------------------
          ---------------------------------------------------------
          BNP Paribas                   Merrill
          ---------------------------------------------------------
          ---------------------------------------------------------
          BS Financial Services         Merrill Lynch
          ---------------------------------------------------------
          ---------------------------------------------------------
          Buckingham Research Group     Midwest Research
          ---------------------------------------------------------
          ---------------------------------------------------------
          Caris & Co.                   Mizuho Securities
          ---------------------------------------------------------
          ---------------------------------------------------------
          CIBC World Markets            Morgan Stanley
          ---------------------------------------------------------
          ---------------------------------------------------------
          Citigroup                     Morningstar
          ---------------------------------------------------------
          ---------------------------------------------------------
          Citigroup Global Markets      Natexis Bleichroeder
          ---------------------------------------------------------
          ---------------------------------------------------------
          Collins Stewart               Ned Davis Research Group
          ---------------------------------------------------------
          ---------------------------------------------------------
          Craig-Hallum Capital Group LLCNomura Securities
          ---------------------------------------------------------
          ---------------------------------------------------------
          Credit Agricole Cheuvreux     Pacific Crest
          N.A. Inc.
          ---------------------------------------------------------
          ---------------------------------------------------------
          Credit Suisse First Boston    Pacific Crest Securities
          ---------------------------------------------------------
          ---------------------------------------------------------
          Daiwa Securities              Pacific Growth Equities
          ---------------------------------------------------------
          ---------------------------------------------------------
          Davy                          Petrie Parkman
          ---------------------------------------------------------
          ---------------------------------------------------------
          Deutsche Bank                 Pictet
          ---------------------------------------------------------
          ---------------------------------------------------------
          Deutsche Bank Securities      Piper Jaffray Inc.
          ---------------------------------------------------------
          ---------------------------------------------------------
          Dresdner Kleinwort WassersteinPlexus
          ---------------------------------------------------------
          ---------------------------------------------------------
          Emmet & Co                    Prager Sealy & Co.
          ---------------------------------------------------------
          ---------------------------------------------------------
          Empirical Research            Prudential Securities
          ---------------------------------------------------------
          ---------------------------------------------------------
          Enskilda Securities           Ramirez & Co.
          ---------------------------------------------------------
          ---------------------------------------------------------
          Essex Capital Markets         Raymond James
          ---------------------------------------------------------
          ---------------------------------------------------------
          Exane BNP Paribas             RBC Capital Markets
          ---------------------------------------------------------
          ---------------------------------------------------------
          Factset                       RBC Dain Rauscher
          ---------------------------------------------------------
          ---------------------------------------------------------
          Fidelity Capital Markets      Research Direct
          ---------------------------------------------------------
          ---------------------------------------------------------
          Fimat USA Inc.                Robert W. Baird
          ---------------------------------------------------------
          ---------------------------------------------------------
          First Albany                  Roosevelt & Cross
          ---------------------------------------------------------
          ---------------------------------------------------------
          First Albany Corporation      Russell Mellon
          ---------------------------------------------------------
          ---------------------------------------------------------
          Fixed Income Securities       Ryan Beck & Co.
          ---------------------------------------------------------
          ---------------------------------------------------------
          Fortis Securities             Sanford C. Bernstein
          ---------------------------------------------------------
          ---------------------------------------------------------
          Fox-Pitt, Kelton              Scotia Capital Markets
          ---------------------------------------------------------
          ---------------------------------------------------------
          Friedman, Billing, Ramsey     SG Cowen & Co.
          ---------------------------------------------------------
          ---------------------------------------------------------
          Fulcrum Global Partners       SG Cowen Securities
          ---------------------------------------------------------
          ---------------------------------------------------------
          Garp Research                 Soleil Securities Group
          ---------------------------------------------------------
          ---------------------------------------------------------
          George K Baum & Co.           Standard & Poors
          ---------------------------------------------------------
          ---------------------------------------------------------
          Goldman                       Stone & Youngberg
          ---------------------------------------------------------
          ---------------------------------------------------------
          Goldman Sachs                 SWS Group
          ---------------------------------------------------------
          ---------------------------------------------------------
          HSBC                          Taylor Rafferty
          ---------------------------------------------------------
          ---------------------------------------------------------
          HSBC Securities Inc           Think Equity Partners
          ---------------------------------------------------------
          ---------------------------------------------------------
          ING Barings                   Thomas Weisel Partners
          ---------------------------------------------------------
          ---------------------------------------------------------
          ISI Group                     UBS
          ---------------------------------------------------------
          ---------------------------------------------------------
          Janney Montgomery             Wachovia
          ---------------------------------------------------------
          ---------------------------------------------------------
          Jefferies                     Wachovia Corp
          ---------------------------------------------------------
          ---------------------------------------------------------
          Jeffries & Co.                Wachovia Securities
          ---------------------------------------------------------
          ---------------------------------------------------------
          JP Morgan                     Wescott Financial
          ---------------------------------------------------------
          ---------------------------------------------------------
          JP Morgan Securities          William Blair
          ---------------------------------------------------------
          ---------------------------------------------------------
          JPP Eurosecurities            Yieldbook
          ---------------------------------------------------------
          ---------------------------------------------------------
          Keefe, Bruyette & Woods
          ---------------------------------------------------------

How the Fund Is Managed

Organization and History. The Fund is an open-end diversified  management investment company with an  unlimited  number  of  authorized  shares  of  beneficial  interest.  The  Fund was organized as a Massachusetts business trust in 1988.

      |X|               Classes of Shares. The Trustees are authorized,  without shareholder approval,  to create new series and classes of shares,  to reclassify  unissued  shares into additional  series or classes  and to divide or combine the shares of a class into a greater or lesser  number of shares  without  changing the  proportionate  beneficial  interest of a shareholder  in the Fund.  Shares do not have  cumulative  voting  rights or  preemptive  or subscription rights. Shares may be voted in person or by proxy at shareholder meetings.

      The Fund  currently  has four classes of shares:  Class A, Class B, Class C, and Class
N. All classes invest in the same investment  portfolio.  Only retirement plans may purchase
Class N shares. Each class of shares:
o     has its own dividends and distributions,
o     pays certain expenses which may be different for the different classes,
o     may have a different net asset value (although this is highly unlikely),
o     will generally have separate  voting rights on matters in which interests of one class are different from interests of another class, and
o     votes as a class on matters that affect that class alone.

      Shares  are  freely  transferable,  and  each  share  of each  class  has one  vote at shareholder  meetings,  with fractional shares voting proportionally on matters submitted to the vote of  shareholders.  Each  share  of the  Fund  represents  an  interest  in the Fund proportionately equal to the interest of each other share of the same class.

      |X|                                 Meetings  of  Shareholders.   As  a  Massachusetts
business trust, the Fund is not required to hold, and does not plan to hold,  regular annual meetings of shareholders,  but may hold shareholder  meetings from time to time on important matters or when  required to do so by the  Investment  Company Act of 1940 (the  "Investment
Company  Act")  or  other  applicable  law.  Shareholders  have  the  right,  upon a vote or declaration  in writing of  two-thirds  of the  outstanding  shares of the Fund, to remove a
Trustee or to take other action described in the Fund's Declaration of Trust.

      The Trustees will call a meeting of  shareholders  to vote on the removal of a Trustee upon the written  request of the record  holders of 10% of its  outstanding  shares.  If the
Trustees  receive  a  request  from at least  10  shareholders  stating  that  they  wish to communicate with other  shareholders to request a meeting to remove a Trustee,  the Trustees will then either make the Fund's  shareholder list available to the applicants or mail their communication  to all  other  shareholders  at the  applicants'  expense.  The  shareholders making the request must have been  shareholders for at least six months and must hold shares of the Fund valued at $25,000 or more or constituting at least 1% of the Fund's  outstanding shares.  The Trustees may also take other  action as  permitted  by the  Investment  Company
Act.

      |X|               Shareholder and Trustee  Liability.  The Fund's Declaration of Trust
contains  an  express  disclaimer  of  shareholder  or  Trustee  liability  for  the  Fund's obligations.  It also provides for  indemnification and reimbursement of expenses out of the
Fund's  property  for any  shareholder  held  personally  liable  for its  obligations.  The
Declaration  of Trust also states that upon  request,  the Fund shall  assume the defense of any  claim  made  against  a  shareholder  for any act or  obligation  of the Fund and shall satisfy any judgment on that claim.  Massachusetts  law permits a shareholder  of a business trust  (such  as the  Fund)  to be held  personally  liable  as a  "partner"  under  certain circumstances.  However,  the risk that a Fund  shareholder  will incur  financial loss from being  held  liable  as a  "partner"  of  the  Fund  is  limited  to the  relatively  remote circumstances in which the Fund would be unable to meet its obligations.

      The Fund's  contractual  arrangements  state that any person doing  business  with the
Fund (and  each  shareholder  of the Fund)  agrees  under its  Declaration  of Trust to look solely to the assets of the Fund for  satisfaction of any claim or demand that may arise out of any dealings with the Fund and that. The Trustees  shall also have no personal  liability to any such person, to the extent permitted by law.

Board of Trustees  and  Oversight  Committees.  The Fund is governed by a Board of Trustees, which is responsible for protecting the interests of shareholders  under  Massachusetts law.
The Trustees meet periodically throughout the year to oversee the Fund's activities,  review its performance, and review the actions of the Manager.

      The Board of Trustees  has an Audit  Committee,  a Review  Committee  and a Governance
Committee.  Each Committee is comprised solely of Trustees who are not "interested  persons"
under the  Investment  Company Act (the  "Independent  Trustees").  The members of the Audit
Committee  are  Edward L.  Cameron  (Chairman),  George C.  Bowen,  Robert J.  Malone and F.
William  Marshall,  Jr. The Audit  Committee  held 8 meetings  during the Fund's fiscal year ended July 31, 2006. The Audit Committee furnishes the Board with recommendations  regarding the selection of the Fund's independent  registered public accounting firm (also referred to as the "independent Auditors").  Other main functions of the Audit Committee outlined in the
Audit  Committee  Charter,  include,  but are not  limited to: (i)  reviewing  the scope and results of financial  statement  audits and the audit fees charged;  (ii) reviewing  reports from the Fund's  independent  Auditors regarding the Fund's internal  accounting  procedures and controls;  (iii) reviewing reports from the Manager's  Internal Audit  Department;  (iv)
reviewing  certain  reports  from and meet  periodically  with the Fund's  Chief  Compliance
Officer;  (v) maintaining a separate line of  communication  between the Fund's  independent
Auditors  and its  Independent  Trustees;  (vi)  reviewing  the  independence  of the Fund's independent  Auditors;  and (vii)  pre-approving  the  provision  of any audit or  non-audit services  by  the  Fund's  independent  Auditors,  including  tax  services,  that  are  not prohibited by the  Sarbanes-Oxley  Act, to the Fund,  the Manager and certain  affiliates of the Manager.

      The Review Committee is comprised solely of Independent  Trustees.  The members of the
Review  Committee  are Jon S. Fossel  (Chairman),  Robert G. Avis,  Sam Freedman and Beverly
Hamilton.  The Review Committee held 6 meetings during the Fund's fiscal year ended July 31,
2006.  Among  other  duties,  as set forth in the  Review  Committee's  Charter,  the Review
Committee  reviews reports and makes  recommendations  to the Board concerning the fees paid to the Fund's  transfer  agent and the Manager and the services  provided to the Fund by the transfer  agent and the Manager.  The Review  Committee  also reviews the Fund's  investment performance  and  policies  as well as the  procedures  adopted  by the Fund to comply  with
Investment Company Act and other applicable law.

      The Governance Committee is comprised solely of Independent Trustees. The members of the Governance Committee are Robert J. Malone (Chairman), William Armstrong, Beverly
Hamilton and F. William Marshall, Jr. The Governance Committee held 5 meetings during the
Fund's fiscal year ended July 31, 2006. The Governance Committee has adopted a charter setting forth its duties and responsibilities. Among other duties, the Governance Committee reviews and oversees the Fund's governance guidelines, the adequacy of the Fund's Codes of
Ethics and the nomination of Trustees, including Independent Trustees. The Governance
Committee has adopted a process for shareholder submission of nominees for board positions.
Shareholders may submit names of individuals, accompanied by complete and properly supported resumes, for the Governance Committee's consideration by mailing such information to the Governance Committee in care of the Fund. The Governance Committee may consider such persons at such time as it meets to consider possible nominees. The Governance Committee, however, reserves sole discretion to determine which candidates for Trustees and
Independent Trustees it will recommend to the Board and/or shareholders and it may identify candidates other than those submitted by Shareholders.  The Governance Committee may, but
need not, consider the advice and recommendation of the Manager and/or its affiliates in selecting nominees. The full Board elects new Trustees except for those instances when a shareholder vote is required.

      Shareholders who desire to communicate with the Board should address correspondence to the Board or an individual Board member and may submit their correspondence electronically at www.oppenheimerfunds.com under the caption "contact us" or by mail to the
Fund at the address below.

Trustees  and  Officers  of the Fund.  Except for Mr.  Murphy,  each of the  Trustees  is an
Independent  Trustee.  All  Trustees  are  also  trustees  or  directors  of  the  following
Oppenheimer/Centennial funds (referred to as "Board II Fund"):

Oppenheimer Cash Reserves                  Oppenheimer   Principal   Protected
                                           Trust III
Oppenheimer Capital Income Fund            Oppenheimer Real Asset Fund
                                           Oppenheimer  Senior  Floating  Rate
Oppenheimer Champion Income Fund           Fund
Oppenheimer Equity Fund, Inc.              Oppenheimer Strategic Income Fund
Oppenheimer High Yield Fund                Oppenheimer Variable Account Funds
Oppenheimer Integrity Funds                Panorama Series Fund, Inc.
Oppenheimer International Bond Fund
                                           Centennial  California  Tax  Exempt
Oppenheimer Limited-Term Government Fund   Trust
Oppenheimer Main Street Funds, Inc.        Centennial Government Trust
Oppenheimer Main Street Opportunity Fund   Centennial Money Market Trust
                                           Centennial   New  York  Tax  Exempt
Oppenheimer Main Street Small Cap Fund     Trust
Oppenheimer Municipal Fund                 Centennial Tax Exempt Trust
Oppenheimer Principal Protected Trust
Oppenheimer Principal Protected Trust II

      Present or former  officers,  directors,  trustees and employees (and their  immediate family  members)  of the  Fund,  the  Manager  and  its  affiliates,  and  retirement  plans established  by them for their  employees  are  permitted to purchase  Class A shares of the
Fund and the other  Oppenheimer  funds at net asset value without  sales  charge.  The sales charge on Class A shares is waived  for that  group  because of the  reduced  sales  efforts realized by the Distributor.

      Messrs. Weiss, Gillespie,  Murphy, Petersen,  Szilagyi,Vandehey,  Wixted and Zack, and
Mss. Wolf,  Bloomberg and Ives who are officers of the Fund,  hold the same offices with one or more of the other Board II Funds.  As of September 1, 2006,  the Trustees and officers of the Fund as a group owned of record or  beneficially  less than 1% of any class of shares of the Fund. The foregoing  statement does not reflect ownership of shares held of record by an employee  benefit  plan for  employees of the  Manager,  other than the shares  beneficially owned  under  that plan by the  officers  of the Board II Funds.  In  addition,  none of the
Independent  Trustees (nor any of their immediate family members),  own securities of either the Manager or Distributor of any entity directly or indirectly  controlling,  controlled by or under common control with the Manager or the Distributor of the Board II Funds.

      Biographical Information. The Trustees and officers, their positions with the Fund, length of service in such position(s), and principal occupations and business affiliations during at least the past five years are listed in the charts below. The charts also include information about each Trustee's beneficial share ownership in the Fund and in all of the registered investment companies that the Trustee oversees in the Oppenheimer family of funds ("Supervised Funds"). The address of each Trustee in the chart below is 6803 S.
Tucson Way, Centennial, Colorado 80112-3924. Each Trustee serves for an indefinite term, until his or her resignation, retirement, death or removal.

---------------------------------------------------------------------------------------------
                                    Independent Trustees
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Name, Position(s)    Principal Occupation(s) During the Past 5         Dollar     Aggregate
                                                                                   Dollar
                                                                                  Range of
                                                                                   Shares
                                                                      Range of   Beneficially
                                                                       Shares     Owned in
with the Fund,       Years; Other Trusteeships/Directorships Held;  Beneficially     All
Length of Service,   Number of Portfolios in the Fund Complex         Owned in   Supervised
Age                  Currently Overseen                               the Fund      Funds
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
                                                                    As of December 31, 2005
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
William L.           President, Colorado Christian University       None         Over
Armstrong,           (since 2006);Chairman of the following                      $100,000
Chairman of the      private mortgage banking companies: Cherry
Board of Trustees    Creek Mortgage Company (since 1991),
since 2003, Trustee  Centennial State Mortgage Company (since
since 2000           1994), and The El Paso Mortgage Company
Age: 69              (since 1993); Chairman of the following
                     private companies: Ambassador Media
                     Corporation (since 1984) and Broadway
                     Ventures (since 1984); Director of the
                     following: Helmerich & Payne, Inc. (oil and
                     gas drilling/production company) (since
                     1992), Campus Crusade for Christ (since 1991)
                     and The Lynde and Harry Bradley Foundation,
                     Inc. (non-profit organization) (since 2002);
                     former Chairman of the following: Transland
                     Financial Services, Inc. (private mortgage
                     banking company) (1997-2003), Great Frontier
                     Insurance (insurance agency) (1995-2000),
                     Frontier Real Estate, Inc. (residential real
                     estate brokerage) (1994-2000) and Frontier
                     Title (title insurance agency) (1995-2000);
                     former Director of the following: UNUM
                     Provident (insurance company) (1991-2004),
                     Storage Technology Corporation (computer
                     equipment company) (1991-2003) and
                     International Family Entertainment
                     (television channel) (1992-1997); U.S.
                     Senator (January 1979-January 1991). Oversees
                     38 portfolios in the OppenheimerFunds complex.
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Robert G. Avis,      Director and President of A.G. Edwards         None         Over
Trustee since 1993   Capital, Inc. (General Partner of private                   $100,000
Age: 75              equity funds) (until February 2001);
                     Chairman, President and Chief Executive
                     Officer of A.G. Edwards Capital, Inc. (until
                     March 2000); Director of A.G. Edwards & Sons,
                     Inc. (brokerage company) (until 2000) and
                     A.G. Edwards Trust Company (investment
                     adviser) (until 2000); Vice Chairman and
                     Director of A.G. Edwards, Inc. (until March
                     1999); Vice Chairman of A.G. Edwards & Sons,
                     Inc. (until March 1999); Chairman of A.G.
                     Edwards Trust Company (until March 1999) and
                     A.G.E. Asset Management (investment adviser)
                     (until March 1999). Oversees 38 portfolios in
                     the OppenheimerFunds complex.
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
George C. Bowen,     Assistant Secretary and Director of            None         Over
Trustee since 1998   Centennial Asset Management Corporation                     $100,000
Age: 69              (December 1991-April 1999); President,
                     Treasurer and Director of Centennial Capital
                     Corporation (June 1989-April 1999); Chief
                     Executive Officer and Director of MultiSource
                     Services, Inc. (March 1996-April 1999); Mr.
                     Bowen held several positions with the Manager
                     and with subsidiary or affiliated companies
                     of the Manager (September 1987-April 1999).
                     Oversees 38 portfolios in the
                     OppenheimerFunds complex.
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Edward L. Cameron,   Member of The Life Guard of Mount Vernon       None         Over
Trustee since 2000   (George Washington historical site) (since                  $100,000
Age: 68              June 2000); Director of Genetic ID, Inc.
                     (biotech company) (March 2001-May 2002);
                     Partner at PricewaterhouseCoopers LLP
                     (accounting firm) (July 1974-June 1999);
                     Chairman of Price Waterhouse LLP Global
                     Investment Management Industry Services Group
                     (accounting firm) (July 1994-June 1998).
                     Oversees 38 portfolios in the
                     OppenheimerFunds complex.
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Jon S. Fossel,       Director of UNUM Provident (insurance          None         Over
Trustee since 1990   company) (since June 2002); Director of                     $100,000
Age: 64              Northwestern Energy Corp. (public utility
                     corporation) (since November 2004); Director
                     of P.R. Pharmaceuticals (October 1999-October
                     2003); Director of Rocky Mountain Elk
                     Foundation (non-profit organization)
                     (February 1998-February 2003 and since
                     February 2005); Chairman and Director (until
                     October 1996) and President and Chief
                     Executive Officer (until October 1995) of the
                     Manager; President, Chief Executive Officer
                     and Director of the following: Oppenheimer
                     Acquisition Corp. ("OAC") (parent holding
                     company of the Manager), Shareholder
                     Services, Inc. and Shareholder Financial
                     Services, Inc. (until October 1995). Oversees
                     38 portfolios in the OppenheimerFunds complex.
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Sam Freedman,        Director of Colorado Uplift (charitable        None         Over
Trustee since 1996   organization) (since September 1984). Mr.                   $100,000
Age: 65              Freedman held several positions with the
                     Manager and with subsidiary or affiliated
                     companies of the Manager (until October
                     1994). Oversees 38 portfolios in the
                     OppenheimerFunds complex.
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Beverly L.           Trustee of Monterey Institute for              None         Over
Hamilton, Trustee    International Studies (educational                          $100,000
since 2002           organization) (since February 2000); Board
Age: 59              Member of Middlebury College (educational
                     organization) (since December 2005); Director
                     of The California Endowment (philanthropic
                     organization) (since April 2002); Director
                     (February 2002-2005) and Chairman of Trustees
                     (since 2006) of the Community Hospital of
                     Monterey Peninsula; Director (October
                     1991-2005) and Vice Chairman (since 2006) of
                     American Funds' Emerging Markets Growth Fund,
                     Inc. (mutual fund); President of ARCO
                     Investment Management Company (February
                     1991-April 2000); Member of the investment
                     committees of The Rockefeller Foundation
                     (since 2001) and The University of Michigan
                     (since 2000); Advisor at Credit Suisse First
                     Boston's Sprout venture capital unit (venture
                     capital fund) (1994-January 2005); Trustee of
                     MassMutual Institutional Funds (investment
                     company) (1996-June 2004); Trustee of MML
                     Series Investment Fund (investment company)
                     (April 1989-June 2004); Member of the
                     investment committee of Hartford Hospital
                     (2000-2003); and Advisor to Unilever
                     (Holland) pension fund (2000-2003). Oversees
                     38 portfolios in the OppenheimerFunds complex.
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Robert J. Malone,    Director of Jones International University     None         Over
Trustee since 2002   (educational organization) (since August                    $100,000
Age: 62              2005); Chairman, Chief Executive Officer and
                     Director of Steele Street State Bank
                     (commercial banking) (since August 2003);
                     Director of Colorado UpLIFT (charitable
                     organization) (since 1986); Trustee of the
                     Gallagher Family Foundation (non-profit
                     organization) (since 2000); Former Chairman
                     of U.S. Bank-Colorado (subsidiary of U.S.
                     Bancorp and formerly Colorado National Bank)
                     (July 1996-April 1999); Director of
                     Commercial Assets, Inc. (real estate
                     investment trust) (1993-2000); Director of
                     Jones Knowledge, Inc. (2001-July 2004); and
                     Director of U.S. Exploration, Inc. (oil and
                     gas exploration) (1997-February 2004).
                     Oversees 38 portfolios in the
                     OppenheimerFunds complex.
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
F. William           Trustee of MassMutual Select Funds (formerly   Over         Over
Marshall, Jr.,       MassMutual Institutional Funds) (investment    $100,000     $100,000
Trustee since 2000   company) (since 1996) and MML Series
Age: 64              Investment Fund (investment company) (since
                     1996); Trustee (since 1987) and Chairman
                     (1994-2005) of the Investment Committee of
                     the Worcester Polytech Institute (private
                     university); President and Treasurer of the
                     SIS Funds (private charitable fund) (since
                     January 1999); Chairman of SIS & Family Bank,
                     F.S.B. (formerly SIS Bank) (commercial bank)
                     (January 1999-July 1999); and Executive Vice
                     President of Peoples Heritage Financial
                     Group, Inc. (commercial bank) (January
                     1999-July 1999). Oversees 40 portfolios in
                     the OppenheimerFunds complex.*
---------------------------------------------------------------------------------------------
*  Includes two open-end investment companies: MassMutual Select Funds and MML Series
   Investment Fund. In accordance with the instructions for SEC Form N-1A, for purposes of this section only, MassMutual Select Funds and MML Series Investment Fund are included in the "Fund Complex." The Manager does not consider MassMutual Select Funds and MML
   Series Investment Fund to be part of the OppenheimerFunds' "Fund Complex" as that term may be otherwise interpreted.

Mr. Murphy is an "Interested Trustee" because he is affiliated with the Manager by virtue of his positions as an officer and director of the Manager, and as a shareholder of its parent company. The address of Mr. Murphy is Two World Financial Center, 225 Liberty
Street, 11th Floor, New York, New York 10281-1008. Mr. Murphy serves as a Trustee for an indefinite term, or until his resignation, retirement, death or removal and as an officer for an annual term, or until his resignation, retirement, death or removal. Mr. Murphy was elected as a Trustee of the Fund with the understanding that in the event he ceases to be the chief executive officer of the Manager, he will resign as a Trustee of the Fund and the other Board II Funds (defined above) for which he is a director or trustee.

----------------------------------------------------------------------------------------------
                               Interested Trustee and Officer
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
Name,             Principal Occupation(s) During the Past 5 Years;      Dollar     Aggregate
                                                                                    Dollar
                                                                                   Range Of
                                                                                    Shares
                                                                       Range of   Beneficially
Position(s) Held                                                        Shares     Owned in
with the Fund,                                                        Beneficially    All
Length of         Other Trusteeships/Directorships Held; Number of     Owned in   Supervised
Service, Age      Portfolios in the Fund Complex Currently Overseen    the Fund      Funds
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
                                                                      As of December 31, 2005
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
John V. Murphy,   Chairman, Chief Executive Officer and Director      None       Over
Trustee,          (since June 2001) and President (since September               $100,000
President and     2000) of the Manager; President and director or
Principal         trustee of other Oppenheimer funds; President and
Executive         Director of OAC and of Oppenheimer Partnership
Officer since     Holdings, Inc. (holding company subsidiary of the
2001              Manager) (since July 2001); Director of
Age: 57           OppenheimerFunds Distributor, Inc. (subsidiary of
                  the Manager) (since November 2001); Chairman and
                  Director of Shareholder Services, Inc. and of
                  Shareholder Financial Services, Inc. (transfer
                  agent subsidiaries of the Manager) (since July
                  2001); President and Director of OppenheimerFunds
                  Legacy Program (charitable trust program
                  established by the Manager) (since July 2001);
                  Director of the following investment advisory
                  subsidiaries of the Manager: OFI Institutional
                  Asset Management, Inc., Centennial Asset
                  Management Corporation, Trinity Investment
                  Management Corporation and Tremont Capital
                  Management, Inc. (since November 2001),
                  HarbourView Asset Management Corporation and OFI
                  Private Investments, Inc. (since July 2001);
                  President (since November 2001) and Director
                  (since July 2001) of Oppenheimer Real Asset
                  Management, Inc.; Executive Vice President of
                  Massachusetts Mutual Life Insurance Company (OAC's
                  parent company) (since February 1997); Director of
                  DLB Acquisition Corporation (holding company
                  parent of Babson Capital Management LLC) (since
                  June 1995); Member of the Investment Company
                  Institute's Board of Governors (since October 3,
                  2003); Chief Operating Officer of the Manager
                  (September 2000-June 2001); President and Trustee
                  of MML Series Investment Fund and MassMutual
                  Select Funds (open-end investment companies)
                  (November 1999-November 2001); Director of C.M.
                  Life Insurance Company (September 1999-August
                  2000); President, Chief Executive Officer and
                  Director of MML Bay State Life Insurance Company
                  (September 1999-August 2000); Director of Emerald
                  Isle Bancorp and Hibernia Savings Bank
                  (wholly-owned subsidiary of Emerald Isle Bancorp)
                  (June 1989-June 1998). Oversees 91 portfolios in
                  the OppenheimerFunds complex.
----------------------------------------------------------------------------------------------

The addresses of the officers in the chart below are as follows: for Messrs. Gillespie and
Zack and Ms. Bloomberg, Two World Financial Center, 225 Liberty Street, New York, New York
10281-1008, for Messrs. Weiss, Petersen, Szilagyi, Vandehey and Wixted and Mss. Wolf and
Ives, 6803 S. Tucson Way, Centennial, Colorado 80112-3924. Each officer serves for an annual term or until his or her resignation, retirement death or removal.

-----------------------------------------------------------------------------------------
                               Other Officers of the Fund
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Name, Position(s)      Principal Occupation(s) During Past 5 Years
Held with the Fund,
Length of Service, Age
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Barry D. Weiss, Vice   Vice   President  of  the  Manager   (since  July  2001)  and  of
President          and HarbourView  Asset Management  Corporation  (since June 2003); an
Portfolio              officer  of  6  portfolios  in  the   OppenheimerFunds   complex.
Manager since 2001     Formerly  Assistant  Vice  President and Senior Credit Analyst of
Age: 42                the  Manager  (February  2000-June  2001).  Prior to joining  the
                       Manager in February 2000, he was Associate  Director,  Structured
                       Finance, Fitch IBCA Inc. (April 1998 - February 2000).

-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Carol  E.  Wolf,  Vice Senior Vice President of the Manager (since June 2000) and of
President              HarbourView Asset Management Corporation (since June 2003); an and Portfolio Manager  officer of 6 portfolios in the OppenheimerFunds complex.
since 1998             Formerly Vice President of the Manager (June 1990 - June 2000).
Age: 54
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Mark S. Vandehey,      Senior Vice President and Chief Compliance Officer of the
Vice President and     Manager (since March 2004); Vice President of OppenheimerFunds
Chief Compliance       Distributor, Inc., Centennial Asset Management Corporation and
Officer since 2004     Shareholder Services, Inc. (since June 1983); Vice President and
Age: 56                Director of Internal Audit of the Manager (1997-February 2004).
                       An officer of 91 portfolios in the OppenheimerFunds complex.
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Brian W. Wixted,       Senior Vice President and Treasurer of the Manager (since March
Treasurer and          1999); Treasurer of the following: HarbourView Asset Management
Principal Financial &  Corporation, Shareholder Financial Services, Inc., Shareholder
Accounting Officer     Services, Inc., Oppenheimer Real Asset Management Corporation,
since 1999             and Oppenheimer Partnership Holdings, Inc. (since March 1999),
Age: 46                OFI Private Investments, Inc. (since March 2000),
                       OppenheimerFunds International Ltd. and OppenheimerFunds plc
                       (since May 2000), OFI Institutional Asset Management, Inc.
                       (since November 2000), and OppenheimerFunds Legacy Program
                       (since June 2003); Treasurer and Chief Financial Officer of OFI
                       Trust Company (trust company subsidiary of the Manager) (since
                       May 2000); Assistant Treasurer of the following: OAC (since
                       March 1999), Centennial Asset Management Corporation (March
                       1999-October 2003) and OppenheimerFunds Legacy Program (April
                       2000-June 2003); Principal and Chief Operating Officer of
                       Bankers Trust Company-Mutual Fund Services Division (March
                       1995-March 1999). An officer of 91 portfolios in the
                       OppenheimerFunds complex.
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Brian Petersen,        Assistant Vice President of the Manager (since August 2002);
Assistant Treasurer    Manager/Financial Product Accounting of the Manager (November
since 2004             1998-July 2002). An officer of 91 portfolios in the
Age: 36                OppenheimerFunds complex.

-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Brian C. Szilagyi,     Assistant Vice President of the Manager (since July 2004);
Assistant Treasurer    Director of Financial Reporting and Compliance of First Data
since 2005             Corporation (April 2003-July 2004); Manager of Compliance of
Age: 36                Berger Financial Group LLC (May 2001-March 2003); Director of
                       Mutual Fund Operations at American Data Services, Inc.
                       (September 2000-May 2001). An officer of 91 portfolios in the
                       OppenheimerFunds complex.
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Robert G. Zack,        Executive Vice President (since January 2004) and General
Vice President and     Counsel (since March 2002) of the Manager; General Counsel and
Secretary since 2001   Director of the Distributor (since December 2001); General
Age: 58                Counsel of Centennial Asset Management Corporation (since
                       December 2001); Senior Vice President and General Counsel of
                       HarbourView Asset Management Corporation (since December 2001);
                       Secretary and General Counsel of OAC (since November 2001);
                       Assistant Secretary (since September 1997) and Director (since
                       November 2001) of OppenheimerFunds International Ltd. and
                       OppenheimerFunds plc; Vice President and Director of Oppenheimer
                       Partnership Holdings, Inc. (since December 2002); Director of
                       Oppenheimer Real Asset Management, Inc. (since November 2001);
                       Senior Vice President, General Counsel and Director of
                       Shareholder Financial Services, Inc. and Shareholder Services,
                       Inc. (since December 2001); Senior Vice President, General
                       Counsel and Director of OFI Private Investments, Inc. and OFI
                       Trust Company (since November 2001); Vice President of
                       OppenheimerFunds Legacy Program (since June 2003); Senior Vice
                       President and General Counsel of OFI Institutional Asset
                       Management, Inc. (since November 2001); Director of
                       OppenheimerFunds (Asia) Limited (since December 2003); Senior
                       Vice President (May 1985-December 2003), Acting General Counsel
                       (November 2001-February 2002) and Associate General Counsel (May
                       1981-October 2001) of the Manager; Assistant Secretary of the
                       following: Shareholder Services, Inc. (May 1985-November 2001),
                       Shareholder Financial Services, Inc. (November 1989-November
                       2001), and OppenheimerFunds International Ltd. (September
                       1997-November 2001). An officer of 91 portfolios in the
                       OppenheimerFunds complex.
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Lisa I. Bloomberg,     Vice President and Associate Counsel of the Manager (since May
Assistant Secretary    2004); First Vice President (April 2001-April 2004), Associate
since 2004             General Counsel (December 2000-April 2004), Corporate Vice
Age: 38                President (May 1999-April 2001) and Assistant General Counsel
                       (May 1999-December 2000) of UBS Financial Services Inc.
                       (formerly, PaineWebber Incorporated). An officer of 91
                       portfolios in the OppenheimerFunds complex.
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Kathleen T. Ives,      Vice President (since June 1998) and Senior Counsel and
Assistant Secretary    Assistant Secretary (since October 2003) of the Manager; Vice
since 2001             President (since 1999) and Assistant Secretary (since October
Age: 40                2003) of the Distributor; Assistant Secretary of Centennial
                       Asset Management Corporation (since October 2003); Vice
                       President and Assistant Secretary of Shareholder Services, Inc.
                       (since 1999); Assistant Secretary of OppenheimerFunds Legacy
                       Program and Shareholder Financial Services, Inc. (since December
                       2001); Assistant Counsel of the Manager (August 1994-October
                       2003). An officer of 91 portfolios in the OppenheimerFunds complex.
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Phillip S. Gillespie,  Senior Vice President and Deputy General Counsel of the Manager
Assistant Secretary    (since September 2004); First Vice President (2000-September
since 2004             2004), Director (2000-September 2004) and Vice President
Age: 42                (1998-2000) of Merrill Lynch Investment Management. An officer of 91 portfolios in the OppenheimerFunds complex.
-----------------------------------------------------------------------------------------

      |X|   Remuneration of Trustees. The officers and Mr. Murphy of the Fund who are affiliated with the Manager receive no salary or fee from the Fund.  The Independent
Trustees received the compensation shown below from the Fund for serving as a Trustee and member of a committee (if applicable), with respect to the Fund's fiscal year ended July
31, 2006. The total compensation, including accrued retirement benefits, from the Fund and fund complex represents compensation received for servicing as a Trustee and member of a committee (if applicable) of the boards of the Fund and other funds in the OppenheimerFunds complex during the calendar year ended December 31, 2005.

-------------------------------------------------------------------------------
Trustee Name and Other Fund             Aggregate         Total Compensation
                                                          From Fund and Fund
                                    Compensation from       Complex Paid to
Position(s) (as applicable)              Fund(1)              Trustees(2)
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
William L. Armstrong                      $1,309                $178,000
Chairman of the Board and
Governance Committee Member
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Robert G. Avis                             $872                 $118,500
Review Committee Member
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
George C. Bowen                            $872                 $118,500
Audit Committee Member
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Edward L. Cameron                         $1,030                $136,000
Audit Committee Chairman
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Jon S. Fossel                              $925                 $124,100
Review Committee Chairman
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Sam Freedman                               $872                 $118,500
Review Committee Member
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Beverly Hamilton                          $804(3)               $107,175
Review Committee Member and
Governance Committee Member
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Robert J. Malone                         $1,002(4)              $134,868
Governance Committee Chairman
and Audit Committee Member
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
F. William Marshall, Jr.
Audit Committee Member and                 $872               $169,500(5)
Governance Committee Member
-------------------------------------------------------------------------------
1.    "Aggregate Compensation from Fund" includes fees and deferred compensation, if any.
2.    In accordance with SEC regulations, for purposes of this section only, "Fund Complex"
   includes the Oppenheimer funds, the MassMutual Institutional Funds, the MassMutual
   Select Funds and the MML Series Investment Fund, the investment adviser for which is the indirect parent company of the Fund's Manager. The Manager does not consider MassMutual
   Institutional Funds, MassMutual Select Funds and MML Series Investment Fund to be part of the OppenheimerFunds' "Fund Complex" as that term may be otherwise interpreted. The
   Manager also serves as the Sub-Advisor to the following: MassMutual Premier
   International Equity Fund, MassMutual Premier Main Street Fund, MassMutual Premier
   Strategic Income Fund, MassMutual Premier Capital Appreciation Fund, and MassMutual
   Premier Global Fund.
3.    Includes $804 deferred by Ms.  Hamilton under "Deferred  Compensation  Plan" described below.
4.    Includes $366 deferred by Mr. Malone under the "Deferred  Compensation  Plan described below.
5.    Includes $51,000  compensation  paid to Mr. Marshall for serving as a Trustee for Mass
   Mutual Select Funds and MML Series Investment Fund.

      |X|   Deferred  Compensation  Plan for  Trustees.  The Board of Trustees has adopted a
Deferred  Compensation  Plan for  Independent  Trustees  that enables them to elect to defer receipt of all or a portion of the annual fees they are  entitled to receive  from the Fund.
Under the plan, the  compensation  deferred by a Trustee is periodically  adjusted as though an equivalent  amount had been invested in shares of one or more Oppenheimer  funds selected by the  Trustee.  The amount paid to the Trustee  under this plan will be  determined  based upon the amount of compensation deferred and the performance of the selected funds.

      Deferral  of  Trustees'  fees  under this plan will not  materially  affect the Fund's assets,  liabilities or net income per share. This plan will not obligate the Fund to retain the services of any Trustee or to pay any particular  level of  compensation to any Trustee.
Pursuant  to an Order  issued by the SEC,  the Fund may invest in the funds  selected by the
Trustee under this plan without shareholder  approval for the limited purpose of determining the value of the Trustees' deferred compensation accounts.

         |X|      Major Shareholders.  As of September 1, 2006 the only persons who owned of record or were known by the Fund to own  beneficially  5% or more of any class of the Fund's outstanding shares were:

          Orchard Trust CO LLC, 8515 East Orchard Road,  Greenwood Village,  CO 80111, which owned  16,235,661.287  Class N Shares (representing 6.95% of the Fund's Class N shares then outstanding).

The  Manager.  The Manager is  wholly-owned  by  Oppenheimer  Acquisition  Corp.,  a holding company  controlled by Massachusetts  Mutual Life Insurance  Company,  a global  diversified insurance and financial services organization.

Code of Ethics. The Manager and the Distributor have a Code of Ethics. It is designed to detect and prevent improper personal trading by certain employees, including portfolio managers, that would compete with or take advantage of the Fund's portfolio transactions.
Covered persons include persons with knowledge of the investments and investment intentions of the Fund and other funds advised by the Manager. The Code of Ethics does permit personnel subject to the Code to invest in securities, including securities that may be purchased or held by the Fund, subject to a number of restrictions and controls. Compliance with the Code of Ethics is carefully monitored and enforced by the Manager. The Fund does not have a Code of Ethics since it is a money market fund.

   |X|      The Investment Advisory Agreement. The Manager provides investment advisory and management services to the Fund under an investment advisory agreement between the Manager and the Fund. The Manager selects investments for the Fund's portfolio and handles its day-to-day business.

The agreement requires the Manager, at its expense, to provide the Fund with adequate office space, facilities and equipment. It also requires the Manager to provide and supervise the activities of all administrative and clerical personnel required to provide effective administration for the Fund. Those responsibilities include the compilation and maintenance of records with respect to its operations, the preparation and filing of specified reports, and composition of proxy materials and registration statements for continuous public sale of shares of the Fund.

      The Fund pays  expenses  not  expressly  assumed  by the  Manager  under the  advisory agreement.  The advisory  agreement  lists  examples of expenses paid by the Fund. The major categories relate to interest,  taxes,  fees to certain Trustees,  legal and audit expenses,
custodian  and  transfer  agent  expenses,   share  issuance  costs,  certain  printing  and
registration costs and non-recurring  expenses,  including  litigation costs. The management fees  paid  by the  Fund  to the  Manager  are  calculated  at the  rates  described  in the
Prospectus,  which are applied to the assets of the Fund as a whole.  The fees are allocated to each  class of shares  based  upon the  relative  proportion  of the  Fund's  net  assets represented by that class.  The  management  fees paid by the Fund to the Manager during its last three fiscal years were:

  -----------------------------------------------------------------------------
  Fiscal Year ended 7/31    Management Fee Paid to OppenheimerFunds, Inc.
  -----------------------------------------------------------------------------
  -----------------------------------------------------------------------------
  2004                      $3,230,456*
  -----------------------------------------------------------------------------
  -----------------------------------------------------------------------------
  2005                      $3,302,388*
  -----------------------------------------------------------------------------
  -----------------------------------------------------------------------------
  2006                      $3,525,290**
  -----------------------------------------------------------------------------

* Effective  December 6, 2002,  the Manager  agreed to limit the Fund's  management  fees to
0.40% of average  net assets  for each  class.  That  expense  limitation  can be amended or terminated at any time without advance  notice.  If the management fee had not been reduced, the  management  fee paid for fiscal years 2004,  2005 and 2006 would have been  $3,804,838,
$3,876,831 and $4,120,612 respectively.

      The investment  advisory agreement states that in the absence of willful  misfeasance, bad faith,  gross  negligence in the performance of its duties or reckless  disregard of its obligations and duties under the investment  advisory  agreement,  the Manager is not liable for any loss the Fund sustains in connection with matters to which the agreement relates.

    The  agreement  permits the Manager to act as  investment  advisor for any other person, firm or corporation and to use the name  "Oppenheimer"  in connection with other  investment companies for which it may act as investment advisor or general distributor.  If the Manager shall no longer act as  investment  advisor to the Fund,  the Manager may withdraw the right of the Fund to use the name "Oppenheimer" as part of its name.

  Portfolio Managers. The Fund's portfolio is managed by Barry D. Weiss and Carol E. Wolf
(each is referred to as a "Portfolio Manager" and collectively they are referred to as the
"Portfolio Managers"). They are the persons who are responsible for the day-to-day management of the Fund's investments.

            Other Accounts Managed.  In addition to managing the Fund's investment portfolio, each Portfolio Manager also manages other investment portfolios and other accounts on behalf of the Manager or its affiliates.  The following table provides information regarding the other portfolios and accounts managed by each Portfolio Manager as of July 31, 2006. No account has a performance-based advisory fee:

        Portfolio              Total                   Total           Total
                                                     Assets in
                               Assets in  Other        Other
                      RegistereRegistered Pooled      Pooled            Assets
                      InvestmenInvestment InvestmentInvestment  Other  in Other
                      CompaniesCompanies  Vehicles   Vehicles   AccountAccounts
         Manager      Managed  Managed(1)  Managed   Managed*   ManagedManaged(2)
     ----------------------------------------------------------------------------
     ----------------------------------------------------------------------------
                         4                  None                 None
      Barry D. Weiss
                                 $26,750.3            None              None
     ----------------------------------------------------------------------------
     ----------------------------------------------------------------------------

      Carol E. Wolf      4                  None                 None
                                 $26,750.3            None              None

     1. In millions.
     2. Does not include personal accounts of portfolio managers and their families, which are subject to the Code of Ethics.

           As indicated above, the Portfolio Managers also manage other funds and accounts.  Potentially, at times, those responsibilities could conflict with the interests of the Fund.  That may occur whether the investment strategies of the other fund or account are the same as, or different from, the Fund's investment objectives and strategies.  For example, the Portfolio Managers may need to allocate investment opportunities between the Fund and another fund or account having similar objectives or strategies, or they may need to execute transactions for another fund or account that could have a negative impact on the value of securities held by the Fund.  Not all funds and accounts advised by the Manager have the same management fee.  If the management fee structure of another fund or account is more advantageous to the
      Manager than the fee structure of the Fund, the Manager could have an incentive to favor the other fund or account.  However, the Manager's compliance procedures and
      Code of Ethics recognize the Manager's fiduciary obligations to treat all of its clients, including the Fund, fairly and equitably, and are designed to preclude the
      Portfolio Managers from favoring one client over another. It is possible, of course, that those compliance procedures and the Code of Ethics may not always be adequate to do so.  At different times, the Fund's Portfolio Managers may manage other funds or accounts with investment objectives and strategies that are similar to those of the
      Fund, or may manage funds or accounts with investment objectives and strategies that are different from those of the Fund.

     Compensation of the Portfolio Managers.  The Fund's Portfolio Managers are employed and compensated by the Manager, not the Fund. Under the Manager's compensation program for its portfolio managers and portfolio analysts, their compensation is based primarily on the investment performance results of the funds and accounts they manage, rather than on the financial success of the Manager. This is intended to align the portfolio managers' and analysts' interests with the success of the funds and accounts and their shareholders. The Manager's compensation structure is designed to attract and retain highly qualified investment management professionals and to reward individual and team contributions toward creating shareholder value. As of
      July 31, 2006 the Portfolio Managers' compensation consisted of three elements: a base salary, an annual discretionary bonus and eligibility to participate in long-term awards of options and appreciation rights in regard to the common stock of the Manager's holding company parent. Senior portfolio managers may also be eligible to participate in the Manager's deferred compensation plan.

      To help the Manager attract and retain talent, the base pay component of each portfolio manager is reviewed regularly to ensure that it reflects the performance of the individual, is commensurate with the requirements of the particular portfolio, reflects any specific competence or specialty of the individual manager, and is competitive with other comparable positions. The annual discretionary bonus is determined by senior management of the Manager and is based on a number of factors, including a fund's pre-tax performance for periods of up to five years, measured against an appropriate Lipper benchmark selected by management. The Lipper benchmark with respect to the Fund is Lipper - Institutional Money Market Funds.  Other factors considered include management quality (such as style consistency, risk management, sector coverage, team leadership and coaching) and organizational development. The
      Portfolio Managers' compensation is not based on the total value of the Fund's portfolio assets, although the Fund's investment performance may increase those assets. The compensation structure is also intended to be internally equitable and serve to reduce potential conflicts of interest between the Fund and other funds and accounts managed by the Portfolio Managers. The compensation structure of the other funds and accounts managed by the Portfolio Managers is the same as the compensation structure of the Fund, described above.

             Ownership of Fund Shares.  As of July 31, 2006, the Portfolio Managers
      did not beneficially own any shares of the Fund:

      |X|   Portfolio  Transactions.  Portfolio decisions are based upon recommendations and judgment of the Manager  subject to the overall  authority  of the Board of  Trustees.  Most purchases  made by the Fund are  principal  transactions  at net prices,  so the Fund incurs little or no  brokerage  costs.  The Fund deals  directly  with the  selling  or  purchasing principal  or market  maker  without  incurring  charges for the services of a broker on its behalf  unless the Manager  determines  that a better price or execution  may be obtained by using the services of a broker.  Purchases of portfolio securities from underwriters include a  commission  or  concession  paid by the issuer to the  underwriter,  and  purchases  from dealers include a spread between the bid and asked prices.

      The Fund seeks to obtain prompt  execution of orders at the most  favorable net price.
If dealers are used for portfolio transactions,  transactions may be directed to dealers for their  execution  and  research  services.  The research  services  provided by a particular broker may be useful  only to one or more of the  advisory  accounts  of the Manager and its affiliates.  Investment research received for the commissions of those other accounts may be useful  both  to the  Fund  and one or more of  such  other  accounts.  Investment  research services  may be  supplied  to the  Manager  by a third  party at the  instance  of a broker through  which trades are placed.  It may include  information  and  analyses on  particular companies  and  industries  as well as market or  economic  trends and  portfolio  strategy, receipt of market  quotations  for portfolio  evaluations,  analytical  software  systemsand similar  products  and  services.  If a  research  service  also  assists  the  Manager in a non-research  capacity (such as bookkeeping or other  administrative  functions),  then only the  percentage  or component  that  provides  assistance  to the Manager in the  investment decision-making process may be paid in commission dollars.

      The  research  services  provided  by brokers  broaden  the scope and  supplement  the research activities of the Manager.  That research provides additional views and comparisons for  consideration,  and helps the Manager  obtain market  information  for the valuation of securities held in the Fund's portfolio or being considered for purchase.

      The  Fund's  policy  of  investing  in  short-term  debt  securities  results  in high portfolio turnover and may increase the Fund's transaction costs.  However,  since brokerage commissions,  if any, are small,  high turnover does not have an appreciable  adverse effect upon the income of the Fund.

Distribution and Service Plans

The Distributor.  Under its General  Distributor's  Agreement with the Fund, the Distributor acts as the Fund's  principal  underwriter in the continuous  public  offering of the Fund's classes of shares.  The  Distributor  bears the  expenses  normally  attributable  to sales, including  advertising and the cost of printing and mailing  prospectuses,  other than those furnished to existing  shareholders.  The  Distributor  is not  obligated to sell a specific number of shares.

      The concessions  paid to, or retained by, the Distributor  from the sale of shares and the  contingent  deferred  sales charges  retained by the  Distributor  on the redemption of shares during the Fund's three most recent fiscal years are shown in the tables below.

--------------------------------------------------------------------------------
                                                                Concessions on
              Concessions on Class B  Concessions on Class C    Class N Shares
Fiscal Year   Shares Advanced by      Shares Advanced by        Advanced by
Ended 7/31:   Distributor(1)          Distributor(1)            Distributor(1,2)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
2004(3)       $138,410                $93,032                   $589,607
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
2005          $234,183                $152,267                  $368,823
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
2006          $160,709                $86,491                   $268,756
--------------------------------------------------------------------------------
1.    The Distributor  advances concession payments to dealers for certain sales of Class B,
   Class C and Class N shares from its own resources at the time of sale.
2.    The inception date of Class N shares was March 1, 2001.
3.    The  Distributor's  sales concession rates on Class B, Class C and Class N shares sold prior to January 20, 2003 were  higher  than the  current  rates  (shown on page 6 of the
   Prospectus).

 --------------------------------------------------------------------------------
 Fiscal   Class A           Class B           Class C          Class N
                                              Contingent       Contingent
          Contingent        Contingent        Deferred Sales   Deferred Sales
 Year     Deferred Sales    Deferred Sales    Charges          Charges Retained
 Ended    Charges Retained  Charges Retained  Retained by      by Distributor
 7/31     by Distributor    by Distributor    Distributor
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 2004     $192,874          $298,926          $94,152          $336,882
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 2005     $14,385           $418,097          $66,809          $518,444
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 2006     $8,907            $235,416          $46,418          $255,272
 --------------------------------------------------------------------------------

Distribution and Service Plans. The Fund has adopted a Service Plan for Class A shares and Distribution and Service Plans for Class B, Class C and Class N shares under Rule 12b-1 of the
Investment Company Act. Under those plans the Fund pays the Distributor for all or a portion of its costs incurred in connection with the distribution and/or servicing of the shares of the particular class.  Each plan has been approved by a vote of the Board of
Trustees, including a majority of the Independent Trustees(1), cast in person at a meeting called for the purpose of voting on that plan.

Under the Plans, the Manager and the Distributor may make payments to affiliates.  In their sole discretion, they may also from time to time make substantial payments from their own resources, which include the profits the Manager derives from the advisory fees it receives from the Fund, to compensate brokers, dealers, financial institutions and other intermediaries for providing distribution assistance and/or administrative services or that otherwise promote sales of the Fund's shares.  These payments, some of which may be referred to as "revenue sharing," may relate to the Fund's inclusion on a financial intermediary's preferred list of funds offered to its clients.

Unless a plan is terminated as described below, the plan continues in effect from year to year but only if the Fund's Board of Trustees and its Independent Trustees specifically vote annually to approve its continuance. Approval must be by a vote cast in person at a meeting called for the purpose of voting on continuing the plan. A plan may be terminated at any time by the vote of a majority of the Independent Trustees or by the vote of the holders of a "majority" (as defined in the Investment Company Act) of the outstanding shares of that class.

The Board of Trustees and the Independent Trustees must approve all material amendments to a plan. An amendment to increase materially the amount of payments to be made under a plan must be approved by shareholders of the class affected by the amendment. Because Class B shares of the Fund automatically convert into Class A shares 72 months after purchase, the
Fund must obtain the approval of both Class A and Class B shareholders for a proposed material amendment to the Class A plan that would materially increase payments under the plan. That approval must be by a majority of the shares of each class, voting separately by class.

While the plans are in effect, the Treasurer of the Fund shall provide separate written reports on the plans to the Board of Trustees at least quarterly for its review. The reports shall detail the amount of all payments made under a plan and the purpose for which the payments were made. Those reports are subject to the review and approval of the Independent
Trustees.

Each plan states that while it is in effect, the selection and nomination of those Trustees of the Fund who are not "interested persons" of the Fund is committed to the discretion of the
Independent Trustees. This does not prevent the involvement of others in the selection and nomination process as long as the final decision as to selection or nomination is approved by a majority of the Independent Trustees.

    Under the plan for a class,  no payment  will be made to any  recipient in any period in which the  aggregate  net asset value of all Fund shares of that class held by the recipient for itself and its customers does not exceed a minimum amount,  if any, that may be set from time to time by a majority of the Independent Trustees.

      |X|Class A Service Plan Fees. Under the Class A service plan, the Distributor currently uses the fees it receives from the Fund to pay brokers, dealers and other financial institutions
(they are referred to as "recipients") for personal services and account maintenance services they provide for their customers who hold Class A shares. The services include, among others, answering customer inquiries about the Fund, assisting in establishing and maintaining accounts in the Fund, making the Fund's investment plans available and providing other services at the request of the Fund or the Distributor. The Class A service plan permits reimbursements to the Distributor at a rate of up to 0.20% of average annual net assets of Class A shares. The Distributor does not receive or retain the service fee on
Class A shares in accounts for which the Distributor has been listed as the broker-dealer of record.  While the plan permits the Board to authorize payments to the Distributor to reimburse itself for services under the plan, the Board has not yet done so. The
Distributor makes payments to plan recipients periodically at an annual rate not to exceed
0.20% of the average annual net assets consisting of Class A shares held in the accounts of the recipients or their customers.

For the fiscal year ended July 31, 2006 payments under the Class A Plan totaled $781,649, all but $67 of which was paid by the Distributor to recipients. That included $84,362 paid to an affiliate of the Distributor's parent company. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years. The Distributor may not use payments received under the Class A Plan to pay any of its interest expenses, carrying charges, or other financial costs, or allocation of overhead.

      |X|   Class B, Class C and Class N Service and  Distribution  Plans.  Under each plan, service  fees (if any) and  distribution  fees are  computed on the average of the net asset value of  shares  in the  respective  class,  determined  as of the  close  of each  regular business day during the period.  Each plan provides for the Distributor to be compensated at a flat rate,  whether  the  Distributor's  distribution  expenses  are more or less than the amounts  paid by the Fund under the plan  during  the period for which the fee is paid.  The types of services  that  recipients  provide for the service fee are similar to the services provided under the Class A service plan, described above.

      Each plan permits the Distributor to retain both the asset-based sales charges and the service fees or to pay recipients the service fee on a periodic basis, without payment in advance. However, the Distributor currently intends to pay the service fee to recipients in advance for the first year after Class B, Class C and Class N shares are purchased.
After the first year Class B, Class C or Class N shares are outstanding, after their purchase, the Distributor makes service fee payments periodically on those shares. The advance payment is based on the net asset value of shares sold. Shares purchased by exchange do not qualify for the advance service fee payment. If Class B, Class C or Class N shares are redeemed during the first year after their purchase, the recipient of the service fees on those shares will be obligated to repay the Distributor a pro rata portion of the advance payment of the service fee made on those shares. Class B, Class C or Class N shares may not be purchased by a new investor directly from the Distributor without the investor designating another registered broker-dealer.  If the investor no longer has another broker-dealer of record for an existing account, the Distributor is automatically designated as the broker-dealer of record, but solely for the purpose of acting as the investor's agent to purchase the shares.  In those cases, the Distributor retains the asset-based sales charge paid on Class B, Class C and Class N shares, but does not retain any service fees as to the assets represented by that account.

      The asset-based sales charge and service fees increase Class B and Class C expenses by 1.00% and the asset-based sales charge and service fees increase Class N expenses by
0.50% of the net assets per year of the respective classes.

      The Distributor  retains the  asset-based  sales charge on Class B and Class N shares.
The  Distributor  retains the  asset-based  sales charge on Class C shares  during the first year the  shares  are  outstanding.  It pays the  asset-based  sales  charge  as an  ongoing concession  to the recipient on Class C shares  outstanding  for a year or more. If a dealer has a special agreement with the Distributor,  the Distributor will pay the Class B, Class C or Class N asset-based  sales charge and the Class N service fee to the dealer  periodically in lieu of paying the sales concession and service fee in advance at the time of purchase.

.......The  asset-based  sales charges on Class B, Class C and Class N shares allow investors to buy shares without a front-end  sales charge while allowing the Distributor to compensate dealers  that  sell  those  shares.  The Fund  pays the  asset-based  sales  charges  to the
Distributor for its services  rendered in distributing  Class B, Class C and Class N shares.
The payments are made to the Distributor in recognition that the Distributor:
o.....pays sales concessions to authorized  brokers and dealers at the time of sale and pays service fees as described above,
o     may  finance  payment of sales  concessions  and/or the  advance  of the  service  fee payment to recipients  under the plans,  or may provide such financing from its own resources or from the resources of an affiliate,
o     employs personnel to support distribution of Class B, Class C and Class N shares, and
o     bears the costs of sales  literature,  advertising and prospectuses  (other than those furnished  to current  shareholders)  and state  "blue sky"  registration  fees and certain other distribution expenses.
o     may not be able to adequately  compensate dealers that sell Class B, Class C and Class
         N shares  without  receiving  payment under the plans and therefore may not be able to offer such Classes for sale absent the plans,
o     receives  payments under the plans  consistent  with the service fees and  asset-based sales charges paid by other non-proprietary funds that charge 12b-1 fees,
o     may use the  payments  under  the  plan to  include  the Fund in  various  third-party distribution programs that may increase sales of Fund shares,
o     may experience  increased  difficulty  selling the Fund's shares if payments under the plan are  discontinued  because most  competitor  funds have plans that pay dealers for  rendering  distribution  services as much or more than the  amounts  currently being paid by the Fund, and
o     may not be able to  continue  providing,  at the  same or at a lesser  cost,  the same quality  distribution  sales efforts and services,  or to obtain such services from brokers and dealers, if the plan payments were to be discontinued.

    The Distributor's  actual expenses in selling Class B, Class C and Class N shares may be more than the payments it receives from the contingent  deferred sales charges  collected on redeemed  shares and from the Fund under the plans.  If either the Class B, Class C or Class
N plan is  terminated  by the Fund,  the Board of  Trustees  may allow the Fund to  continue payments of the asset-based  sales charge to the Distributor for distributing  shares before the plan was terminated.

      The amount shown in the following table reflects a decrease in the  asset-based  sales charge on Class B and Class C shares,  from 0.75% to 0.50% of  average  daily net assets per annum,  effective  January 1, 2003. The Fund may reinstate the full asset-based sales charge permitted  under each plan at any time  without  advance  notice.  The  Distributor's  sales concession  rates on Class B, Class C and Class N shares sold prior to January 20, 2003 were higher than the current rates (shown on page __ of the prospectus).

---------------------------------------------------------------------------------
      Distribution Fees Paid to the Distributor for the Year Ended 7/31/06
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Class:        Total          Amount         Distributor's       Distributor's
                                                                Unreimbursed
                                            Aggregate           Expenses as %
              Payments       Retained by    Unreimbursed        of Net Assets
              Under Plan     Distributor    Expenses Under Plan of Class
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Class B Plan     $977,248       $977,219            $0               0.00%
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Class C Plan   $945,922(1)      $501,638            $0               0.00%
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Class N Plan  $1,101,102(2)     $560,867        $6,142,992           2.62%
---------------------------------------------------------------------------------
1.    Included $18,699 paid to an affiliate of the Distributor's parent company.
2.    Included $36,548 paid to an affiliate of the Distributor's parent company.

      All  payments  under the plans are subject to the  limitations  imposed by the Conduct
Rules of the NASD. on payments of asset-based sales charges and service fees.

Payments to Fund Intermediaries

      Financial intermediaries may receive various forms of compensation or reimbursement from the Fund in the form of 12b-1 plan payments as described in the preceding section of this SAI They may also receive payments or concessions from the Distributor, derived from sales charges paid by the clients of the financial intermediary, also as described in this
SAI. Additionally, the Manager and/or the Distributor (including their affiliates) may make payments to financial intermediaries in connection with their offering and selling shares of the Fund and other Oppenheimer funds, providing marketing or promotional support, transaction processing and/or administrative services. Among the financial intermediaries that may receive these payments are brokers and dealers who sell and/or hold shares of the
Fund, banks (including bank trust departments), registered investment advisers, insurance companies, retirement plan and qualified tuition program administrators, third party administrators, and other institutions that have selling, servicing or similar arrangements with the Manager or Distributor. The payments to intermediaries vary by the types of product sold, the features of the Fund share class and the role played by the intermediary.

      Possible types of payments to financial intermediaries include, without limitation, those discussed below.

o     Payments made by the Fund, or by an investor buying or selling shares of the Fund may include:

o     depending on the share class that the investor selects, contingent deferred sales charges or initial front-end sales charges, all or a portion of which front-end sales charges are payable by the Distributor to financial intermediaries (see "About Your Account" in the Prospectus);
o     ongoing asset-based payments attributable to the share class selected, including fees payable under the Fund's distribution and/or service plans adopted under Rule
              12b-1 under the Investment Company Act, which are paid from the Fund's assets and allocated to the class of shares to which the plan relates (see "About the Fund -- Distribution and Service Plans" above);
o     shareholder servicing payments for providing omnibus accounting, recordkeeping, networking, sub-transfer agency or other administrative or shareholder services, including retirement plan and 529 plan administrative services fees, which are paid from the assets of a Fund as reimbursement to the
              Manager or Distributor for expenses they incur on behalf of the Fund.

o     Payments made by the Manager or Distributor out of their respective resources and assets, which may include profits the Manager derives from investment advisory fees paid by the Fund. These payments are made at the discretion of the Manager and/or the Distributor. These payments, often referred to as "revenue sharing"
         payments, may be in addition to the payments by the Fund listed above.

o     These types of payments may reflect compensation for marketing support, support provided in offering the Fund or other Oppenheimer funds through certain trading platforms and programs, transaction processing or other services;
o     The Manager and Distributor each may also pay other compensation to the extent the payment is not prohibited by law or by any self-regulatory agency, such as the NASD. Payments are made based on the guidelines established by the
              Manager and Distributor, subject to applicable law.

      These payments may provide an incentive to financial intermediaries to actively market or promote the sale of shares of the Fund or other Oppenheimer funds, or to support the marketing or promotional efforts of the Distributor in offering shares of the Fund or other Oppenheimer funds. In addition, some types of payments may provide a financial intermediary with an incentive to recommend the Fund or a particular share class. Financial intermediaries may earn profits on these payments, since the amount of the payment may exceed the cost of providing the service. Certain of these payments are subject to limitations under applicable law. Financial intermediaries may categorize and disclose these arrangements to their clients and to members of the public in a manner different from the disclosures in the Fund's Prospectus and this SAI. You should ask your financial intermediary for information about any payments it receives from the Fund, the Manager or the Distributor and any services it provides, as well as the fees and commissions it charges.

      Although brokers or dealers that sell Fund shares may also act as a broker or dealer in connection with the execution of the purchase or sale of portfolio securities by the
Fund or other Oppenheimer funds, a financial intermediary's sales of shares of the Fund or such other Oppenheimer funds is not a consideration for the Manager when choosing brokers or dealers to effect portfolio transactions for the Fund or such other Oppenheimer funds.

      Revenue sharing payments can pay for distribution-related or asset retention items including, without limitation,

o     transactional support, one-time charges for setting up access for the Fund or other
         Oppenheimer funds on particular trading systems, and paying the intermediary's networking fees;
o     program support, such as expenses related to including the Oppenheimer funds in retirement plans, college savings plans, fee-based advisory or wrap fee programs, fund "supermarkets", bank or trust company products or insurance companies'
         variable annuity or variable life insurance products;
o     placement on the dealer's list of offered funds and providing representatives of the
         Distributor with access to a financial intermediary's sales meetings, sales representatives and management representatives.

      Additionally, the Manager or Distributor may make payments for firm support, such as business planning assistance, advertising, and educating a financial intermediary's sales personnel about the Oppenheimer funds and shareholder financial planning needs.

      For the year ended December 31, 2005, the following financial intermediaries that are broker-dealers offering shares of the Oppenheimer funds, and/or their respective affiliates, received revenue sharing or similar distribution-related payments from the
Manager or Distributor for marketing or program support:

Advantage Capital Corp./Financial       Advest, Inc.
Services Corp.
Aegon USA                               Aetna Retirement Services, Inc.
A.G. Edwards & Sons, Inc.               AIG Life
Allianz Life Insurance Company          Allmerica Financial Life Insurance
                                        and Annuity Co.
Allstate Financial Advisors             American Enterprise Life Insurance
American General Securities, Inc.       American General Annuity
Ameriprise Financial Services, Inc.     American Portfolio Financial
                                        Services, Inc.
Ameritas Life Insurance Corporation     Annuity Investors Life
Associated Securities                   AXA Advisors
Banc One Securities Corp.               BNY Investment Center, Inc.
Cadaret Grant & Co. Inc.                Charles Schwab - Great West Life
Chase Investment Services Corp.         CitiCorp Investment Services, Inc.
Citigroup Global Markets, Inc. (SSB)    CitiStreet
Citizens Bank of Rhode Island           CJM Planning Corp.
Columbus Life Insurance Company         Commonwealth Financial Network
CUNA Brokerage Services, Inc.           CUSO Financial Services, L.P.
Federal Kemper Life Assurance Company   Financial Network (ING)
First Global Capital                    GE Financial Assurance - GE Life &
                                        Annuity
Glenbrook Life and Annuity Co.          Hartford
HD Vest                                 HSBC Brokerage (USA) Inc.
ING Financial Advisers                  ING Financial Partners
Jefferson Pilot Life Insurance Company  Jefferson Pilot Securities Corp.
John Hancock Life Insurance Co.         Kemper Investors Life Insurance Co.
Legend Equities Corp.                   Legg Mason
Lincoln Benefit Life                    Lincoln Financial
Lincoln Investment Planning, Inc.       Lincoln National Life
Linsco Private Ledger                   MassMutual Financial Group and
                                        affiliates
McDonald Investments, Inc.              Merrill Lynch & Co. and affiliates
MetLife and affiliates                  Minnesota Life Insurance Company
Mony Life Insurance Co.                 Morgan Stanley Dean Witter, Inc.
Multi-Financial (ING)                   Mutual Service Corporation
National Planning Holdings, Inc.        Nationwide and affiliates
NFP                                     New York Life Securities, Inc.
Park Avenue Securities LLC              PFS Investments, Inc.
Prime Capital Services, Inc.            Primevest Financial Services, Inc.
                                        (ING)
Protective Life Insurance Co.           Prudential Investment Management
                                        Services LLC
Raymond James & Associates              Raymond James Financial Services
RBC Dain Rauscher Inc.                  Royal Alliance
Securities America Inc.                 Security Benefit Life Insurance Co.
Sentra Securities                       Signator Investments
Sun Life Assurance Company of Canada    SunAmerica Securities, Inc.
SunTrust Securities                     Thrivent
Travelers Life & Annuity Co., Inc.      UBS Financial Services Inc.
Union Central Life Insurance Company    United Planners
Valic Financial Advisors, Inc.          Wachovia Securities LLC
Walnut Street Securities (Met Life      Waterstone Financial Group
Network)
Wells Fargo Investments, LLC

      For the year ended December 31, 2005, the following firms, which in some cases are broker-dealers, received payments from the Manager or Distributor for administrative or other services provided (other than revenue sharing arrangements), as described above:

ABN AMRO Financial Services Inc.        ACS HR Solutions LLC
Administrative Management Group         ADP Broker/Dealer Inc.
Aetna Financial Services                Alliance Benefit Group
American Stock Transfer & Trust Co      Ameriprise Financial Services, Inc.
Baden Retirement Plan Services LLC      Banc One Securities Corp.
BCG Securities                          Benefit Administration Company LLC
Benefit Administration Inc.             Benefit Plans Administrative
                                        Services
Benetech Inc.                           Bisys Retirement Services
Boston Financial Data Services Inc.     Ceridian Retirement Plan Services
Charles Schwab & Co Inc.                Charles Schwab Trust Company
Circle Trust Company                    Citigroup Global Markets Inc.
CitiStreet                              City National Bank
Columbia Funds Distributor Inc.         CPI Qualified Plan Consultants Inc.
Daily Access.Com Inc.                   Digital Retirement Solutions
DST Systems Inc.                        Dyatech LLC
Edgewood/Federated Investments          ERISA Administrative Services Inc.
Expert Plan Inc.                        FASCorp
FBD Consulting Inc.                     Fidelity Institutional Operations
                                        Co.
Fidelity Investments                    First National Bank of Omaha
First Trust Corp.                       First Trust-Datalynx
Franklin Templeton                      Geller Group LTD
GoldK Inc.                              Great West Life & Annuity Ins Co.
Hartford Life Insurance Co              Hewitt Associates LLC
ICMA-RC Services LLC                    Independent Plan Coordinators Inc.
ING                                     Ingham Group
Interactive Retirement Systems          Invesco Retirement Plans
Invesmart                               InWest Pension Management
John Hancock Life Insurance Co.         JPMorgan Chase & Co
JPMorgan Chase Bank                     July Business Services
Kaufman & Goble                         Leggette & Company Inc.
Lincoln National Life                   MassMutual Financial Group and
                                        affiliates
Matrix Settlement & Clearance Services  Mellon HR Solutions
Mercer HR Services                      Merrill Lynch & Co., Inc.
Metavante 401(k) Services               Metlife Securities Inc.
MFS Investment Management               Mid Atlantic Capital Corp.
Milliman Inc.                           Morgan Stanley Dean Witter Inc.
National City Bank                      National Financial Services Corp.
Nationwide Investment Service Corp.     New York Life Investment Management
Northeast Retirement Services           Northwest Plan Services Inc.
Pension Administration and Consulting   PFPC Inc.
Plan Administrators Inc.                PlanMember Services Corporation
Princeton Retirement Group Inc.         Principal Life Insurance Co
Programs for Benefit Plans Inc.         Prudential Retirement Insurance &
                                        Annuity Co.
Prudential Retirement Services          PSMI Group
Putnam Investments                      Quads Trust Company
RSM McGladrey Retirement Resources      SAFECO
Standard Insurance Co                   Stanley Hunt DuPree Rhine
Stanton Group Inc.                      State Street Bank & Trust
Strong Capital Management Inc.          Symetra Investment Services Inc.
T Rowe Price Associates                 Taylor Perky & Parker LLC
Texas Pension Consultants               The 401(K) Company
The Chicago Trust Company               The Retirement Plan Company LLC
The Vanguard Group                      TruSource
Unified Fund Services Inc.              Union Bank & Trust Co. (Nebraska)
USI Consulting Group (CT)               Valic Retirement Services Co
Wachovia Bank NA                        Web401k.com
Wells Fargo Bank NA                     Wilmington Trust Company
WySTAR Global Retirement Solutions

Performance of the Fund

Explanation of Performance  Terminology.  The Fund uses a variety of terms to illustrate its investment  performance.  These terms  include  "yield,"  "compounded  effective  yield" and
"average  annual  total  return."  An  explanation  of how  yields  and  total  returns  are calculated  is set forth  below.  The charts  below show the  Fund's  performance  as of the
Fund's most recent  fiscal  year end.  You can obtain  current  performance  information  by calling the Fund's  Transfer  Agent at  1.800.225.5677  or by visiting the  OppenheimerFunds
Internet web site at www.oppenheimerfunds.com.  The Fund's performance would have been lower in the absence of the fee waivers  described on page 6 of the Prospectus.  Those fee waivers may be withdrawn at any time.

      The Fund's  illustrations of its performance data in  advertisements  must comply with rules of the SEC. Those rules  describe the types of  performance  data that may be used and how it is to be calculated.  If the fund shows total returns in addition to its yields,  the returns  must be for the 1-, 5- and 10-year  periods  ending as of the most recent  calendar quarter prior to the publication of the advertisement (or its submission for publication).

      Use of  standardized  performance  calculations  enables an  investor  to compare  the
Fund's  performance  to the  performance  of other funds for the same  periods.  However,  a number of factors should be considered before using the Fund's performance  information as a basis for comparisons with other investments:
o     Yields and total returns  measure the  performance  of a  hypothetical  account in the
         Fund over various  periods and do not show the  performance  of each  shareholder's account.  Your account's  performance will vary from the model  performance data if your  dividends  are received in cash, or you buy or sell shares during the period, or you bought your shares at a different time than the shares used in the model.
o     An investment in the Fund is not insured by the FDIC or any other government agency.
o     The Fund's yield is not fixed or guaranteed and will fluctuate.
o     Yields and total returns for any given past period  represent  historical  performance information  and are not,  and should not be  considered,  a  prediction  of future yields or returns.

      |X|   Yields.  The Fund's current yield is calculated  for a seven-day  period of time as  follows.  First,  a base  period  return  is  calculated  for the  seven-day  period  by determining  the net change in the value of a hypothetical  pre-existing  account having one share at the beginning of the seven-day period.  The change includes  dividends  declared on the original  share and dividends  declared on any shares  purchased  with dividends on that share,  but such dividends are adjusted to exclude any realized or unrealized  capital gains or losses  affecting the dividends  declared.  Next, the base period return is multiplied by
365/7 to obtain the current yield to the nearest hundredth of one percent.

      The compounded effective yield for a seven-day period is calculated by
      (1)   adding 1 to the base period return (obtained as described above),
      (2)   raising the sum to a power equal to 365 divided by 7, and
      (3)   subtracting 1 from the result.

      The yield as calculated  above may vary for accounts less than  approximately  $100 in value due to the effect of rounding off each daily  dividend to the nearest  full cent.  The
calculation  of  yield  under  either   procedure   described   above  does  not  take  into
consideration any realized or unrealized gains or losses on the Fund's portfolio  securities which may affect dividends.  Therefore, the return on dividends declared during a period may not be the same on an annualized basis as the yield for that period.

      |X|   Total  Return  Information.  There are  different  types of "total  returns"  to measure  the  Fund's  performance.  Total  return is the  change in value of a  hypothetical investment  in the Fund over a given  period,  assuming that all dividends and capital gains distributions  are  reinvested in additional  shares and that the  investment is redeemed at the end of the period.  Because of  differences  in expenses  for each class of shares,  the total returns for each class are separately  measured.  The cumulative total return measures the change in value over the entire  period  (for  example,  ten years).  An average  annual total return  shows the average rate of return for each year in a period that would  produce the cumulative  total return over the entire period.  However,  average annual total returns do not show actual  year-by-year  performance.  The Fund uses standardized  calculations for its total returns as prescribed by the SEC. The methodology is discussed below.

      In calculating total returns for Class B shares,  payment of the applicable contingent deferred  sales  charge is applied,  depending  on the period for which the return is shown:
5.0% in the first year,  4.0% in the second year,  3.0% in the third and fourth years,  2.0%
in the fifth year, 1.0% in the sixth year and none  thereafter.  For Class C shares,  the 1%
contingent  deferred sales charge is deducted for returns for the one-year period. For Class
N shares,  the 1% contingent  deferred sales charge is deducted for returns for the one-year period.  Class N total returns may also be calculated for the periods prior to March 1, 2001
(the  inception date for Class N shares),  based on the Fund's Class A returns,  adjusted to reflect the higher Class N 12b-1 fees.

o     Average  Annual Total  Return.  The "average  annual total return" of each class is an average annual  compounded  rate of return for each year in a specified  number of years. It is the rate of return based on the change in value of a hypothetical  initial  investment of
$1,000  ("P" in the  formula  below)  held for a number  of years  ("n" in the  formula)  to achieve an Ending  Redeemable Value ("ERV" in the formula) of that investment,  according to the following formula:

     1/n
(ERV)
(---) - 1 = Average Annual Total Return
( P )

o     Cumulative  Total  Return.  The  "cumulative  total return"  calculation  measures the change in value of a hypothetical  investment of $1,000 over an entire period of years.  Its calculation  uses some of the same factors as average  annual total return,  but it does not average the rate of return on an annual  basis.  Cumulative  total return is  determined  as follows:

ERV-P
----- = Total Return
  P

-------------------------------------------------------------------------------------------------
                   The Fund's Total Returns for the Periods Ended 7/31/06(5)
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
Class of  Cumulative          ------------------------------------------------------------------
          Total Returns
--------- (10 years or
Shares    life-of-class)      Average Annual Total Returns
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
                              1-Year          5-Year          10-Year
                                              (or             (or
                              --------------- life-of-class)  life-of-class)
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
          After    Without    After   Without After   Without After    Without          Com-pounded
                                                                                        Effective
                                                                                        Yield
                                                                               Yield     (7
                                                                               (7 days  days
          Sales    Sales      Sales   Sales   Sales   Sales   Sales    Sales   ended    ended
          Charge   Charge     Charge  Charge  Charge  Charge  Charge   Charge  07/31/06)07/31/06)
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
Class      34.51%     34.51%  3.55%   3.55%   1.39%   1.39%   3.01%    3.01%   4.48%    4.58%
A(1)
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
Class      30.09%(2)  30.09%(2-1.71%(23.29%   0.73%   1.12%   2.67%(2) 2.67%(2)4.24%    4.33%
B(2)
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
Class      28.87%(3)  28.87%(32.24%(3)3.24%   1.09%   1.09%   2.57%    2.57%   4.16%    4.24%
C(3)
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
Class       7.71%(4)   7.71%(42.26%   3.26%   1.20%   1.20%   1.38%(4) 1.38%(4)4.17%    4.26%
N(4)
-------------------------------------------------------------------------------------------------
1.    Inception of Class A shares: 1/3/89.
2.    Inception  of Class B shares:  8/17/93.  Because  Class B convert to Class A shares 72 months after  purchase,  the 10-Year return for Class B uses Class A performance  for the period after conversion.
3.    Inception of Class C shares: 12/1/93.
4.    Inception of Class N Shares: 3/1/01.
5.    The amount shown in the following table reflects a decrease in the  asset-based  sales charge on Class B and Class C shares,  from  0.75% to 0.50% of  average  daily net assets per annum,  effective  January 1, 2003. The Fund may reinstate the full asset-based sales charge  permitted under each plan at any time without advance notice.  The  Distributor's sales  concession  rates on Class B, Class C and Class N shares sold prior to January 20,
   2003 were higher than the current rates (shown on page 6 of the Prospectus).

   |X|      Other Performance  Comparisons.  Yield information may be useful to investors in reviewing the Fund's  performance.  The Fund may make comparisons between its yield and that of other  investments,  by citing  various  indices such as The Bank Rate  Monitor  National
Index  (provided by Bank Rate  Monitor)  which  measures the average rate paid on bank money market  accounts,  NOW accounts and  certificates  of deposits by the 100 largest  banks and thrifts in the top ten metro  areas.  When  comparing  the  Fund's  yield with that of other investments,  investors should understand that certain other investment alternatives such as certificates  of deposit,  U.S.  government  securities,  money market  instruments  or bank accounts may provide fixed yields and may be insured or guaranteed.

      From time to time,  the Fund may include in its  advertisements  and sales  literature performance  information  about the Fund cited in other newspapers and periodicals,  such as
The New York Times, which may include performance quotations from other sources.

      From time to time, the Fund's  Manager may publish  rankings or ratings of the Manager
(or the Transfer  Agent) or the investor  services  provided by them to  shareholders of the
Oppenheimer  funds,  other than performance  rankings of the Oppenheimer  funds  themselves.
Those ratings or rankings of investor/shareholder  services by third parties may compare the services of the  Oppenheimer  funds to those of other mutual fund  families  selected by the rating
or ranking  services.  They may be based on the  opinions  of the rating or ranking  service itself,  based on its  research  or  judgment,  or based on surveys of  investors,  brokers, shareholders or others.

      From time to time the Fund may include in its  advertisements and sales literature the total return  performance of a hypothetical  investment  account that includes shares of the fund and other Oppenheimer  funds. The combined account may be part of an illustration of an asset allocation model or similar  presentation.  The account  performance may combine total return  performance of the Fund and the total return  performance of other Oppenheimer funds included in the account.  Additionally,  from time to time,  the Fund's  advertisements  and sales literature may include, for illustrative or comparative purposes,  statistical data or other  information  about  general or  specific  market and  economic  conditions.  That may include, for example,
o     information  about the  performance of certain  securities or  commodities  markets or segments of those markets,
o     information  about  the  performance  of the  economies  of  particular  countries  or regions,
o     the  earnings of companies  included in segments of  particular  industries,  sectors, securities markets, countries or regions,
o     the availability of different types of securities or offerings of securities,
o     information  relating to the gross  national or gross  domestic  product of the United
         States or other countries or regions,
o     comparisons of various market sectors or indices to demonstrate performance,  risk, or other characteristics of the Fund.

--------------------------------------------------------------------------------------------
A B O U T Y O U R A C C O U N T
--------------------------------------------------------------------------------------------

How to Buy Shares

Additional  information is presented  below about the methods that can be used to buy shares of  the  Fund.  Appendix  C  contains  more  information  about  the  special  sales  charge arrangements  offered by the Fund,  and the  circumstances  in which  sales  charges  may be reduced or waived for certain classes of investors.

When you  purchase  shares of the Fund,  your  ownership  interest in the shares of the Fund will be  recorded  as a book entry on the  records  of the Fund.  The Fund will not issue or re-register physical share certificates.

AccountLink.  When shares are purchased through AccountLink,  each purchase must be at least
$50 and  shareholders  must invest at least $500  before an Asset  Builder  Plan  (described below) can be established on a new account.  Accounts  established prior to November 1, 2002 will  remain at $25 for  additional  purchases.  Shares  will be  purchased  on the  regular business day the Distributor is instructed to initiate the Automated  Clearing House ("ACH")
transfer  to buy the shares.  Dividends  will begin to accrue on shares  purchased  with the proceeds of ACH  transfers  on the  business  day the Fund  receives  Federal  Funds for the purchase  through  the ACH  system  before the close of the New York  Stock  Exchange  ("the
NYSE").  The NYSE  normally  closes at 4:00 p.m.,  but may close earlier on certain days. If
Federal  Funds are received on a business  day after the close of the NYSE,  the shares will be  purchased  and  dividends  will begin to accrue on the next  regular  business  day. The proceeds of ACH transfers  are normally  received by the Fund three days after the transfers are initiated.  If the proceeds of the ACH transfer are not received on a timely basis,  the
Distributor  reserves the right to cancel the purchase  order.  The Distributor and the Fund are not  responsible  for any  delays in  purchasing  shares  resulting  from  delays in ACH transmissions.

Asset Builder  Plans.  As explained in the  Prospectus,  you must  initially  establish your account with $500.  Subsequently,  you can establish an Asset Builder Plan to  automatically purchase  additional  Class A shares  directly from a bank account for as little as $50. For those accounts  established prior to November 1, 2002 and which have previously  established
Asset Builder  Plans,  additional  purchases will remain at $25.  Shares  purchased by Asset
Builder Plan  payments  from bank accounts are subject to the  redemption  restrictions  for recent  purchases  described in the  Prospectus.  Asset Builder Plans are available  only if your  bank  is an ACH  member.  Asset  Builder  Plans  may not be  used  to buy  shares  for
OppenheimerFunds employer-sponsored qualified retirement accounts.

      If you make payments from your bank account to purchase  shares of the Fund, your bank account will be debited  automatically.  Normally  the debit will be made two business  days prior to the investment  dates you selected on your  application.  Neither the  Distributor, the Transfer  Agent nor the Fund shall be  responsible  for any delays in purchasing  shares that result from delays in ACH transmissions.

      Retirement  Plans may purchase Class B shares of the Fund directly by  establishing an
Asset  Builder  Plan.  The minimum  initial  investment  for Class B Asset  Builder Plans is
$5,000 and the maximum initial investment is $500,000.

      Before you  establish  Asset Builder  payments,  you should obtain a prospectus of the
selected  fund(s)  from  your  financial   advisor  (or  the  Distributor)  and  request  an
application  from the  Distributor.  Complete the  application and return it. You may change the amount of your Asset Builder payment or your can terminate  these automatic  investments at any time by writing to the  Transfer  Agent.  The  Transfer  Agent  requires a reasonable period  (approximately  10 days) after receipt of your  instructions  to implement them. The
Fund reserves the right to amend,  suspend,  or discontinue  offering Asset Builder plans at any time without prior notice.

The  Oppenheimer  Funds.  The  Oppenheimer  funds  are  those  mutual  funds  for  which the
Distributor acts as the distributor and currently include the following:

Oppenheimer AMT-Free Municipals           Oppenheimer New Jersey Municipal Fund
Oppenheimer AMT-Free New York Municipals  Oppenheimer Pennsylvania Municipal Fund
Oppenheimer Balanced Fund                 Oppenheimer Portfolio Series:
Oppenheimer Core Bond Fund                   Active Allocation Fund
Oppenheimer California Municipal Fund        Aggressive Investor Fund
Oppenheimer Capital Appreciation Fund        Conservative Investor Fund
Oppenheimer Capital Income Fund              Moderate Investor Fund
                                          Oppenheimer Principal Protected Main
Oppenheimer Champion Income Fund          Street Fund
                                          Oppenheimer Principal Protected Main
Oppenheimer Convertible Securities Fund   Street Fund II
                                          Oppenheimer Principal Protected Main
Oppenheimer Developing Markets Fund       Street Fund III
Oppenheimer Discovery Fund                Oppenheimer Quest Balanced Fund
                                          Oppenheimer Quest Capital Value Fund,
Oppenheimer Dividend Growth Fund          Inc.
                                          Oppenheimer Quest International Value
Oppenheimer Emerging Growth Fund          Fund, Inc.
Oppenheimer Emerging Technologies Fund    Oppenheimer Quest Opportunity Value Fund
Oppenheimer Enterprise Fund               Oppenheimer Quest Value Fund, Inc.
Oppenheimer Equity Fund, Inc.             Oppenheimer Real Asset Fund
Oppenheimer Global Fund                   Oppenheimer Real Estate Fund
                                          Oppenheimer Rochester Massachusetts
Oppenheimer Global Opportunities Fund     Municipal Fund
                                          Oppenheimer Rochester Michigan
Oppenheimer Gold & Special Minerals Fund  Municipal Fund
                                          Oppenheimer Rochester National
Oppenheimer Growth Fund                   Municipals
                                          Oppenheimer Rochester Ohio Municipal
Oppenheimer High Yield Fund               Fund
                                          Oppenheimer Rochester Virginia
Oppenheimer International Bond Fund       Municipal Fund
Oppenheimer International Diversified
Fund                                      Oppenheimer Select Value Fund
Oppenheimer International Growth Fund     Oppenheimer Senior Floating Rate Fund
Oppenheimer International Small Company
Fund                                      Oppenheimer Small- & Mid- Cap Value Fund
Oppenheimer International Value Fund      Oppenheimer Strategic Income Fund
Oppenheimer Limited Term California
Municipal Fund                            Oppenheimer U.S. Government Trust
Oppenheimer Limited-Term Government Fund  Oppenheimer Value Fund
Oppenheimer Limited Term Municipal Fund   Limited-Term New York Municipal Fund
Oppenheimer Main Street Fund              Rochester Fund Municipals
Oppenheimer Main Street Opportunity Fund
Oppenheimer Main Street Small Cap Fund
Oppenheimer MidCap Fund

And the following money market funds:
Oppenheimer Cash Reserves                 Centennial Money Market Trust
Oppenheimer Money Market Fund, Inc.       Centennial New York Tax Exempt Trust
Centennial California Tax Exempt Trust    Centennial Tax Exempt Trust
Centennial Government Trust

      There is an  initial  sales  charge on the  purchase  of Class A shares of each of the
Oppenheimer   funds   described   above  except  the  money  market  funds.   Under  certain
circumstances  described  in this SAI,  redemption  proceeds  of certain  money  market fund shares may be subject to a contingent deferred sales charge.

      Classes of Shares.  Each class of shares of the Fund  represents  an  interest  in the same  portfolio of investments of the Fund.  However,  each class has different  shareholder privileges and features.  The net income  attributable to Class B, Class C or Class N shares and the  dividends  payable  on  Class B,  Class C and  Class N shares  will be  reduced  by incremental  expenses  borne solely by that class.  Those expenses  include the  asset-based sales charges to which Class B, Class C and Class N shares are subject.

|X|   Alternative  Sales  Arrangements.  As stated in the  Prospectus,  Class B, Class C and
Class N shares of the Fund may only be  acquired  by exchange of Class , Class C and Class N shares,  respectively,  of other Oppenheimer funds or directly through qualified  retirement plans.

      Investors  should  understand  that the purpose and  function  of the  deferred  sales charge and asset-based  sales charge with respect to Class B, Class C and Class N shares are the same as those of the initial  sales charge with respect to Class A share of  Oppenheimer funds  other than the money  market  funds.  Any  salesperson  or other  person  entitled to receive  compensation for selling the Fund shares may receive  different  compensation  with respect to one class of shares than the other.

      The  Distributor  will  generally  not  accept  any  order in the  amount of more than
$100,000  for Class B shares or $1  million or more for Class C shares on behalf of a single investor  (not  including  dealer  "street  name"  or  omnibus  accounts).  That is  because generally it will be more  advantageous  for that investor to purchase Class A shares of the
Fund.

      Class B, Class C or Class N shares may not be  purchased  by a new  investor  directly from the Distributor without the investor designating another registered broker-dealer.

|X|   Class A Shares Subject to a Contingent  Deferred Sales Charge.  For purchases of Class
A shares at net asset value  whether or not subject to a  contingent  deferred  sales charge as described in the Prospectus,  no sales  concessions will be paid to the  broker-dealer of record,  as  described  in the  Prospectus,  on sales of Class A shares  purchased  with the redemption  proceeds of shares of another  mutual fund offered as an investment  option in a retirement plan in which  Oppenheimer  funds are also offered as investment  options under a special  arrangement  with the  Distributor,  if the purchase occurs more than 30 days after the Oppenheimer funds are added as an investment option under that plan. Additionally,  that concession  will not be paid on purchases  of Class A shares by a retirement  plan made with the  redemption  proceeds of Class N shares one or more  Oppenheimer  funds held by the plan for more than 18 months.

|X|   Class B Conversion.  Under current  interpretations  of applicable  federal income tax law by the Internal Revenue  Service,  the conversion of Class B shares to Class A shares 72 months after purchase is not treated as a taxable event for the  shareholder.  If those laws or the IRS interpretation of those laws should change, the automatic  conversion feature may be  suspended.  In that event,  no further  conversions  of Class B shares would occur while that suspension remained in effect.

      Although  Class B shares  could then be  exchanged  for Class A shares on the basis of relative net asset value of the two  classes,  without the  imposition  of a sales charge or fee, such exchange  could  constitute a taxable event for the  shareholder,  and absent such exchange,  Class B shares might continue to be subject to the  asset-based  sales charge for longer than six years.

|X|   Availability  of Class N  Shares.  In  addition  to the  description  of the  types of retirement  plans which may purchase  Class N shares  contained in the  prospectus,  Class N shares also are offered to the following:
o     to all rollover IRAs (including SEP IRAs and SIMPLE IRAs),
o     to all rollover  contributions made to Individual 401(k) plans,  Profit-Sharing  Plans and Money Purchase Pension Plans,
o     to  all  direct  rollovers  from  OppenheimerFunds-sponsored   Pinnacle  and  Ascender
         retirement plans,
o     to all trustee-to-trustee IRA transfers,
o     to all 90-24 type 403(b) transfers,
o     to Group  Retirement  Plans (as defined in Appendix C to this SAI) which have  entered into a special agreement with the Distributor for that purpose,
o     to Retirement  Plans qualified under Sections 401(a) or 401(k) of the Internal Revenue
         Code,  the  recordkeeper  or the plan  sponsor for which has entered into a special agreement with the Distributor,
o     to Retirement  Plans of a plan sponsor  where the  aggregate  assets of all such plans invested in the Oppenheimer funds is $500,000 or more,
o     to Retirement  Plans with at least 100 eligible  employees or $500,000 or more in plan assets
o     to  OppenheimerFunds-sponsored  Ascender  401(k) plans that pay for the purchase  with the redemption proceeds of Class A shares of one or more Oppenheimer funds, and
o     to certain customers of broker-dealers  and financial  advisors that are identified in a special  agreement  between the  broker-dealer  or  financial  advisor and the
            Distributor for that purpose.

      The  sales  concession  and the  advance  of the  service  fee,  as  described  in the
Prospectus, will not be paid to dealers of record on sales of Class N shares on:
o     purchases of Class N shares in amounts of $500,000 or more by a  retirement  plan that pays for the  purchase  with the  redemption  proceeds  of Class A shares of one or more  Oppenheimer  funds (other than rollovers  from an  OppenheimerFunds-sponsored
         Pinnacle or Ascender 401(k) plan to any IRA invested in the Oppenheimer funds),
o     purchases of Class N shares in amounts of $500,000 or more by a  retirement  plan that pays for the  purchase  with the  redemption  proceeds  of Class C shares of one or more  Oppenheimer  funds  held by the  plan for more  than  one  year  (other  than rollovers from an  OppenheimerFunds-sponsored  Pinnacle or Ascender  401(k) plan to any IRA invested in the Oppenheimer funds), and
o     on purchases of Class N shares by an  OppenheimerFunds-sponsored  Pinnacle or Ascender
         401(k)  plan made  with the  redemption  proceeds  of Class A shares of one or more
         Oppenheimer funds.

      No sales  concessions will be paid to the broker-dealer of record, as described in the
Prospectus,  on sales of Class N shares purchased with the redemption  proceeds of shares of another  mutual  fund  offered  as an  investment  option  in a  retirement  plan  in  which
Oppenheimer  funds are also offered as investment  options under a special  arrangement with the  Distributor,  if the purchase occurs more than 30 days after the Oppenheimer  funds are added as an investment option under that plan.

      |X|   Allocation of Expenses.  The Fund pays expenses related to its daily operations, such as custodian  fees,  Trustees'  fees,  transfer  agency  fees,  legal fees and auditing costs.  Those  expenses  are paid out of the  Fund's  assets  and are not paid  directly  by shareholders.  However,  those expenses reduce the net asset value of shares,  and therefore are indirectly borne by shareholders through their investment.

      The methodology for calculating the net asset value,  dividends and  distributions  of the Fund's share  classes  recognizes  two types of expenses.  General  expenses that do not pertain  specifically  to any one class are allocated pro rata to the shares of all classes.
The  allocation is based on the percentage of the Fund's total assets that is represented by the assets of each class, and then equally to each  outstanding  share within a given class.
Such general expenses include management fees, legal,  bookkeeping and audit fees,  printing and  mailing  costs of  shareholder  reports,  Prospectuses,  SAIs and other  materials  for current  shareholders,  fees to unaffiliated  Trustees,  custodian expenses,  share issuance costs,  organization  and start-up costs,  interest,  taxes and brokerage  commissions,  and non-recurring expenses, such as litigation costs.

      Other  expenses  that are directly  attributable  to a particular  class are allocated equally to each  outstanding  share  within that class.  Examples of such  expenses  include distribution  and service plan (12b-1) fees,  transfer and shareholder  servicing agent fees and expenses and  shareholder  meeting  expenses (to the extent that such  expenses  pertain only to a specific class).

Fund  Account  Fees.  As stated in the  Prospectus,  a $12 annual  "Minimum  Balance Fee" is assessed on each Fund account with a share balance  valued under $500.  The Minimum  Balance
Fee is automatically deducted from each such Fund account in September.

Listed below are certain cases in which the Fund has elected,  in its discretion,  not to assess the Fund Account Fees.  These exceptions are subject to change:
o     A fund account whose shares were acquired after September 30th of the prior year;
o     A fund  account  that has a balance  below  $500 due to the  automatic  conversion  of shares from Class B to Class A shares.  However, once all Class B shares held in the account have been converted to Class A shares the new account  balance may become subject to the Minimum Balance Fee;
o     Accounts of shareholders  who elect to access their account  documents  electronically via eDoc Direct;
o     A fund account that has only certificated  shares and, has a balance below $500 and is being escheated;
o     Accounts of  shareholders  that are held by  broker-dealers  under the NSCC  Fund/SERV system;
o     Accounts held under the Oppenheimer Legacy Program and/or holding certain  Oppenheimer
         Variable Account Funds;
o     Omnibus  accounts  holding  shares  pursuant to the Pinnacle,  Ascender,  Custom Plus,
         Recordkeeper Pro and Pension Alliance Retirement Plan programs; and
o     A fund  account that falls below the $500  minimum  solely due to market  fluctuations within the 12-month period preceding the date the fee is deducted.

To access  account  documents  electronically  via eDocs  Direct,  please  visit the Service
Center on our website at www.oppenheimerfunds.com or call 1.888.470.0862 for instructions.

The Fund reserves the authority to modify Fund Account Fees in its discretion.

Determination  of Net Asset Value Per Share.  The net asset value per share of each class of shares of the Fund is  determined  as of the close of  business of the NYSE on each day that the NYSE is open.  The  calculation  is done by dividing  the value of the Fund's net assets attributable  to a class by the  number of shares of that class  that are  outstanding.  The
NYSE normally  closes at 4:00 p.m.,  Eastern  time,  but may close earlier on some days (for example,  in case of weather  emergencies  or on days falling  before a U.S.  holiday).  All references  to  time in this  SAI  mean  "Eastern  time."  The  NYSE's  most  recent  annual announcement  (which is  subject  to change)  states  that it will close on New Year's  Day,
Martin Luther King Jr. Day,  Presidents' Day, Good Friday,  Memorial Day,  Independence Day,
Labor Day, Thanksgiving Day and Christmas Day. It may also close on other days.

      The Fund's  Board of  Trustees  has  adopted  the  amortized  cost method to value the
Fund's  portfolio  securities.  Under  the  amortized  cost  method,  a  security  is valued initially at its cost and its valuation  assumes a constant  amortization  of any premium or accretion of any discount,  regardless of the impact of  fluctuating  interest  rates on the market value of the security.  This method does not take into  consideration  any unrealized capital  gains or losses on  securities.  While this method  provides  certainty  in valuing securities,  in certain periods the value of a security  determined by amortized cost may be higher or lower than the price the Fund would receive if it sold the security.

      The Fund's  Board of  Trustees  has  established  procedures  reasonably  designed  to stabilize the Fund's net asset value at $1.00 per share.  Those procedures  include a review of the  Fund's  portfolio  holdings  by  the  Board  of  Trustees,  at  intervals  it  deems appropriate,  to determine  whether the Fund's net asset value calculated by using available market quotations deviates from $1.00 per share based on amortized cost.

      The Board of Trustees will examine the extent of any deviation  between the Fund's net asset value based upon available  market  quotations  and amortized  cost. If the Fund's net asset value were to deviate  from $1.00 by more than 0.5%,  Rule 2a-7  requires the Board of
Trustees to consider what action,  if any,  should be taken. If they find that the extent of the deviation may cause a material  dilution or other unfair  effects on  shareholders,  the
Board of Trustees will take whatever  steps it considers  appropriate to eliminate or reduce the dilution,  including, among others, withholding or reducing dividends,  paying dividends from capital or capital gains,  selling  portfolio  instruments prior to maturity to realize capital gains or losses or to shorten the average maturity of the portfolio,  or calculating net asset value per share by using available market quotations.

      During periods of declining  interest rates, the daily yield on shares of the Fund may tend to be lower (and net  investment  income  and  dividends  higher)  than those of a fund holding  the  identical  investments  as the  Fund but  which  used a  method  of  portfolio valuation  based on market prices or estimates of market  prices.  During  periods of rising interest rates,  the daily yield of the Fund would tend to be higher and its aggregate value lower than that of an identical portfolio using market price valuation.

How to Sell Shares

      The information  below  supplements the terms and conditions for redeeming  shares set forth in the Prospectus.

Checkwriting.  When a check is presented to United Missouri Bank (the "Bank") for clearance, the Bank will ask the Fund to redeem a sufficient  number of full and  fractional  shares in the shareholder's  account to cover the amount of the check. This enables the shareholder to continue  receiving  dividends  on those  shares  until the check is  presented to the Fund.
Checks may not be presented for payment at the offices of the Bank or the Fund's  custodian.
This  limitation  does not affect  the use of checks  for the  payment of bills or to obtain cash at other banks. The Fund reserves the right to amend,  suspend or discontinue  offering checkwriting  privileges  at any time.  The Fund will  provide  you  notice  whenever  it is required to do so by applicable law.

      In choosing to take advantage of the  Checkwriting  privilege,  by signing the account application or by completing a Checkwriting card, each individual who signs:
(1)   for  individual  accounts,  represents  that they are the  registered  owner(s) of the shares of the Fund in that account;
(2)   for accounts for  corporations,  partnerships,  trusts and other entities,  represents that they are an officer,  general partner, trustee or other fiduciary or agent, as applicable, duly authorized to act on behalf of the registered owner(s);
(3)   authorizes  the Fund,  its Transfer Agent and any bank through which the Fund's drafts
         (checks) are payable to pay all checks drawn on the Fund account of such  person(s)
         and to redeem a sufficient  amount of shares from that account to cover  payment of each check;
      (4)   specifically  acknowledges that if they choose to permit checks to be honored if there is a single  signature on checks drawn  against joint  accounts,  or accounts for corporations,  partnerships, trusts or other entities, the signature of any one signatory  on a check will be  sufficient  to  authorize  payment of that check and redemption  from the account,  even if that account is  registered  in the names of more  than  one  person  or more  than  one  authorized  signature  appears  on the
         Checkwriting card or the application, as applicable;
(5)   understands that the  Checkwriting  privilege may be terminated or amended at any time by the Fund and/or the Fund's bank; and
(6)   acknowledges  and agrees that neither the Fund nor its bank shall incur any  liability for that  amendment or  termination  of  checkwriting  privileges  or for redeeming shares to pay checks  reasonably  believed by them to be genuine,  or for returning or not paying checks that have not been accepted for any reason.

Sending  Redemption  Proceeds by Federal  Funds Wire.  The Federal  Funds wire of redemption proceeds may be delayed if the Fund's  custodian bank is not open for business on a day when the Fund would  normally  authorize  the wire to be made,  which is usually  the Fund's next regular business day following the redemption. In those circumstances,  the wire will not be transmitted  until the next bank  business  day on which the Fund is open for  business.  No dividends  will be paid on the  proceeds of  redeemed  shares  awaiting  transfer by Federal
Funds wire.

Reinvestment  Privilege.  Within six months of a redemption,  a shareholder may reinvest all or part of the redemption proceeds of:
o     Class A  shares  that  were  purchased  by  exchange  of  Class A  shares  of  another
       Oppenheimer fund on which an initial sales charge was paid or Class A or
o     Class B shares on which a contingent deferred sales charge was paid.

      The  reinvestment  may be made without sales charge only in Class A shares of the Fund or any of the other  Oppenheimer  funds into which  shares of the Fund are  exchangeable  as described in "How to Exchange  Shares"  below.  Reinvestment  will be at the net asset value next computed after the Transfer  Agent receives the  reinvestment  order.  The  shareholder must ask the Transfer Agent for that privilege at the time of  reinvestment.  This privilege does not apply to Class C and Class N shares. The Fund may amend,  suspend or cease offering this  reinvestment  privilege  at any  time as to  shares  redeemed  after  the date of such amendment, suspension or cessation.

      Any  capital  gain that was  realized  when the shares were  redeemed is taxable,  and reinvestment  will not alter any capital gains tax payable on that gain. If there has been a capital  loss  on  the  redemption,  some  or all of the  loss  may  not be tax  deductible, depending on the timing and amount of the reinvestment.  Under the Internal Revenue Code, if the  redemption  proceeds of Fund shares on which a sales charge was paid are  reinvested in shares of the Fund or  another  of the  Oppenheimer  funds  within 90 days of payment of the sales charge,  the shareholder's  basis in the shares of the Fund that were redeemed may not include the amount of the sales  charge  paid.  That would  reduce the loss or increase  the gain recognized from the redemption.  However,  in that case the sales charge would be added to the basis of the shares acquired by the reinvestment of the redemption proceeds.

Payments "In Kind".  The Prospectus  states that payment for shares  tendered for redemption is ordinarily made in cash. However, under unusual  circumstances,  the Board of Trustees of the Fund may determine  that it would be  detrimental to the best interests of the remaining shareholders of the Fund to make payment of a redemption  order wholly or partly in cash. In that case,  the Fund may pay the  redemption  proceeds in whole or in part by a distribution
"in kind" of liquid securities from the portfolio of the Fund, in lieu of cash.

      The Fund has elected to be governed by Rule 18f-1 under the  Investment  Company  Act.
Under that rule,  the Fund is obligated to redeem  shares solely in cash up to the lesser of
$250,000  or 1% of the  net  assets  of the  Fund  during  any  90-day  period  for  any one shareholder.  If  shares  are  redeemed  in kind,  the  redeeming  shareholder  might  incur brokerage or other costs in selling the securities for cash. The Fund will value  securities used to pay  redemptions  in kind using the same method the Fund uses to value its portfolio securities  described  above  under  "Determination  of Net Asset  Values Per  Share."  That
valuation will be made as of the time the redemption price is determined.

Involuntary  Redemptions.  The  Fund's  Board  of  Trustees  has  the  right  to  cause  the involuntary  redemption  of the shares held in any account if the  aggregate net asset value of those  shares  is less than $200 or such  lesser  amount as the Board may fix.  The Board will not cause the  involuntary  redemption  of shares in an  account if the  aggregate  net asset value of such shares has fallen below the stated  minimum solely as a result of market fluctuations.  If the Board exercises this right, it may also fix the  requirements  for any notice to be given to the  shareholders  in question (not less than 30 days).  The Board may alternatively set requirements for the shareholder to increase the investment,  or set other terms and conditions so that the shares would not be involuntarily redeemed.

Transfers of Shares.  A transfer of shares to a different  registration is not an event that triggers the payment of sales charges.  Therefore,  shares are not subject to the payment of a  contingent  deferred  sales  charge of any class at the time of  transfer  to the name of another  person or entity.  It does not  matter  whether  the  transfer  occurs by  absolute assignment,  gift or bequest,  as long as it does not  involve,  directly or  indirectly,  a public sale of the shares.  When shares  subject to a contingent  deferred  sales charge are transferred, the transferred shares will remain subject to the contingent  deferred sales charge.  It will be calculated as if the  transferee  shareholder had  acquired  the  transferred  shares  in the  same  manner  and at the  same  time as the transferring shareholder.

      If less than all  shares  held in an  account  are  transferred,  and some but not all shares in the account would be subject to a contingent  deferred sales charge if redeemed at the time of transfer,  the priorities  described in the Prospectus under "How to Buy Shares"
for the  imposition  of the Class B, Class C and Class N  contingent  deferred  sales charge will be followed in determining the order in which shares are transferred.

Distributions     From    Retirement    Plans.     Requests    for    distributions     from
OppenheimerFunds-sponsored  IRAs,  SEP-IRAs,  SIMPLE IRAs, 403(b)(7) custodial plans, 401(k)
plans or pension or profit-sharing  plans should be addressed to "Trustee,  OppenheimerFunds
Retirement  Plans," c/o the Transfer  Agent at its address listed in "How To Sell Shares" in the Prospectus or on the back cover of this SAI. The request must:
(1)   state the reason for the distribution;
(2)   state the owner's awareness of tax penalties if the distribution is premature; and
(3)   conform to the requirements of the plan and the Fund's other redemption requirements.

      Participants (other than self-employed persons) in OppenheimerFunds-sponsored  pension or  profit-sharing  plans  with  shares  of the  Fund  held in the  name of the  plan or its fiduciary may not directly request  redemption of their accounts.  The plan administrator or fiduciary must sign the request.

      Distributions   from  pension  and  profit   sharing  plans  are  subject  to  special
requirements  under the Internal  Revenue  Code and certain  documents  (available  from the
Transfer  Agent)  must  be  completed  and  submitted  to  the  Transfer  Agent  before  the distribution  may be made.  Distributions  from retirement  plans are subject to withholding requirements  under  the  Internal  Revenue  Code,  and IRS Form  W-4P  (available  from the
Transfer Agent) must be submitted to the Transfer Agent with the  distribution  request,  or the  distribution  may be delayed.  Unless the  shareholder  has provided the Transfer Agent with a certified tax  identification  number, the Internal Revenue Code requires that tax be withheld from any distribution even if the shareholder elects not to have tax withheld.  The
Fund,  the Manager,  the  Distributor,  and the Transfer Agent assume no  responsibility  to determine  whether a  distribution  satisfies the conditions of applicable tax laws and will not be responsible for any tax penalties assessed in connection with a distribution.

Special  Arrangements for Repurchase of Shares from Dealers and Brokers.  The Distributor is the Fund's agent to repurchase  its shares from  authorized  dealers or brokers on behalf of their customers.  Shareholders should contact their broker or dealer to arrange this type of redemption.  The repurchase  price per share will be the net asset value next computed after the  Distributor  receives  the  order  placed  by the  dealer or  broker.  However,  if the
Distributor  receives a repurchase order from a dealer or broker after the close of the NYSE on a regular  business  day, it will be processed at that day's net asset value if the order was received by the dealer or broker from its  customers  prior to the time the NYSE closes.
Normally, the NYSE closes at 4:00 p.m., but may do so earlier on some days.

      Ordinarily,  for accounts  redeemed by a broker-dealer  under this procedure,  payment will be made  within  three  business  days after the  shares  have been  redeemed  upon the
Distributor's  receipt of the required redemption documents in proper form. The signature(s)
of the  registered  owner(s) on the  redemption  document must be guaranteed as described in the Prospectus.

Automatic  Withdrawal  and Exchange  Plans.  Investors  owning  shares of the Fund valued at
$5,000 or more can  authorize  the  Transfer  Agent to redeem  shares  (having a value of at least $50)  automatically  on a monthly,  quarterly,  semi-annual  or annual  basis under an
Automatic  Withdrawal  Plan.  Shares will be redeemed  three business days prior to the date requested by the  shareholder  for receipt of the payment.  Automatic  withdrawals  of up to
$1,500 per month may be requested  by telephone if payments are to be made by check  payable to all  shareholders of record.  Payments must also be sent to the address of record for the account  and the  address  must not have been  changed  within  the prior 30 days.  Required minimum distributions from  OppenheimerFunds-sponsored  retirement plans may not be arranged on this basis.

      Payments are normally made by check, but shareholders  having  AccountLink  privileges
(see  "How  To  Buy  Shares")  may  arrange  to  have  Automatic  Withdrawal  Plan  payments
transferred   to   the   bank   account   designated   on   the   account   application   or
signature-guaranteed  instructions sent to the Transfer Agent.  Shares are normally redeemed pursuant to an Automatic  Withdrawal Plan three business days before the payment transmittal date you select in the account  application.  If a contingent  deferred sales charge applies to the redemption, the amount of the check or payment will be reduced accordingly.

      The Fund  cannot  guarantee  receipt  of a  payment  on the date  requested.  The Fund reserves the right to amend,  suspend or discontinue offering such plans at any time without prior notice.  Class B, Class C and Class N  shareholders  should not  establish  withdrawal plans,  because of the potential  imposition of the contingent deferred sales charge on such withdrawals  (except where the Class B, Class C or Class N contingent  deferred sales charge is waived as described in Appendix C to this SAI).

      By requesting an Automatic  Withdrawal or Exchange Plan, the shareholder agrees to the terms and  conditions  applicable to such plans as stated  below.  These  provisions  may be amended from time to time by the Fund and/or the Distributor.  When adopted,  any amendments will automatically apply to existing Plans.

      |X|   Automatic  Exchange  Plans.  Shareholders  can authorize  the Transfer  Agent to exchange a  pre-determined  amount of shares of the Fund for  shares (of the same  class) of other Oppenheimer funds automatically on a monthly,  quarterly,  semi-annual or annual basis under an Automatic  Exchange  Plan.  The minimum  amount that may be exchanged to each other fund account is $50. Instructions should be provided on the OppenheimerFunds  application or signature-guaranteed  instructions.  Exchanges  made under  these  plans are  subject to the restrictions  that  apply to  exchanges  as set  forth in "How to  Exchange  Shares"  in the
Prospectus and below in this SAI.

      |X|   Automatic  Withdrawal  Plans.  Fund shares will be redeemed as necessary to meet withdrawal  payments.  Shares acquired without a sales charge will be redeemed first. Shares acquired with reinvested  dividends and capital gains  distributions  will be redeemed next, followed by shares acquired with a sales charge,  to the extent necessary to make withdrawal payments.  Depending upon the amount  withdrawn,  the investor's  principal may be depleted.
Payments made under  withdrawal  plans should not be considered as a yield or income on your investment.

      The Transfer Agent will administer the investor's  Automatic  Withdrawal Plan as agent for the shareholder (the  "Planholder") who executed the Plan  authorization and application submitted to the  Transfer  Agent.  Neither the Transfer  Agent nor the Fund shall incur any liability to the  Planholder for any action taken or not taken by the Transfer Agent in good faith to administer the Plan. Share  certificates  will not be issued for shares of the Fund purchased  for and held under the Plan,  but the Transfer  Agent will credit all such shares to the account of the Planholder on the records of the Fund. Any share  certificates held by a Planholder may be surrendered  unendorsed to the Transfer Agent with the plan  application so that the shares represented by the certificate may be held under the plan.

      For accounts  subject to Automatic  Withdrawal  Plans,  distributions of capital gains must be  reinvested  in shares of the Fund,  which will be done at net asset value without a sales charge. Dividends on shares held in the account may be paid in cash or reinvested.

      Shares will be redeemed to make  withdrawal  payments at the net asset value per share determined on the redemption date. Checks or AccountLink payments  representing the proceeds of Plan  withdrawals  will  normally be  transmitted  three  business days prior to the date selected for receipt of the  payments,  according to the choice  specified in writing by the
Planholder. Receipt of payment on the date selected cannot be guaranteed.

      The amount and the interval of  disbursement  payments and the address to which checks are to be mailed or  AccountLink  payments  are to be sent may be changed at any time by the
Planholder  by writing to the  Transfer  Agent.  The  Planholder  should  allow at least two weeks' time in mailing such  notification for the requested change to be put in effect.  The
Planholder  may, at any time,  instruct the Transfer  Agent by written notice to redeem all, or any part of,  the shares  held  under the plan.  That  notice  must be in proper  form in accordance with the  requirements  of the ten-current  Prospectus of the Fund. In that case, the  Transfer  Agent will redeem the number of shares  requested  at the net asset value per share in effect and will mail a check for the proceeds to the Planholder.

      The Planholder may terminate a Plan at any time by writing to the Transfer Agent.  The
Fund may also give  directions to the Transfer Agent to terminate a plan. The Transfer Agent will  also  terminate  a plan  upon its  receipt  of  evidence  satisfactory  to it that the
Planholder has died or is legally incapacitated.  Upon termination of a plan by the Transfer
Agent or the Fund,  shares that have not been redeemed will be held in  uncertificated  form in the  name of the  Planholder.  The  account  will  continue  as a  dividend-reinvestment,
uncertificated   account  unless  and  until  proper  instructions  are  received  from  the
Planholder, his or her executor or guardian, or another authorized person.

      If the Transfer  Agent ceases to act as transfer  agent for the Fund,  the  Planholder will  be  deemed  to  have  appointed  any  successor  transfer  agent  to act as  agent  in administering the Plan.

How to Exchange Shares

As stated in the Prospectus,  shares of a particular class of Oppenheimer  funds having more than one  class of  shares  may be  exchanged  only for  shares  of the same  class of other
Oppenheimer  funds.  Shares of  Oppenheimer  funds that have a single class  without a class designation  are deemed  "Class A" shares for this  purpose.  You can obtain a current  list showing which funds offer which classes of shares by calling the Distributor.

o     All of the  Oppenheimer  funds  currently offer Class A, B, C, N and Y shares with the following exceptions:

      The following funds only offer Class A shares:
  Centennial California Tax Exempt Trust    Centennial New York Tax Exempt Trust
  Centennial Government Trust               Centennial Tax Exempt Trust
  Centennial Money Market Trust

      The following funds do not offer Class N shares:
  Limited Term New York Municipal Fund         Oppenheimer     Rochester     National
                                               Municipals
  Oppenheimer AMT-Free Municipals              Oppenheimer Senior Floating Rate Fund
  Oppenheimer AMT-Free New York Municipals     Rochester Fund Municipals
  Oppenheimer California Municipal Fund
  Oppenheimer International Value Fund
  Oppenheimer    Limited    Term    California Oppenheimer  Rochester   Massachusetts
  Municipal Fund                               Municipal Fund
  Oppenheimer Limited Term Municipal fund      Oppenheimer Rochester Michigan
                                               Municipal Fund
  Oppenheimer Money Market Fund, Inc.          Oppenheimer  Rochester  Ohio Municipal
                                               Fund
  Oppenheimer New Jersey Municipal Fund        Oppenheimer     Rochester     Virginia
                                               Municipal Fund
  Oppenheimer  Principal Protected Main Street
  Fund II
  Oppenheimer Pennsylvania Municipal Fund

      The following funds do not offer Class Y shares:
   Limited Term New York Municipal Fund     Oppenheimer Principal Protected Main
                                            Street Fund
   Oppenheimer AMT-Free Municipals          Oppenheimer Principal Protected Main
                                            Street Fund II
   Oppenheimer AMT-Free New York Municipals Oppenheimer Principal Protected Main
                                            Street Fund III
   Oppenheimer Balanced Fund                Oppenheimer Quest Capital Value Fund,
                                            Inc.
   Oppenheimer California Municipal Fund    Oppenheimer Quest International Value
                                            Fund, Inc.
   Oppenheimer Capital Income Fund          Oppenheimer Rochester National Municipals
   Oppenheimer Cash Reserves                Oppenheimer Rochester Massachusetts
                                            Municipal Fund
   Oppenheimer Convertible Securities Fund  Oppenheimer Rochester Michigan Municipal
                                            Fund
   Oppenheimer Dividend Growth Fund         Oppenheimer Rochester Ohio Municipal Fund
   Oppenheimer Gold & Special Minerals Fund Oppenheimer Rochester Virginia Municipal
                                            Fund
   Oppenheimer Limited Term California
   Municipal Fund
   Oppenheimer Limited Term Municipal Fund
   Oppenheimer New Jersey Municipal Fund
   Oppenheimer Pennsylvania Municipal Fund

o     Oppenheimer Money Market Fund, Inc. only offers Class A and Class Y shares.
o     Class B and Class C shares of Oppenheimer  Cash Reserves are generally  available only by  exchange  from the same  class of shares  of other  Oppenheimer  funds or  through
      OppenheimerFunds-sponsored 401(k) plans.
o     Class M shares of Oppenheimer  Convertible  Securities  Fund may be exchanged only for
      Class A shares of other  Oppenheimer  funds.  They may not be  acquired by exchange of shares  of any  class  of any  other  Oppenheimer  funds  except  Class  A  shares  of
      Oppenheimer  Money Market Fund, Inc. or Oppenheimer Cash Reserves acquired by exchange of Class M shares.
o     Class A shares of Oppenheimer  funds may be exchanged at net asset value for shares of any money  market fund  offered by the  Distributor.  Shares of any money  market fund purchased  without a sales charge may be  exchanged  for shares of  Oppenheimer  funds offered with a sales charge upon payment of the sales charge.
o     Shares of the Fund acquired by reinvestment of dividends or distributions  from any of the other Oppenheimer  funds or from any unit investment trust for which  reinvestment arrangements  have been made with the  Distributor may be exchanged at net asset value for shares of the same class of any of the other the Oppenheimer  funds into which you may exchange shares.
o     Shares of Oppenheimer Principal Protected Main Street Fund may be exchanged at net asset value for shares of the same class of any of the Oppenheimer funds into which you may exchange shares.  However, shareholders are not permitted to exchange shares of other Oppenheimer funds for shares of Oppenheimer Principal Protected Main Street
      Fund until after the expiration of the warranty period (8/5/2010).
o     Shares of Oppenheimer Principal Protected Main Street Fund II may be exchanged at net asset value for shares of any of the Oppenheimer funds into which other Oppenheimer funds into which you may exchange shares. However, shareholders are not permitted to exchange shares of other Oppenheimer funds for shares of Oppenheimer Principal
      Protected Main Street Fund II until after the expiration of the warranty period
      (3/3/2011).
o     Shares of Oppenheimer Principal Protected Main Street Fund III may be exchanged at net asset value for shares. However, shareholders are not permitted to exchange shares of other Oppenheimer funds for shares of Oppenheimer Principal Protected Main
      Street Fund III until after the expiration of the warranty period (12/16/2011).
o     Class A, Class B, Class C and Class N shares of each of Oppenheimer Developing
      Markets and Oppenheimer International Small Company Fund may be acquired by exchange only with a minimum initial investment of $50,000.  An existing shareholder of each fund may make additional exchanges into that fund with as little as $50.
o     Shares of Oppenheimer Real Asset Fund may not be acquired by an exchange of shares from any other Oppenheimer fund.

      The Fund may amend,  suspend or terminate the exchange privilege at any time. Although the Fund may impose  these  changes at any time,  it will  provide  you with notice of those changes  whenever it is required to do so by  applicable  law. It may be required to provide
60 days notice prior to materially amending or terminating the exchange  privilege.  That 60 day notice is not required in extraordinary circumstances.

      |X|   How Exchanges Affect Contingent  Deferred Sales Charges.  No contingent deferred sales  charge  is  imposed  on  exchanges  of shares of any  class  purchased  subject  to a contingent deferred sales charge, with the following exceptions:

o     When  Class A  shares  of any  Oppenheimer  fund  (other  than  Oppenheimer  Rochester
National  Municipals and Rochester Fund  Municipals)  acquired by exchange of Class A shares of any Oppenheimer fund purchased subject to a Class A contingent  deferred sales charge are redeemed  within 18 months  measured from the beginning of the calendar month of the initial purchase of the exchanged  Class A shares,  the Class A contingent  deferred sales charge is imposed on the redeemed shares.

o     When Class A shares of Oppenheimer  Rochester  National  Municipals and Rochester Fund
Municipals  acquired by exchange of Class A shares of any Oppenheimer fund purchased subject to a Class A  contingent  deferred  sales  charge  are  redeemed  within  24  months  of the beginning of the calendar  month of the initial  purchase of the  exchanged  Class A shares, the Class A contingent deferred sales charge is imposed on the redeemed shares.

o     If any Class A shares of  another  Oppenheimer  fund  that are  exchanged  for Class A shares of  Oppenheimer  Senior  Floating  Rate Fund are  subject  to the Class A  contingent deferred  sales charge of the other  Oppenheimer  fund at the time of exchange,  the holding period for that Class A  contingent  deferred  sales  charge  will carry over to the Class A shares of  Oppenheimer  Senior  Floating  Rate Fund  acquired in the  exchange.  The Class A shares of  Oppenheimer  Senior  Floating Rate Fund acquired in that exchange will be subject to the Class A Early Withdrawal Charge of Oppenheimer  Senior Floating Rate Fund if they are repurchased before the expiration of the holding period.

o     When Class A shares of this Fund and Oppenheimer  Money Market Fund, Inc.  acquired by exchange  of  Class  A  shares  of any  Oppenheimer  fund  purchased  subject  to a  Class A contingent  deferred sales charge are redeemed within the Class A holding period of the fund from which the shares were  exchanged,  the Class A contingent  deferred sales charge of the fund from which the shares were exchanged is imposed on the redeemed shares.

o     Except with respect to the Class B shares  described in the next two  paragraphs,  the contingent  deferred sales charge is imposed on Class B shares  acquired by exchange if they are redeemed within six years of the initial purchase of the exchanged Class B shares.

o     With respect to Class B shares of Oppenheimer Limited Term California Municipal Fund,
Limited-Term Government Fund, Oppenheimer Limited Term Municipal Fund, Oppenheimer Limited
Term New York Municipal Fund and Oppenheimer Senior Floating Rate Fund, the Class B
contingent deferred sales charge is imposed on the acquired by exchange if they are redeemed within five years of the initial purchase of the exchanged Class B shares.

o     With respect to Class B shares of Oppenheimer Cash Reserves that were acquired through the exchange of Class B shares initially purchased in the Oppenheimer Capital
Preservation Fund, the Class B contingent deferred sales charge is imposed on the acquired shares if they are redeemed within five years of that initial purchase.

o     With  respect  to Class C shares,  the Class C  contingent  deferred  sales  charge is imposed on Class C shares  acquired by exchange if they are redeemed within 12 months of the initial purchase of the exchanged Class C shares.

o     With respect to Class N shares, a 1% contingent  deferred sales charge will be imposed if the  retirement  plan (not  including  IRAs and 403(b)  plans) is  terminated  or Class N shares of all  Oppenheimer  funds are  terminated  as an  investment  option of the plan and
Class N shares are  redeemed  within 18 months  after the plan's  first  purchase of Class N shares of any  Oppenheimer  fund or with respect to an individual  retirement plan or 403(b)
plan,  Class N shares are redeemed  within 18 months of the plan's first purchase of Class N shares of any Oppenheimer fund.

o     When  Class B,  Class C or Class N shares  are  redeemed  to effect an  exchange,  the priorities  described in "How To Buy Shares" in the  Prospectus  for the  imposition  of the
Class  B,  Class C or  Class  N  contingent  deferred  sales  charge  will  be  followed  in determining  the  order in  which  the  shares  are  exchanged.  Before  exchanging  shares, shareholders  should take into account how the exchange may affect any  contingent  deferred sales charge that might be imposed in the subsequent redemption of remaining shares.

      Shareholders  owning  shares of more than one class must specify which class of shares they wish to exchange.

      |X|   Limits  on  Multiple  Exchange  Orders.  The Fund  reserves  the right to reject telephone or written  exchange  requests  submitted in bulk by anyone on behalf of more than one account.

      |X|   Telephone Exchange Requests.  When exchanging shares by telephone, a shareholder must have an existing  account in the fund to which the  exchange is to be made.  Otherwise, the  investor  must  obtain a  prospectus  of that fund before the  exchange  request may be submitted.  If all telephone lines are busy (which might occur, for example,  during periods of substantial market fluctuations),  shareholders might not be able to request exchanges by telephone and would have to submit written exchange requests.

|X|   Processing  Exchange  Requests.  Shares to be  exchanged  are  redeemed on the regular business  day  the  Transfer  Agent  receives  an  exchange  request  in  proper  form  (the
"Redemption  Date").  Normally,  shares  of the fund to be  acquired  are  purchased  on the
Redemption  Date,  but such purchases may be delayed by either fund up to five business days if it determines that it would be disadvantaged  by an immediate  transfer of the redemption proceeds.  The Fund reserves the right,  in its discretion,  to refuse any exchange  request that may disadvantage it. For example,  if the receipt of multiple  exchange requests from a dealer might require the  disposition  of portfolio  securities at a time or at a price that might be disadvantageous to the Fund, the Fund may refuse the request.

      When you  exchange  some or all of your shares  from one fund to another,  any special account  features  that are  available  in the new fund  (such as an Asset  Builder  Plan or
Automatic  Withdrawal Plan) will be switched to the new account unless you tell the Transfer
Agent not to do so.

      In connection with any exchange  request,  the number of shares  exchanged may be less than the number  requested  if the exchange or the number  requested  would  include  shares subject  to a  restriction  cited in the  Prospectus  or this SAI or  would  include  shares covered by a share  certificate that is not tendered with the request.  In those cases, only the shares available for exchange without restriction will be exchanged.

      The different  Oppenheimer  funds  available for exchange  have  different  investment objectives,  policies  and risks.  A  shareholder  should  assure that the fund  selected is appropriate  for his or her  investment  and should be aware of the tax  consequences  of an exchange.  For  federal  income  tax  purposes,  an  exchange  transaction  is  treated as a redemption  of  shares  of one fund and a  purchase  of  shares  of  another.  "Reinvestment
Privilege,"  above,  discusses some of the tax  consequences  of  reinvestment of redemption proceeds in such cases.  The Fund,  the  Distributor,  and the Transfer  Agent are unable to provide  investment,  tax or legal advice to a shareholder  in  connection  with an exchange request or any other investment transaction.

Dividends and Taxes

Dividends  and  Distributions.  The Fund  has no fixed  dividend  rate and  there  can be no assurance as to the payment of any  dividends.  The dividends paid by a class of shares will vary from time to time  depending  on  market  conditions,  the  composition  of the  Fund's portfolio,  and expenses  borne by the Fund or borne  separately  by a class.  Dividends are calculated  in the same  manner,  at the same  time,  and on the same day for each  class of shares.  However,  dividends on Class B, Class C and Class N shares are expected to be lower than dividends on Class A. That is because of the effect of the asset-based  sales charge on
Class B, Class C and Class N shares.

      Dividends,  distributions and proceeds of the redemption of Fund shares represented by checks  returned  to the  Transfer  Agent by the  Postal  Service as  undeliverable  will be invested in Class A shares of Oppenheimer Money Market Fund, Inc.  Reinvestment will be made as promptly as possible  after the return of such checks to the  Transfer  Agent,  to enable the investor to earn a return on otherwise idle funds.  Unclaimed accounts may be subject to state  escheatment  laws,  and the  Fund  and the  Transfer  Agent  will  not be  liable  to shareholders or their representatives for compliance with those laws in good faith.

Tax Status of the Fund's  Dividends,  Distributions  and Redemptions of Shares.  The federal
tax  treatment  of  the  Fund's  dividends  and  capital  gains   distributions  is  briefly
highlighted  in the  Prospectus.  The following is only a summary of certain  additional tax considerations generally affecting the Fund and its shareholders.

      The tax  discussion  in the  Prospectus  and this SAI is based on tax law in effect on the date of the  Prospectus  and this SAI.  Those  laws and  regulations  may be  changed by legislative,  judicial, or administrative  action,  sometimes with retroactive effect. State and local tax  treatment  of ordinary  income  dividends  and capital  gain  dividends  from regulated  investment  companies  may differ from the treatment  under the Internal  Revenue
Code described below.  Potential purchasers of shares of the Fund are urged to consult their tax  advisers  with  specific  reference  to  their  own  tax  circumstances  as well as the consequences of federal, state and local tax rules affecting an investment in the Fund.

|X|   Qualification as a Regulated  Investment Company.  The Fund has elected to be taxed as a regulated  investment  company under Subchapter M of the Internal Revenue Code of 1986, as amended. As a regulated  investment  company,  the Fund is not subject to federal income tax on the portion of its net investment  income (that is, taxable  interest,  dividends,  other taxable  ordinary income net of expenses,  and net short-term  capital gain in excess of net long-term  capital  loss) and capital gain net income (that is, the excess of net  long-term capital gains over net short-term capital losses) that it distributes to shareholders.  That qualification  enables the Fund to "pass  through" its income and realized  capital gains to shareholders  without  having to pay tax on them.  This avoids a "double tax" on that income and capital gains,  since  shareholders  normally will be taxed on the dividends and capital gains they receive from the Fund (unless their Fund shares are held in a retirement  account or the shareholder is otherwise exempt from tax).

         The  Internal  Revenue  Code  contains  a  number  of  complex  tests  relating  to qualification  that the Fund might not meet in a particular year. If it did not qualify as a regulated  investment  company,  the Fund would be treated  for tax  purposes as an ordinary corporation and would receive no tax deduction for payments made to shareholders.

      To qualify as a regulated  investment  company,  the Fund must distribute at least 90%
of its investment  company taxable income (in brief, net investment income and the excess of net short-term  capital gain over net long-term capital loss) for the taxable year. The Fund must also satisfy  certain other  requirements  of the Internal  Revenue Code, some of which are  described  below.  Distributions  by the Fund made  during the taxable  year or,  under specified  circumstances,  within 12 months  after the close of the  taxable  year,  will be considered  distributions  of income and gains for the taxable year and will therefore count toward satisfaction of the above-mentioned requirement.

      To qualify as a  regulated  investment  company,  the Fund must derive at least 90% of its gross income from  dividends,  interest,  certain  payments  with respect to  securities loans,  gains  from  the sale or  other  disposition  of  stock  or  securities  or  foreign currencies  (to the  extent  such  currency  gains are  directly  related  to the  regulated investment  company's  principal  business of investing in stock or securities)  and certain other income.

      In addition to satisfying the  requirements  described above, the Fund must satisfy an asset  diversification  test in order to qualify as a regulated  investment  company.  Under that test,  at the close of each  quarter of the Fund's  taxable  year,  at least 50% of the value of the Fund's  assets  must  consist of cash and cash items  (including  receivables),
U.S.  government  securities,  securities  of  other  regulated  investment  companies,  and securities of other issuers.  As to each of those  issuers,  the Fund must not have invested more than 5% of the value of the Fund's total assets in  securities  of each such issuer and the Fund must not hold  more  than 10% of the  outstanding  voting  securities  of each such issuer.  No more than 25% of the value of its total assets may be invested in the securities of any one issuer (other than U.S.  government  securities and securities of other regulated investment  companies),  or in two or more  issuers  which the Fund  controls  and which are engaged in the same or similar trades or businesses.  For purposes of this test, obligations issued or guaranteed by certain  agencies or  instrumentalities  of the U.S.  government are treated as U.S. government securities.

      |X|   Excise Tax on Regulated Investment  Companies.  Under the Internal Revenue Code,
by December 31 each year,  the Fund must  distribute  98% of its taxable  investment  income earned  from  January  1  through  December  31 of that  year and 98% of its  capital  gains realized in the period from  November 1 of the prior year through  October 31 of the current year. If it does not, the Fund must pay an excise tax on the amounts not distributed.  It is presently anticipated that the Fund will meet those requirements.  To meet this requirement, in certain  circumstances the Fund might be required to liquidate  portfolio  investments to make sufficient distributions to avoid excise tax liability.  However, the Board of Trustees and the Manager might  determine in a particular year that it would be in the best interests of shareholders  for the Fund not to make such  distributions  at the required levels and to pay the excise tax on the undistributed  amounts.  That would reduce the amount of income or capital gains available for distribution to shareholders.

      |X|   Taxation of Fund Distributions.  The Fund anticipates distributing substantially all of its  investment  company  taxable income for each taxable year.  Those  distributions will be taxable to  shareholders  as ordinary  income and treated as  dividends  for federal income tax purposes.

      Distributions by the Fund that do not constitute  ordinary income dividends or capital gain  distributions  will  be  treated  as  a  return  of  capital  to  the  extent  of  the shareholder's  tax basis in their  shares.  Any excess will be treated as gain from the sale of those shares,  as discussed below.  Shareholders  will be advised annually as to the U.S.
federal income tax consequences of  distributions  made (or deemed made) during the year. If prior  distributions  made by the Fund must be  re-characterized  as a non-taxable return of capital  at the end of the fiscal  year as a result of the  effect of the Fund's  investment policies, they will be identified as such in notices sent to shareholders.

      Distributions  by the Fund will be treated in the manner described above regardless of whether the  distributions  are paid in cash or reinvested in additional  shares of the Fund
(or of another  fund).  Shareholders  receiving  a  distribution  in the form of  additional shares will be treated as  receiving a  distribution  in an amount  equal to the fair market value of the shares received, determined as of the reinvestment date.

      The Fund  will be  required  in  certain  cases to  withhold  28% of  ordinary  income dividends,  capital gains  distributions and the proceeds of the redemption of shares,  paid to any shareholder (1) who has failed to provide a correct  taxpayer  identification  number or to properly certify that number when required,  (2) who is subject to backup  withholding for failure to report the receipt of interest or dividend  income  properly,  or (3) who has failed to certify to the Fund that the  shareholder is not subject to backup  withholding or is an "exempt  recipient" (such as a corporation).  Any tax withheld by the Fund is remitted by the Fund to the U.S.  Treasury  and all  income and any tax  withheld  is  identified  in reports mailed to shareholders in January of each year with a copy sent to the IRS.

      |X|  Foreign  Shareholders.  Under U.S. tax law,  taxation of a  shareholder  who is a foreign person (to include,  but not limited to, a nonresident alien  individual,  a foreign trust, a foreign estate, a foreign corporation,  or a foreign partnership) primarily depends on whether  the foreign  person's  income from the Fund is  effectively  connected  with the conduct of a U.S.  trade or  business.  Typically,  ordinary  income  dividends  paid from a mutual fund are not considered "effectively connected" income.

      Ordinary income dividends that are paid by the Fund (and are deemed not "effectively connected income") to foreign persons will be subject to a U.S. tax withheld by the Fund at a rate of 30%, provided the Fund obtains a properly completed and signed Certificate of
Foreign Status. The tax rate may be reduced if the foreign person's country of residence has a tax treaty with the U.S. allowing for a reduced tax rate on ordinary income dividends paid by the Fund. Any tax withheld by the Fund is remitted by the Fund to the U.S. Treasury and all income and any tax withheld is identified in reports mailed to shareholders in
March of each year with a copy sent to the IRS.

      If the ordinary income dividends from the Fund are effectively connected with the conduct of a U.S. trade or business, then the foreign person may claim an exemption from the U.S. tax described above provided the Fund obtains a properly completed and signed
Certificate of Foreign Status. If the foreign person fails to provide a certification of his/her foreign status, the Fund will be required to withhold U.S. tax at a rate of 28% on ordinary income dividends, capital gains distributions and the proceeds of the redemption of shares, paid to any foreign person. Any tax withheld by the Fund is remitted by the Fund to the U.S. Treasury and all income and any tax withheld is identified in reports mailed to shareholders in January of each year with a copy sent to the IRS.

      The tax consequences to foreign persons entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Foreign shareholders are urged to consult their own tax advisors or the U.S. Internal Revenue Service with respect to the particular tax consequences to them of an investment in the Fund, including the applicability of the U.S. withholding taxes described above.

Dividend  Reinvestment  in Another Fund.  Shareholders of the Fund may elect to reinvest all dividends  and/or  capital  gains  distributions  in shares of the same  class of any of the other  Oppenheimer  funds  into which you may  exchange  shares.  Reinvestment  will be made without  sales charge at the net asset value per share in effect at the close of business on the payable date of the dividend or  distribution.  To elect this  option,  the  shareholder must notify the  Transfer  Agent in writing  and must have an  existing  account in the fund selected for  reinvestment.  Otherwise,  the shareholder  first must obtain a prospectus for that fund and an application from the Distributor to establish an account.  Dividends and/or distributions  from shares of certain other  Oppenheimer  funds may be invested in shares of this Fund on the same basis.

Additional Information About the Fund

The  Distributor.  The Fund's shares are sold through  dealers,  brokers and other financial institutions  that  have a  sales  agreement  with  OppenheimerFunds  Distributor,  Inc.,  a subsidiary  of the  Manager  that  acts as the  Fund's  Distributor.  The  Distributor  also distributes shares of the other Oppenheimer funds and is  sub-distributor  for funds managed by a subsidiary of the Manager.

The Transfer Agent.  OppenheimerFunds  Services, the Fund's Transfer Agent, is a division of the  Manager.  It is  responsible  for  maintaining  the  Fund's  shareholder  registry  and shareholder  accounting records, and for paying dividends and distributions to shareholders.
It also  handles  shareholder  servicing  and  administrative  functions.  It  serves as the
Transfer  Agent for an annual per account fee. It also acts as shareholder  servicing  agent for the other Oppenheimer funds.  Shareholders  should direct inquiries about their accounts to the Transfer Agent at the address and toll-free numbers shown on the back cover.

The  Custodian.  Citibank,  N.A. is the  custodian  of the Fund's  assets.  The  custodian's responsibilities  include  safeguarding and controlling the Fund's portfolio  securities and handling the  delivery of such  securities  to and from the Fund.  It is the practice of the
Fund to deal with the custodian in a manner  uninfluenced  by any banking  relationship  the custodian  may have with the Manager and its  affiliates.  The Fund's cash balances with the custodian  in excess of $100,000  are not  protected  by federal  deposit  insurance.  Those uninsured balances at times may be substantial.

Independent  Registered  Public  Accounting  Firm.  Deloitte  &  Touche  LLP  serves  as the independent  registered  public  account firm of the Fund.  Deloitte & Touche LLP audits the
Fund's financial statements and perform other related audit services.  Deloitte & Touche LLP also acts as the  independent  registered  public  accounting  firm for certain  other funds advised  by the  Manager  and its  affiliates.  Audit  and  non-audit  service  provided  by
Deloitte & Touche LLP to the Fund must be pre-approved by the Audit Committee.

                          OPPENHEIMER CASH RESERVES

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF OPPENHEIMER CASH RESERVES:

We have audited the accompanying statement of assets and liabilities of
Oppenheimer Cash Reserves, including the statement of investments, as of July
31, 2006, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with the standards of the Public
Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.
The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2006, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of
Oppenheimer Cash Reserves as of July 31, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Denver, Colorado
September 14, 2006

                         10 | OPPENHEIMER CASH RESERVES

STATEMENT OF INVESTMENTS  July 31, 2006
--------------------------------------------------------------------------------

                                               PRINCIPAL                VALUE
                                                  AMOUNT           SEE NOTE 1
-------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT--18.7%
-------------------------------------------------------------------------------
Abbey National
Treasury Services:
5.245%, 8/14/06                          $    15,000,000      $    15,000,000
5.30%, 8/11/06                                 5,000,000            5,000,000
-------------------------------------------------------------------------------
Bank of Montreal,
Chicago, 5.38%, 9/5/06                        11,300,000           11,300,000
-------------------------------------------------------------------------------
Barclays Bank plc,
New York:
5.44%, 9/25/06                                 5,000,000            5,000,000
5.455%, 10/16/06                               8,500,000            8,500,000
5.46%, 10/18/06                                9,500,000            9,500,000
-------------------------------------------------------------------------------
BNP Paribas,
New York,
5.295%, 7/2/07 1                              10,000,000            9,997,657
-------------------------------------------------------------------------------
Calyon, New York:
5.175%, 8/4/06                                 8,000,000            8,000,000
5.29%, 7/2/07 1                               15,000,000           14,994,317
-------------------------------------------------------------------------------
Canadian Imperial
Bank of
Commerce NY,
5.215%, 8/14/06                               17,000,000           17,000,000
-------------------------------------------------------------------------------
Citibank NA:
5.415%, 9/22/06                               10,000,000           10,000,000
5.435%, 9/25/06                                5,000,000            5,000,000
-------------------------------------------------------------------------------
Lloyds TSB Bank plc,
New York, 5.355%,
9/14/06                                        3,000,000            3,000,000
-------------------------------------------------------------------------------
Royal Bank of Canada,
New York:
5.19%, 8/9/06                                  5,000,000            5,000,000
5.355%, 8/29/06                               10,000,000           10,000,000
-------------------------------------------------------------------------------
Skandinaviska Enskilda
Banken, New York,
5.296%, 10/3/06 1                              5,000,000            4,999,828
-------------------------------------------------------------------------------
Toronto Dominion
Bank, New York,
5.335%, 9/15/06                                7,000,000            7,000,000
-------------------------------------------------------------------------------
UBS AG Stamford CT,
5.34%, 8/21/06                                15,000,000           15,000,000
-------------------------------------------------------------------------------
Wells Fargo Bank NA:
5.20%, 8/9/06                                 20,000,000           20,000,000
5.34%, 8/16/06                                 3,000,000            3,000,000
                                                              -----------------
Total Certificates
of Deposit (Cost $187,291,802)                                    187,291,802

                                               PRINCIPAL                VALUE
                                                  AMOUNT           SEE NOTE 1
-------------------------------------------------------------------------------
DIRECT BANK OBLIGATIONS--24.0%
-------------------------------------------------------------------------------
AB SPINTAB:
5.14%, 8/15/06                           $     6,000,000      $     5,988,007
5.32%, 9/13/06                                 4,500,000            4,471,405
5.335%, 9/19/06                               10,000,000            9,927,385
5.34%, 9/5/06                                  8,000,000            7,958,467
-------------------------------------------------------------------------------
Bank of America NA:
5.30%, 9/11/06                                15,000,000           15,000,000
5.37%, 9/14/06                                 3,000,000            3,000,000
5.415%, 9/15/06                                8,500,000            8,500,000
-------------------------------------------------------------------------------
Barclays US Funding
Corp., 5.09%, 8/7/06                          10,000,000            9,991,517
-------------------------------------------------------------------------------
BNP Paribas Finance,
Inc., 5.13%, 8/7/06                            4,000,000            3,996,580
-------------------------------------------------------------------------------
Danske Corp.:
5.10%, 8/8/06 2                                3,000,000            2,997,025
5.39%, 9/25/06 2                              10,000,000            9,917,653
-------------------------------------------------------------------------------
Governor & Co. of the
Bank of Ireland:
5.135%, 8/7/06 2                              10,000,000            9,991,442
5.14%, 11/22/06 2                             10,000,000            9,838,661
-------------------------------------------------------------------------------
HBOS Treasury
Services:
5.20%, 9/8/06                                 13,000,000           12,928,644
5.225%, 9/15/06                               10,000,000            9,934,688
5.295%, 9/19/06                                4,000,000            3,971,172
-------------------------------------------------------------------------------
Nationwide Building
Society, 5.315%,
9/20/06 2                                      5,000,000            4,963,090
-------------------------------------------------------------------------------
Nordea North
America, Inc.:
5.11%, 8/2/06                                 10,000,000            9,998,581
5.165%, 8/14/06                               10,000,000            9,981,349
5.31%, 8/22/06                                 7,500,000            7,476,769
-------------------------------------------------------------------------------
Rabobank USA
Financial Corp., 5.14%,
11/20/06                                       7,800,000            7,676,383
-------------------------------------------------------------------------------
Societe Generale
North America:
5.335%, 9/1/06                                13,500,000           13,437,981
5.38%, 10/10/06                                7,300,000            7,223,634
-------------------------------------------------------------------------------
Stadshypotek
Delaware, Inc., 5.31%,
8/8/06 2                                      24,000,000           23,975,267

                         11 | OPPENHEIMER CASH RESERVES

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                               PRINCIPAL                VALUE
                                                  AMOUNT           SEE NOTE 1
--------------------------------------------------------------------------------
DIRECT BANK OBLIGATIONS Continued
--------------------------------------------------------------------------------
Svenska
Handelsbanken, Inc.,
Series S, 5.34%, 8/31/06                 $     5,000,000      $     4,977,750
-------------------------------------------------------------------------------
UBS Finance
(Delaware) LLC:
5.32%, 8/21/06                                 3,600,000            3,589,360
5.325%, 8/24/06                               15,000,000           14,948,969
-------------------------------------------------------------------------------
Westpac Banking
Corp., 5.10%, 8/8/06 2                         3,100,000            3,096,926
                                                              -----------------
Total Direct Bank
Obligations (Cost $239,758,705)                                   239,758,705

-------------------------------------------------------------------------------
LETTERS OF CREDIT--0.8%
-------------------------------------------------------------------------------
Suntrust Bank,
guaranteeing
commercial paper of
NATC California
LLC, 5.42%, 10/13/06
(Cost $7,912,076)                              8,000,000            7,912,076

-------------------------------------------------------------------------------
SHORT-TERM NOTES--56.7%
-------------------------------------------------------------------------------
ASSET-BACKED SECURITIES--23.1%
Barton Capital Corp.,
5.16%, 8/3/06 2                               15,000,000           14,995,700
-------------------------------------------------------------------------------
Cancara Asset
Securitization LLC:
5.29%, 8/11/06 2                               9,800,000            9,785,599
5.36%, 9/1/06 2                                7,480,000            7,445,476
-------------------------------------------------------------------------------
Fairway Finance Corp.:
5.26%, 8/1/06 2                               11,000,000           11,000,000
5.305%, 9/14/06 2                              9,000,000            8,941,645
-------------------------------------------------------------------------------
FCAR Owner Trust I,
5.33%, 9/15/06                                 7,000,000            6,953,363
-------------------------------------------------------------------------------
Gemini Securitization
Corp.:
5.30%, 8/16/06 2                               6,300,000            6,286,088
5.36%, 9/7/06 2                                8,000,000            7,955,929
5.40%, 10/16/06 2                             10,000,000            9,886,000
-------------------------------------------------------------------------------
Gotham Funding
Corp.,
5.31%, 8/4/06 2                               13,000,000           12,994,248
-------------------------------------------------------------------------------
GOVCO, Inc., 5.33%,
8/17/06 2                                     26,000,000           25,938,409

                                               PRINCIPAL                VALUE
                                                  AMOUNT           SEE NOTE 1
-------------------------------------------------------------------------------
ASSET-BACKED SECURITIES Continued
Kitty Hawk Funding
Corp., 5.32%, 8/16/06 2                  $     5,000,000      $     4,988,917
-------------------------------------------------------------------------------
Legacy Capital Co.
LLC:
5.30%, 8/16/06                                 5,000,000            4,988,958
5.315%, 9/15/06                                8,500,000            8,443,528
-------------------------------------------------------------------------------
Lexington Parker
Capital Co. LLC,
5.30%, 8/9/06 2                                4,500,000            4,494,700
-------------------------------------------------------------------------------
Neptune Funding
Corp.:
5.36%, 8/23/06 2                               5,714,000            5,695,423
5.385%, 9/20/06 2                              3,000,000            2,977,563
5.39%, 9/1/06 2                               10,000,000            9,954,017
-------------------------------------------------------------------------------
Ormond Quay
Funding LLC:
5.32%, 8/10/06 2                               8,000,000            7,989,360
5.35%, 8/18/06 2                               7,000,000            6,982,315
-------------------------------------------------------------------------------
Perry Global Funding
LLC, Series A, 5.36%,
9/7/06 2                                      15,000,000           14,917,367
-------------------------------------------------------------------------------
Solitaire Funding LLC,
5.345%, 9/20/06 2                             15,105,000           14,992,972
-------------------------------------------------------------------------------
Victory Receivables
Corp.:
5.30%, 8/4/06 2                                4,500,000            4,498,013
5.30%, 8/11/06 2                              15,000,000           14,977,917
5.38%, 8/22/06 2                               2,800,000            2,791,213
                                                              -----------------
                                                                  230,874,720

-------------------------------------------------------------------------------
AUTOMOBILES--0.4%
Mississippi Business
Finance Corp. Revenue
Bonds, Millsaps
Chevrolet-Pontiac-
Buick-GMC
Truck, Inc. Project,
Series 2004, 5.39%,
8/1/06 1                                       3,665,000            3,665,000
-------------------------------------------------------------------------------
CAPITAL MARKETS--7.6%
Banc of America
Securities LLC, 5.33%,
8/1/06 1                                      15,000,000           15,000,000

                         12 | OPPENHEIMER CASH RESERVES

                                               PRINCIPAL                VALUE
                                                  AMOUNT           SEE NOTE 1
-------------------------------------------------------------------------------
CAPITAL MARKETS Continued
Bear Stearns Cos., Inc.:
5.28%, 8/18/06                           $     5,500,000      $     5,486,287
5.35%, 9/21/06                                10,000,000            9,924,208
5.36%, 9/11/06                                 8,000,000            7,951,164
5.37%, 9/28/06                                 5,000,000            4,956,742
-------------------------------------------------------------------------------
Goldman Sachs
Group, Inc.:
5.384%, 4/6/07 1,3                            11,000,000           11,000,000
5.45%, 10/30/06 1,3                            2,000,000            2,000,000
-------------------------------------------------------------------------------
Lehman Brothers, Inc.,
5.50%, 8/1/06 1                                2,000,000            2,000,000
-------------------------------------------------------------------------------
Morgan Stanley,
5.28%, 8/10/06                                17,500,000           17,476,900
                                                              -----------------
                                                                   75,795,301

-------------------------------------------------------------------------------
CHEMICALS--0.8%
BASF AG, 5.32%,
8/23/06 2                                      8,500,000            8,472,366
-------------------------------------------------------------------------------
COMMERCIAL BANKS--2.7%
HSBC USA, Inc., 5.37%,
9/22/06                                       11,000,000           10,914,677
-------------------------------------------------------------------------------
Marshall & Ilsley
Corp.,
5.31%, 8/23/06                                 9,000,000            8,970,795
-------------------------------------------------------------------------------
National City Credit
Corp., 5.11%, 8/3/06                           7,500,000            7,497,871
                                                              -----------------
                                                                   27,383,343

-------------------------------------------------------------------------------
COMMERCIAL FINANCE--2.5%
Countrywide Financial
Corp., 5.37%, 8/28/06                         25,000,000           24,899,313
-------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--2.5%
General Electric
Capital
Corp., 5.29%, 8/15/06                          6,700,000            6,686,217
-------------------------------------------------------------------------------
Greenwich Capital
Holdings, Inc., 5.525%,
2/15/07 1                                      8,000,000            8,000,000
-------------------------------------------------------------------------------
HSBC Finance Corp.,
5.305%, 9/21/06                               10,000,000            9,924,846
                                                              -----------------
                                                                   24,611,063

                                               PRINCIPAL                VALUE
                                                  AMOUNT           SEE NOTE 1
-------------------------------------------------------------------------------
ELECTRIC UTILITIES--0.6%
AL Incentives Finance
Authority Special
Obligation Bonds,
Series 1999-C, 5.40%,
8/3/06 1                                 $     5,615,000      $     5,615,000
-------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--0.3%
Ross Sinclaire Real
Estate Trust, 5.50%,
8/1/06 1                                       2,705,000            2,705,000
-------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--0.3%
Columbus, GA
Development
Authority Revenue
Bonds, ECLA
Family Partnership LLP
Project, Series 2004,
5.45%, 8/1/06 1                                3,100,000            3,100,000
-------------------------------------------------------------------------------
INSURANCE--3.8%
ING America
Insurance
Holdings, Inc.:
5.27%, 9/8/06                                  5,000,000            4,972,186
5.385%, 10/16/06                              10,000,000            9,891,278
-------------------------------------------------------------------------------
Jackson National Life
Global Funding,
Series 2004-6, 5.439%,
8/15/06 1,3                                    5,000,000            5,000,000
-------------------------------------------------------------------------------
Metropolitan Life
Global Funding I,
Series 2003-5, 5.429%,
8/1/06 1,3                                     8,600,000            8,600,000
-------------------------------------------------------------------------------
Prudential Insurance
Co. of America,
5.376%, 2/1/07 1,3                            10,000,000           10,000,000
                                                              -----------------
                                                                   38,463,464

-------------------------------------------------------------------------------
MULTILINE RETAIL--0.7%
CAS Realty, Inc., Series
2004, 5.55%, 8/1/06 1                          6,525,000            6,525,000
-------------------------------------------------------------------------------
PHARMACEUTICALS--1.0%
Sanofi-Aventis, 5.09%,
8/2/06 2                                      10,000,000            9,998,588
-------------------------------------------------------------------------------
SPECIAL PURPOSE FINANCIAL--10.4%
Blue Spice LLC, 5.32%,
8/21/06 2                                     11,500,000           11,466,011

                         13 | OPPENHEIMER CASH RESERVES

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                               PRINCIPAL                VALUE
                                                  AMOUNT           SEE NOTE 1
-------------------------------------------------------------------------------
SPECIAL PURPOSE FINANCIAL Continued
Cooperative Assn.
of Tractor Dealers,
Inc., Series B:
5.39%, 9/8/06                            $     4,000,000      $     3,977,242
5.42%, 9/19/06                                 3,080,000            3,057,278
-------------------------------------------------------------------------------
K2 (USA) LLC:
5.14%, 11/27/06                                3,000,000            2,949,457
5.39%, 9/25/06                                 8,000,000            7,934,122
-------------------------------------------------------------------------------
LINKS Finance LLC,
5.32%, 8/11/06                                10,000,000            9,985,194
-------------------------------------------------------------------------------
Parkland (USA) LLC,
5.336%, 12/12/06 1,4                           5,000,000            4,999,818
-------------------------------------------------------------------------------
Premier Asset
Collateralized Entity
LLC 1:
5.37%, 9/6/06 2                                7,000,000            6,962,410
5.38%, 10/25/06 2                             11,700,000           11,551,378
-------------------------------------------------------------------------------
RACERS Trust, Series
2004-6-MM, 5.42%,
8/22/06 1                                      2,500,000            2,500,000
-------------------------------------------------------------------------------
Sigma Finance, Inc.,
5.31%, 8/25/06                                14,600,000           14,548,305
-------------------------------------------------------------------------------
Union Hamilton
Special Purpose
Funding LLC,
5.49%, 9/28/06 1,4                            10,000,000           10,000,000
-------------------------------------------------------------------------------
WIND Master
Trust Nts.:
5.385%, 9/25/06 1,3                            7,000,000            7,000,000
5.385%, 8/25/06 1,3                            7,500,000            7,500,000
                                                              -----------------
                                                                  104,431,215
                                                              -----------------

Total Short-Term Notes
(Cost $566,539,373)                                               566,539,373

-------------------------------------------------------------------------------
TOTAL INVESTMENTS,
AT VALUE
(COST $1,001,501,956)                              100.2%       1,001,501,956
-------------------------------------------------------------------------------
LIABILITIES IN EXCESS
OF OTHER ASSETS                                     (0.2)          (2,445,146)
                                         --------------------------------------
NET ASSETS                                         100.0%     $   999,056,810
                                         ======================================

FOOTNOTES TO STATEMENT OF INVESTMENTS

SHORT-TERM NOTES, DIRECT BANK OBLIGATIONS AND LETTERS OF CREDIT ARE GENERALLY
TRADED ON A DISCOUNT BASIS; THE INTEREST RATE SHOWN IS THE DISCOUNT RATE
RECEIVED BY THE FUND AT THE TIME OF PURCHASE. OTHER SECURITIES NORMALLY BEAR
INTEREST AT THE RATES SHOWN.

1. Represents the current interest rate for a variable or increasing rate security.

2. Security issued in an exempt transaction without registration under the
Securities Act of 1933. Such securities amount to $323,719,688, or 32.40% of the
Fund's net assets, and have been determined to be liquid pursuant to guidelines adopted by the Board of Trustees.

3. Illiquid security. The aggregate value of illiquid securities as of July 31,
2006 was $51,100,000, which represents 5.11% of the Fund's net assets. See Note
4 of accompanying Notes.

4. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of
Trustees. These securities amount to $14,999,818 or 1.50% of the Fund's net assets as of July 31, 2006.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                         14 | OPPENHEIMER CASH RESERVES

STATEMENT OF ASSETS AND LIABILITIES  July 31, 2006
--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
ASSETS
---------------------------------------------------------------------------------------------------------------
Investments, at value (cost $1,001,501,956)--see accompanying statement of investments         $ 1,001,501,956
---------------------------------------------------------------------------------------------------------------
Cash                                                                                                 1,816,736
---------------------------------------------------------------------------------------------------------------
Receivables and other assets:
Shares of beneficial interest sold                                                                  10,070,474
Interest                                                                                             1,542,790
Other                                                                                                   96,631
                                                                                               ----------------
Total assets                                                                                     1,015,028,587

---------------------------------------------------------------------------------------------------------------
LIABILITIES
---------------------------------------------------------------------------------------------------------------
Payables and other liabilities:
Shares of beneficial interest redeemed                                                              14,558,360
Dividends                                                                                              946,364
Transfer and shareholder servicing agent fees                                                          234,526
Distribution and service plan fees                                                                     121,123
Shareholder communications                                                                              81,002
Trustees' compensation                                                                                   4,177
Other                                                                                                   26,225
                                                                                               ----------------
Total liabilities                                                                                   15,971,777

---------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                     $   999,056,810
                                                                                               ================

---------------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
---------------------------------------------------------------------------------------------------------------
Par value of shares of beneficial interest                                                     $       999,001
---------------------------------------------------------------------------------------------------------------
Additional paid-in capital                                                                         998,036,618
---------------------------------------------------------------------------------------------------------------
Accumulated net investment income                                                                       12,599
---------------------------------------------------------------------------------------------------------------
Accumulated net realized gain on investments                                                             8,592
                                                                                               ----------------
NET ASSETS                                                                                     $   999,056,810
                                                                                               ================

                         15 | OPPENHEIMER CASH RESERVES

STATEMENT OF ASSETS AND LIABILITIES  Continued
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
-------------------------------------------------------------------------------------------------------
Class A Shares:
Net asset value and redemption price per share (based on net assets
of $445,570,423 and 445,573,993 shares of beneficial interest outstanding)                     $  1.00
-------------------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets
of $149,571,013 and 149,525,419 shares of beneficial interest outstanding)                     $  1.00
-------------------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets
of $169,106,027 and 169,093,376 shares of beneficial interest outstanding)                     $  1.00
-------------------------------------------------------------------------------------------------------
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $234,809,347
and 234,808,178 shares of beneficial interest outstanding)                                     $  1.00

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                         16 | OPPENHEIMER CASH RESERVES

STATEMENT OF OPERATIONS  For the Year Ended July 31, 2006
--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
---------------------------------------------------------------------------------------------------------------
Interest                                                                                       $    39,352,032
---------------------------------------------------------------------------------------------------------------
Other income                                                                                            61,130
                                                                                               ----------------
Total investment income                                                                             39,413,162

---------------------------------------------------------------------------------------------------------------
EXPENSES
---------------------------------------------------------------------------------------------------------------
Management fees                                                                                      4,120,612
---------------------------------------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                                                                781,649
Class B                                                                                                977,248
Class C                                                                                                945,922
Class N                                                                                              1,101,102
---------------------------------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                                                              1,539,121
Class B                                                                                                383,799
Class C                                                                                                515,488
Class N                                                                                                795,781
---------------------------------------------------------------------------------------------------------------
Shareholder communications:
Class A                                                                                                141,502
Class B                                                                                                 25,060
Class C                                                                                                 21,966
Class N                                                                                                  9,776
---------------------------------------------------------------------------------------------------------------
Trustees' compensation                                                                                   6,986
---------------------------------------------------------------------------------------------------------------
Administration service fees                                                                              1,500
---------------------------------------------------------------------------------------------------------------
Other                                                                                                  191,362
                                                                                               ----------------
Total expenses                                                                                      11,558,874
Less waivers and reimbursements of expenses                                                         (1,546,420)
                                                                                               ----------------
Net expenses                                                                                        10,012,454

---------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                                               29,400,708

---------------------------------------------------------------------------------------------------------------
NET REALIZED GAIN ON INVESTMENTS                                                                         8,592

---------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                           $    29,409,300
                                                                                               ================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                         17 | OPPENHEIMER CASH RESERVES

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

YEAR ENDED JULY 31,                                                      2006              2005
------------------------------------------------------------------------------------------------
OPERATIONS
------------------------------------------------------------------------------------------------
Net investment income                                         $    29,400,708   $    11,232,092
------------------------------------------------------------------------------------------------
Net realized gain                                                       8,592            22,723
                                                              ----------------------------------
Net increase in net assets resulting from operations               29,409,300        11,254,815

------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
------------------------------------------------------------------------------------------------
Dividends from net investment income:
Class A                                                           (14,063,245)       (5,828,563)
Class B                                                            (4,190,546)       (1,999,924)
Class C                                                            (4,082,163)       (1,298,115)
Class N                                                            (7,087,474)       (2,108,662)

------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
from beneficial interest transactions:
Class A                                                            28,400,739        31,773,338
Class B                                                             3,441,264       (72,933,285)
Class C                                                            50,697,865         9,324,398
Class N                                                            14,069,319       163,430,756

------------------------------------------------------------------------------------------------
NET ASSETS
------------------------------------------------------------------------------------------------
Total increase                                                     96,595,059       131,614,758
------------------------------------------------------------------------------------------------
Beginning of period                                               902,461,751       770,846,993
                                                              ----------------------------------
End of period (including accumulated net investment income
of $12,599 and $12,490, respectively)                         $   999,056,810   $   902,461,751
                                                              ==================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                         18 | OPPENHEIMER CASH RESERVES

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

CLASS A    YEAR ENDED JULY 31,                           2006             2005             2004             2003             2002
-----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $      1.00      $      1.00      $      1.00      $      1.00      $      1.00
-----------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment income                                     .03 1            .01 1             -- 2            .01              .01
Net realized gain                                          --               --               -- 2             -- 2             -- 2
                                                  ---------------------------------------------------------------------------------
Total from investment operations                          .03              .01               -- 2            .01              .01
-----------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                     (.03)            (.01)              -- 2           (.01)            (.01)
Distributions from net realized gain                       --               --               --               -- 2             -- 2
                                                  ---------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                          (.03)            (.01)              -- 2           (.01)            (.01)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $      1.00      $      1.00      $      1.00      $      1.00      $      1.00
                                                  =================================================================================

-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN 3                                           3.55%            1.44%            0.17%            0.54%            1.31%
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $   445,571      $   417,176      $   385,393      $   465,843      $   439,893
-----------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $   403,664      $   399,517      $   405,288      $   451,634      $   405,285
-----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                    3.48%            1.46%            0.17%            0.53%            1.30%
Total expenses                                           1.10%            1.13%            1.22%            1.16%            1.17%
Expenses after payments and waivers
and reduction to custodian expenses                      0.99%            1.01%            0.99%            1.00%            1.16%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Less than $0.005 per share.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                         19 | OPPENHEIMER CASH RESERVES

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

CLASS B    YEAR ENDED JULY 31,                           2006             2005             2004             2003             2002
-----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $      1.00      $      1.00      $      1.00      $      1.00      $      1.00
-----------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment income                                     .03 1            .01 1             -- 2             -- 2            .01
Net realized gain                                          --               --               -- 2             -- 2             -- 2
                                                  ---------------------------------------------------------------------------------
Total from investment operations                          .03              .01               -- 2             -- 2            .01
-----------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                     (.03)            (.01)              -- 2             -- 2           (.01)
Distributions from net realized gain                       --               --               --               -- 2             -- 2
                                                  ---------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                          (.03)            (.01)              -- 2             -- 2           (.01)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $      1.00      $      1.00      $      1.00      $      1.00      $      1.00
                                                  =================================================================================

-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN 3                                           3.29%            1.20%            0.11%            0.27%            0.76%
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $   149,571      $   146,132      $   219,061      $   316,750      $   417,768
-----------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $   130,319      $   175,995      $   247,836      $   385,078      $   288,676
-----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                    3.21%            1.14%            0.10%            0.27%            0.75%
Total expenses                                           1.55%            1.56%            1.34%            1.37%            1.71%
Expenses after payments and waivers
and reduction to custodian expenses                      1.23%            1.24%            1.04%            1.27%            1.70%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Less than $0.005 per share.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                         20 | OPPENHEIMER CASH RESERVES

CLASS C    YEAR ENDED JULY 31,                           2006             2005             2004             2003             2002
-----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $      1.00      $      1.00      $      1.00      $      1.00      $      1.00
-----------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment income                                     .03 1            .01 1             -- 2             -- 2            .01
Net realized gain                                          --               --               -- 2             -- 2             -- 2
                                                  ---------------------------------------------------------------------------------
Total from investment operations                          .03              .01               -- 2             -- 2            .01
-----------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                     (.03)            (.01)              -- 2             -- 2           (.01)
Distributions from net realized gain                       --               --               --               -- 2             -- 2
                                                  ---------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                          (.03)            (.01)              -- 2             -- 2           (.01)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $      1.00      $      1.00      $      1.00      $      1.00      $      1.00
                                                  =================================================================================

-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN 3                                           3.24%            1.16%            0.10%            0.25%            0.76%
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $   169,106      $   118,410      $   109,083      $   106,650      $   123,120
-----------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $   126,260      $   107,761      $    97,058      $   113,569      $    85,893
-----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                    3.23%            1.20%            0.10%            0.24%            0.80%
Total expenses                                           1.67%            1.65%            1.39%            1.41%            1.71%
Expenses after payments and waivers
and reduction to custodian expenses                      1.28%            1.29%            1.05%            1.28%            1.70%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Less than $0.005 per share.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                         21 | OPPENHEIMER CASH RESERVES

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

CLASS N    YEAR ENDED JULY 31,                           2006             2005             2004             2003             2002
-----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $      1.00      $      1.00      $      1.00      $      1.00      $      1.00
-----------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment income                                     .03 1            .01 1             -- 2             -- 2            .01
Net realized gain                                          --               --               -- 2             -- 2             -- 2
                                                  ---------------------------------------------------------------------------------
Total from investment operations                          .03              .01               -- 2             -- 2            .01
-----------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                     (.03)            (.01)              -- 2             -- 2           (.01)
Distributions from net realized gain                       --               --               --               -- 2             -- 2
                                                  ---------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                          (.03)            (.01)              -- 2             -- 2           (.01)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $      1.00      $      1.00      $      1.00      $      1.00      $      1.00
                                                  =================================================================================

-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN 3                                           3.26%            1.15%            0.10%            0.43%            1.08%
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $   234,809      $   220,744      $    57,309      $    52,350      $    42,761
-----------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $   221,369      $   143,516      $    55,961      $    49,145      $    21,014
-----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                    3.20%            1.47%            0.10%            0.41%            0.68%
Total expenses                                           1.35%            1.40%            1.39%            1.24%            1.47%
Expenses after payments and waivers
and reduction to custodian expenses                      1.26%            1.28%            1.06%            1.11%            1.46%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Less than $0.005 per share.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                         22 | OPPENHEIMER CASH RESERVES

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Cash Reserves (the Fund) is registered under the Investment Company
Act of 1940, as amended, as an open-end management investment company. The
Fund's investment objective is to seek the maximum current income that is consistent with stability of principal. The Fund's investment advisor is
OppenheimerFunds, Inc. (the Manager).

      The Fund offers Class A, Class B, Class C and Class N shares. Class A shares are sold at their offering price, which is the net asset value per share without any initial sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). Class N shares are sold only through retirement plans.
Retirement plans that offer Class N shares may impose charges on those accounts.
All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N have separate distribution and/or service plans.
Class B shares will automatically convert to Class A shares six years after the date of purchase.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. Portfolio securities are valued on the basis of amortized cost, which approximates market value.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal
Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income to shareholders, therefore, no federal income or excise tax provision is required.

The tax components of capital shown in the table below represent distribution requirements the Fund must satisfy under the income tax regulations, losses the
Fund may be able to offset against income and gains realized in future years for federal income tax purposes.

        UNDISTRIBUTED NET        UNDISTRIBUTED          ACCUMULATED LOSS
        INVESTMENT INCOME       LONG-TERM GAIN          CARRYFORWARD 1,2
        ----------------------------------------------------------------
        $973,095                           $--                       $--

1. During the fiscal year ended July 31, 2006, the Fund did not utilize any capital loss carryforward.

2. During the fiscal year ended July 31, 2005, the Fund did not utilize any capital loss carryforward.

                         23 | OPPENHEIMER CASH RESERVES

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund. Accordingly, the following amounts have been reclassified for July 31, 2006. Net assets of the
Fund were unaffected by the reclassifications.

                                  REDUCTION TO              REDUCTION TO
                                   ACCUMULATED           ACCUMULATED NET
        REDUCTION TO            NET INVESTMENT             REALIZED GAIN
        PAID-IN CAPITAL                   LOSS            ON INVESTMENTS
        ----------------------------------------------------------------
        $106                           $22,829                   $22,723

The tax character of distributions paid during the years ended July 31, 2006 and
July 31, 2005 was as follows:

                                            YEAR ENDED        YEAR ENDED
                                         JULY 31, 2006     JULY 31, 2005
        ----------------------------------------------------------------
        Distributions paid from:
        Ordinary income                    $29,423,428       $11,235,264

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the
Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the
Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the
Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually but may be paid at other times to maintain the net asset value per share at $1.00.

--------------------------------------------------------------------------------
CUSTODIAN FEES. "Custodian fees and expenses" in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed

                         24 | OPPENHEIMER CASH RESERVES

trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the Federal Funds Rate plus 0.50%. The "Reduction to custodian expenses" line item, if applicable, represents earnings on cash balances maintained by the Fund during the period.
Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date.
Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
INDEMNIFICATIONS. The Fund's organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the
Fund. The risk of material loss from such claims is considered remote.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of S0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                                          YEAR ENDED JULY 31, 2006             YEAR ENDED JULY 31, 2005
                                         SHARES             AMOUNT            SHARES             AMOUNT
---------------------------------------------------------------------------------------------------------
CLASS A
Sold                                408,488,912      $ 408,488,912       409,371,264      $ 409,371,264
Dividends and/or distributions
reinvested                           13,224,569         13,224,569         5,184,512          5,184,512
Acquisition--Note 7                          --                 --        94,028,608         94,028,608
Redeemed                           (393,315,111)      (393,312,742)     (476,811,046)      (476,811,046)
                                   ----------------------------------------------------------------------
Net increase                         28,398,370      $  28,400,739        31,773,338      $  31,773,338
                                   ======================================================================

---------------------------------------------------------------------------------------------------------
CLASS B
Sold                                154,984,556      $ 154,984,556       154,661,475      $ 154,661,475
Dividends and/or distributions
reinvested                            3,781,340          3,781,340         1,682,217          1,682,217
Acquisition--Note 7                          --                 --        11,780,832         11,780,832
Redeemed                           (155,326,716)      (155,324,632)     (241,057,809)      (241,057,809)
                                   ----------------------------------------------------------------------
Net increase (decrease)               3,439,180      $   3,441,264       (72,933,285)     $ (72,933,285)
                                   ======================================================================

                         25 | OPPENHEIMER CASH RESERVES

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST Continued

                                          YEAR ENDED JULY 31, 2006             YEAR ENDED JULY 31, 2005
                                         SHARES             AMOUNT            SHARES             AMOUNT
---------------------------------------------------------------------------------------------------------
CLASS C
Sold                                199,817,601      $ 199,817,601       150,494,330      $ 150,494,330
Dividends and/or distributions
reinvested                            3,772,209          3,772,209         1,118,180          1,118,180
Acquisition--Note 7                          --                 --        33,119,088         33,119,088
Redeemed                           (152,891,627)      (152,891,945)     (175,407,200)      (175,407,200)
                                   ----------------------------------------------------------------------
Net increase                         50,698,183      $  50,697,865         9,324,398      $   9,324,398
                                   ======================================================================

---------------------------------------------------------------------------------------------------------
CLASS N
Sold                                205,500,022      $ 205,500,022       122,306,924      $ 122,306,924
Dividends and/or distributions
reinvested                            6,986,302          6,986,302         1,889,815          1,889,815
Acquisition--Note 7                          --                 --       216,713,190        216,713,190
Redeemed                           (198,417,011)      (198,417,005)     (177,479,173)      (177,479,173)
                                   ----------------------------------------------------------------------
Net increase                         14,069,313      $  14,069,319       163,430,756      $ 163,430,756
                                   ======================================================================

--------------------------------------------------------------------------------
3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an average annual rate as shown in the following table:

              FEE SCHEDULE
              ----------------------------------------------------
              Up to $250 million of net assets             0.500%
              Next $250 million of net assets              0.475
              Next $250 million of net assets              0.450
              Next $250 million of net assets              0.425
              Over $1 billion of net assets                0.400

--------------------------------------------------------------------------------
ADMINISTRATION SERVICE FEES. The Fund pays the Manager a fee of $1,500 per year for preparing and filing the Fund's tax returns.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays
OFS a per account fee. For the year ended July 31, 2006, the Fund paid
$2,969,550 to OFS for services to the Fund.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12B-1) FEES. Under its General Distributor's
Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the Distributor)
acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.

--------------------------------------------------------------------------------
SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.20% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions

                         26 | OPPENHEIMER CASH RESERVES

periodically for providing personal services and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the
Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B, CLASS C AND CLASS N SHARES. The Fund
has adopted Distribution and Service Plans for Class B, Class C and Class N
shares to compensate the Distributor for its services in connection with the distribution of these shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B shares and Class C shares and for Class N shares, the Fund pays the Distributor an annual service fees of 0.25% and an annual asset-based sales charge of 0.25%.
Effective January 1, 2003, the Fund decreased the asset-based sales charge on
Class B and Class C shares to 0.50% of average daily net assets per annum. The
Distributor is entitled to receive a service fee of 0.25% per year under each plan, but the Board of Trustees has not authorized the Fund to pay the service fees on Class B and Class C shares at this time. If either the Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the
Board of Trustees and its independent trustees must determine whether the
Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor's aggregate uncompensated expenses under the plan at July 31, 2006 for Class N shares was
$6,142,992. Fees incurred by the Fund under the plans are detailed in the
Statement of Operations.

--------------------------------------------------------------------------------
SALES CHARGES. Contingent deferred sales charges (CDSC) do not represent an expense of the Fund. They are deducted from the proceeds of redemptions of Fund shares prior to remittance. The CDSC retained by the Distributor on the redemption of shares is shown in the table below for the period indicated.

                        CLASS A         CLASS B         CLASS C         CLASS N
                     CONTINGENT      CONTINGENT      CONTINGENT      CONTINGENT
                       DEFERRED        DEFERRED        DEFERRED        DEFERRED
                  SALES CHARGES   SALES CHARGES   SALES CHARGES   SALES CHARGES
                    RETAINED BY     RETAINED BY     RETAINED BY     RETAINED BY
YEAR ENDED          DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR
--------------------------------------------------------------------------------
July 31, 2006            $8,907        $235,416         $46,418        $255,272

--------------------------------------------------------------------------------
WAIVERS AND REIMBURSEMENTS OF EXPENSES. Effective December 6, 2002, the Manager
has agreed to limit the Fund's management fee to 0.40% of the Fund's average net assets for each class of shares. As a result of this limitation the Fund was reimbursed $595,322 for the year ended July 31, 2006. This expense limitation can be amended or terminated at any time without advance notice.

      OppenheimerFunds Distributor, Inc. (OFDI) has voluntarily agreed to reduce
Class B and Class C Distribution and/or Service (12b-1) Fees it is entitled to receive by 0.25% of the average annual net assets for each respective class of shares. During the year ended July 31, 2006, OFDI waived $325,749 and $315,307 for Class B and Class C shares, respectively. This undertaking may be amended or withdrawn at any time.

                         27 | OPPENHEIMER CASH RESERVES

NOTES TO FINANCIAL STATEMENTS Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES  Continued

Prior to April 28, 2003, OFS had voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. Effective April 28, 2003, transfer agent fees for all classes are limited to the lesser of 0.35% of average daily net assets or to an amount necessary to allow each class of the Fund to maintain a 7-day yield of at least approximately 0.10%. During the year ended July 31, 2006, OFS waived $175,396,
$2,715, $86,665 and $45,266 for Class A, Class B, Class C and Class N shares, respectively. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
4. ILLIQUID SECURITIES

As of July 31, 2006, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The
Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with the applicable footnote on the Statement of
Investments.

--------------------------------------------------------------------------------
5. RECENT ACCOUNTING PRONOUNCEMENT

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB
Interpretation No. 48 ("FIN 48"), ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES.
FIN 48 clarifies the accounting for uncertainty in income taxes recognized in an enterprise's financial statements in accordance with FASB Statement No. 109,
Accounting for Income Taxes. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund's tax returns to determine whether it is "more-likely-than-not" that tax positions taken in the Fund's tax return will be ultimately sustained. A tax liability and expense must be recorded in respect of any tax position that, in Management's judgment, will not be fully realized.
FIN 48 is effective for fiscal years beginning after December 15, 2006. As of
July 31, 2006, the Manager is evaluating the implications of FIN 48. Its impact in the Fund's financial statements has not yet been determined.

--------------------------------------------------------------------------------
6. LITIGATION

A consolidated amended complaint was filed as a putative class action against the Manager and the Transfer Agent and other defendants (including 51 of the
Oppenheimer funds excluding the Fund) in the U.S. District Court for the
Southern District of New York on January 10, 2005 and was amended on March 4,
2005. The complaint alleged, among other things, that the Manager charged excessive fees for distribution and other costs, and that by permitting and/or participating in those actions, the Directors/Trustees and the Officers of the funds breached their fiduciary duties to fund shareholders under the Investment
Company Act of 1940 and at common law. The plaintiffs sought unspecified damages, an accounting of all fees paid, and an award of attorneys' fees and litigation expenses.

                         28 | OPPENHEIMER CASH RESERVES

      In response to the defendants' motions to dismiss the suit, seven of the eight counts in the complaint, including the claims against certain of the
Oppenheimer funds, as nominal defendants, and against certain present and former
Directors, Trustees and Officers of the funds, and the Distributor, as defendants, were dismissed with prejudice, by court order dated March 10, 2006, and the remaining count against the Manager and the Transfer Agent was dismissed with prejudice by court order dated April 5, 2006. The plaintiffs filed an appeal of those dismissals on May 11, 2006.

      The Manager believes that the allegations contained in the complaint are without merit and that there are substantial grounds to sustain the district court's rulings. The Manager also believes that it is premature to render any opinion as to the likelihood of an outcome unfavorable to it, the funds, the
Directors/Trustees or the Officers on the appeal of the decisions of the district court, and that no estimate can yet be made with any degree of certainty as to the amount or range of any potential loss.

--------------------------------------------------------------------------------
7. ACQUISITION OF OPPENHEIMER CAPITAL PRESERVATION FUND

On February 11, 2005, the Fund acquired all of the net assets of Oppenheimer
Capital Preservation Fund, pursuant to an Agreement and Plan of Reorganization approved by the Oppenheimer Capital Preservation Fund shareholders on February
4, 2005. The Fund issued (at an exchange ratio of 9.998070 for Class A, 9.995744 for Class B, 9.996812 for Class C and 9.999209 for Class N of the Fund to one
share of Oppenheimer Capital Preservation Fund), 94,028,608; 11,780,832;
33,119,088 and 216,713,190 shares of beneficial interest for Class A, Class B,
Class C and Class N, respectively, valued at $94,028,608, $11,780,832,
$33,119,088 and $216,713,190 in exchange for the net assets, resulting in combined Class A net assets of $432,051,460, Class B net assets of $157,185,707,
Class C net assets of $115,652,349 and Class N net assets of $278,664,281 on
February 11, 2005. The exchange qualified as a tax-free reorganization for federal income tax purposes.

                                           A-A-4
                                         Appendix A

                             Description of Securities Ratings

Below is a description of the two highest rating categories for Short Term Debt and Long
Term Debt by the "Nationally-Recognized Statistical Rating Organizations" which the Manager evaluates in purchasing securities on behalf of the Fund. The ratings descriptions are based on information supplied by the ratings organizations to subscribers.

SHORT-TERM DEBT RATINGS.

Moody's Investors Service, Inc. ("Moody's")

The following rating designations for commercial paper (defined by Moody's as promissory obligations not having original maturity in excess of nine months), are judged by Moody's to be investment grade, and indicate the relative repayment capacity of rated issuers:

Prime-1: Superior capacity for repayment. Capacity will normally be evidenced by the following characteristics: (a) leading market positions in well-established industries; (b)
high rates of return on funds employed; (c) conservative capitalization structure with moderate reliance on debt and ample asset protection; (d) broad margins in earning coverage of fixed financial charges and high internal cash generation; and (e) well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2: Strong capacity for repayment. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

      Moody's  ratings  for  state  and  municipal  short-term  obligations  are  designated
"Moody's Investment Grade" ("MIG").  Short-term notes which have demand features may also be designated as "VMIG". These rating categories are as follows:

MIG 1/VMIG 1: Denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing.

MIG 2/VMIG 2: Denotes  strong credit  quality.  Margins of protection are ample although not as large as in the preceding group.

Standard  &  Poor's  Ratings  Services,  a  division  of  The  McGraw-Hill  Companies,  Inc.
("Standard and Poor's")

The following  ratings by Standard and Poor's for commercial  paper (defined by Standard and
Poor's as debt having an original  maturity of no more than 365 days) assess the  likelihood of payment:

A-1:  Obligation  is rated in the  highest  category.  The  obligor's  capacity  to meet its financial  commitment on the  obligation is strong.  Within this  category,  a plus (+) sign designation  indicates the obligor's capacity to meet its financial  obligation is extremely strong.

A-2:  Obligation  is  somewhat  more  susceptible  to the  adverse  effects  of  changes  in circumstances  and  economic  conditions  than  obligations  in  higher  rating  categories.
However,  the  obligor's  capacity to meet its  financial  commitment  on the  obligation is satisfactory.

Standard and Poor's ratings for Municipal Notes due in three years or less:

SP-1: Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a (+) designation.

SP-2: Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

Standard and Poor's  assigns "dual  ratings" to all municipal debt issues that have a demand or double feature as part of their provisions.  The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating  addresses only the demand feature.  With short-term demand debt, Standard and Poor's note rating symbols are used with the commercial paper symbols (for example, "SP-1+/A-1+").

Fitch, Inc. ("Fitch")

Fitch  assigns the  following  short-term  ratings to debt  obligations  that are payable on demand or have  original  maturities  of generally up to three years,  including  commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes:

F1: Highest credit quality. Strongest capacity for timely payment of financial commitments.
May have an added "+" to denote any exceptionally strong credit feature.

F2: Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of higher ratings.

Dominion Bond Rating Service Limited ("DBRS")

R-1: Short term debt rated "R-1 (high)" is of the highest credit quality, and indicates an entity which possesses unquestioned ability to repay current liabilities as they fall due.
Entities rated in this category normally maintain strong liquidity positions, conservative debt levels and profitability which is both stable and above average. Companies achieving an "R-1 (high)" rating are normally leaders in structurally sound industry segments with proven track records, sustainable positive future results and no substantial qualifying negative factors. Given the extremely tough definition which DBRS has established for an
"R-1 (high)", few entities are strong enough to achieve this rating. Short term debt rated
"R-1 (middle)" is of superior credit quality and, in most cases, ratings in this category differ from "R-1 (high)" credits to only a small degree. Given the extremely tough definition which DBRS has for the "R-1 (high)" category (which few companies are able to achieve), entities rated "R-1 (middle)" are also considered strong credits which typically exemplify above average strength in key areas of consideration for debt protection. Short term debt rated "R-1 (low)" is of satisfactory credit quality. The overall strength and outlook for key liquidity, debt and profitability ratios is not normally as favorable as with higher rating categories, but these considerations are still respectable. Any qualifying negative factors which exist are considered manageable, and the entity is normally of sufficient size to have some influence in its industry.

R-2: Short term debt rated "R-2" is of adequate credit quality and within the three subset grades (high, middle, low), debt protection ranges from having reasonable ability for timely repayment to a level which is considered only just adequate. The liquidity and debt ratios of entities in the "R-2" classification are not as strong as those in the "R-1"
category, and the past and future trend may suggest some risk of maintaining the strength of key ratios in these areas. Alternative sources of liquidity support are considered satisfactory; however, even the strongest liquidity support will not improve the commercial paper rating of the issuer. The size of the entity may restrict its flexibility, and its relative position in the industry is not typically as strong as the "R-1 credit".
Profitability trends, past and future, may be less favorable, earnings not as stable, and there are often negative qualifying factors present which could also make the entity more vulnerable to adverse changes in financial and economic conditions.

LONG TERM DEBT RATINGS.

These ratings are relevant for  securities  purchased by the Fund with a remaining  maturity of 397 days or less, or for rating issuers of short-term obligations.

Moody's

Bonds (including municipal bonds) are rated as follows:

Aaa:  Judged to be the best quality.  They carry the smallest  degree of investment risk and are generally  referred to as "gilt edged." Interest payments are protected by a large or by an  exceptionally  stable  margin and  principal  is secure.  While the  various  protective elements are likely to change,  the changes that can be expected are most unlikely to impair the fundamentally strong position of such issues.
Aa:  Judged to be of high quality by all  standards.  Together  with the "Aaa"  group,  they comprise what are generally  known as high-grade  bonds.  They are rated lower than the best bonds  because  margins  of  protection  may not be as large  as with  "Aaa"  securities  or fluctuation  of  protective  elements  may be of  greater  amplitude  or there  may be other elements  present which make the long-term  risk appear  somewhat  larger than that of "Aaa"
securities.

      Moody's   applies   numerical   modifiers   "1",  "2"  and  "3"  in  its  "Aa"  rating
classification.  The modifier "1" indicates that the  obligation  ranks in the higher end of its generic  rating  category;  the  modifier  "2"  indicates a mid-range  ranking;  and the modifier "3" indicates a ranking in the lower end of that generic rating category.

Standard and Poor's

Bonds (including municipal bonds maturing beyond three years) are rated as follows:

AAA: Bonds rated "AAA" have the highest rating assigned by Standard & Poor's.  The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA:  Bonds rated "AA" differ from the highest  rated  obligations  only in small  degree.  A strong capacity to meet its financial commitment on the obligation is very strong.

Fitch

AAA:  Highest Credit  Quality.  "AAA" ratings denote the lowest  expectation of credit risk.
They are assigned only in the case of  exceptionally  strong  capacity for timely payment of financial  commitments.  This  capacity  is highly  unlikely  to be  adversely  affected  by foreseeable events.

AA: Very High Credit  Quality.  "AA" ratings  denote a very low  expectation of credit risk.
They  indicate a very strong  capacity  for timely  payment of financial  commitments.  This capacity is not significantly vulnerable to foreseeable events.

      Because bonds rated in the "AAA" and "AA" categories are not significantly  vulnerable to foreseeable  future  developments,  short-term  debt of these issuers is generally  rated
"F-1+".

                                            B-12
                                         Appendix B

                                  Industry Classifications

Aerospace & Defense                 Industrial Conglomerates
Air Freight & Couriers              Insurance
Airlines                            Internet & Catalog Retail
Asset Backed Securities             Internet Software & Services
Auto Components                     IT Services
Automobiles                         Leasing & Factoring
Beverages                           Leisure Equipment & Products
Biotechnology                       Machinery
Broker-Dealer                       Marine
Building Products                   Media
Capital Markets                     Metals & Mining
Chemicals                           Multiline Retail
Commercial Banks                    Multi-Utilities
Commercial Finance                  Municipal
Commercial Services & Supplies      Office Electronics
Communications Equipment            Oil & Gas
Computers & Peripherals             Paper & Forest Products
Construction & Engineering          Personal Products
Construction Materials              Pharmaceuticals
Consulting & Services               Real Estate
Consumer Finance                    Repurchase Agreements
Containers & Packaging              Road & Rail
Distributors                        Semiconductor and Semiconductor Equipment
Diversified Financial Services      Software
Diversified Telecommunication       Special Purpose Financial
Services
Electric Utilities                  Specialty Retail
Electrical Equipment                Textiles, Apparel & Luxury Goods
Electronic Equipment & Instruments  Thrifts & Mortgage Finance
Energy Equipment & Services         Tobacco
Food & Staples Retailing            Trading Companies & Distributors
Food Products                       Transportation Infrastructure
Foreign Government                  U.S. Government Agencies-Full Faith and Credit
                                    Agencies
Gas Utilities                       U.S. Government Agencies-Government Sponsored
                                    Enterprises
Health Care Equipment & Supplies    U.S. Government Instrumentalities
Health Care Providers & Services    U.S. Government Obligations
Hotels Restaurants & Leisure        Water Utilities
Household Durables                  Wireless Telecommunication Services
Household Products

                                         Appendix C

               OppenheimerFunds Special Sales Charge Arrangements and Waivers

In certain cases, the initial sales charge that applies to purchases of Class A shares(1)
of the Oppenheimer funds or the contingent deferred sales charge that may apply to Class A,
Class B or Class C shares may be waived.(2)  That is because of the economies of sales efforts realized by OppenheimerFunds Distributor, Inc., (referred to in this document as the "Distributor"), or by dealers or other financial institutions that offer those shares to certain classes of investors. Not all waivers apply to all funds.

For the purposes of some of the waivers described below and in the Prospectus and Statement of Additional Information of the applicable Oppenheimer funds, the term "Retirement Plan"
refers to the following types of plans:
          1) plans created or qualified under Sections 401(a) or 401(k) of the Internal
             Revenue Code,
         2) non-qualified deferred compensation plans,
         3) employee benefit plans(3)
         4) Group Retirement Plans(4)
         5) 403(b)(7) custodial plan accounts
         6) Individual Retirement Accounts ("IRAs"), including traditional IRAs, Roth IRAs,
            SEP-IRAs, SARSEPs or SIMPLE plans

The interpretation of these provisions as to the applicability of a special arrangement or waiver in a particular case is in the sole discretion of the Distributor or the transfer agent (referred to in this document as the "Transfer Agent") of the particular Oppenheimer fund. These waivers and special arrangements may be amended or terminated at any time by a particular fund, the Distributor, and/or OppenheimerFunds, Inc. (referred to in this document as the "Manager").

Waivers that apply at the time shares are redeemed must be requested by the shareholder and/or dealer in the redemption request.
I.

Applicability of Class A Contingent Deferred Sales Charges in Certain Cases
--------------------------------------------------------------------------------------------

Purchases of Class A Shares of Oppenheimer Funds That Are Not Subject to Initial Sales
Charge but May Be Subject to the Class A Contingent Deferred Sales Charge (unless a waiver applies).

      There is no initial sales charge on purchases of Class A shares of any of the
Oppenheimer funds in the cases listed below. However, these purchases may be subject to the
Class A contingent deferred sales charge if redeemed within 18 months (24 months in the case of Oppenheimer Rochester National Municipals and Rochester Fund Municipals) of the
beginning of the calendar month of their purchase, as described in the Prospectus (unless a waiver described elsewhere in this Appendix applies to the redemption). Additionally, on shares purchased under these waivers that are subject to the Class A contingent deferred sales charge, the Distributor will pay the applicable concession described in the
Prospectus under "Class A Contingent Deferred Sales Charge."(5) This waiver provision applies to:
|_|   Purchases of Class A shares aggregating $1 million or more.
|_|   Purchases of Class A shares by a Retirement Plan that was permitted to purchase such shares at net asset value but subject to a contingent deferred sales charge prior to March 1, 2001. That included plans (other than IRA or 403(b)(7) Custodial
         Plans) that: 1) bought shares costing $500,000 or more, 2) had at the time of purchase 100 or more eligible employees or total plan assets of $500,000 or more, or 3) certified to the Distributor that it projects to have annual plan purchases of $200,000 or more.
|_|   Purchases by an OppenheimerFunds-sponsored Rollover IRA, if the purchases are made:
         1) through a broker, dealer, bank or registered investment adviser that has made special arrangements with the Distributor for those purchases, or
         2) by a direct rollover of a distribution from a qualified Retirement Plan if the administrator of that Plan has made special arrangements with the Distributor for those purchases.
|_|   Purchases of Class A shares by Retirement Plans that have any of the following record-keeping arrangements:
         1) The record keeping is performed by Merrill Lynch Pierce Fenner & Smith, Inc.
            ("Merrill Lynch") on a daily valuation basis for the Retirement Plan. On the date the plan sponsor signs the record-keeping service agreement with Merrill
            Lynch, the Plan must have $3 million or more of its assets invested in (a)
            mutual funds, other than those advised or managed by Merrill Lynch Investment
            Management, L.P. ("MLIM"), that are made available under a Service Agreement between Merrill Lynch and the mutual fund's principal underwriter or distributor, and  (b)  funds advised or managed by MLIM (the funds described in
            (a) and (b) are referred to as "Applicable Investments").
         2) The record keeping for the Retirement Plan is performed on a daily valuation basis by a record keeper whose services are provided under a contract or arrangement between the Retirement Plan and Merrill Lynch. On the date the plan sponsor signs the record keeping service agreement with Merrill Lynch, the Plan must have $5 million or more of its assets (excluding assets invested in money market funds) invested in Applicable Investments.
         3) The record keeping for a Retirement Plan is handled under a service agreement with Merrill Lynch and on the date the plan sponsor signs that agreement, the
            Plan has 500 or more eligible employees (as determined by the Merrill Lynch plan conversion manager).
II.

Waivers of Class A Sales Charges of Oppenheimer Funds
--------------------------------------------------------------------------------------------

A.    Waivers of Initial and Contingent Deferred Sales Charges for Certain Purchasers.

Class A shares purchased by the following investors are not subject to any Class A sales charges (and no concessions are paid by the Distributor on such purchases):
|_|   The Manager or its affiliates.
|_|   Present or former officers, directors, trustees and employees (and their "immediate families") of the Fund, the Manager and its affiliates, and retirement plans established by them for their employees. The term "immediate family" refers to one's spouse, children, grandchildren, grandparents, parents, parents-in-law, brothers and sisters, sons- and daughters-in-law, a sibling's spouse, a spouse's siblings, aunts, uncles, nieces and nephews; relatives by virtue of a remarriage
         (step-children, step-parents, etc.) are included.
|_|   Registered management investment companies, or separate accounts of insurance companies having an agreement with the Manager or the Distributor for that purpose.
|_|   Dealers or brokers that have a sales agreement with the Distributor, if they purchase shares for their own accounts or for retirement plans for their employees.
|_|   Employees and registered representatives (and their spouses) of dealers or brokers described above or financial institutions that have entered into sales arrangements with such dealers or brokers (and which are identified as such to the
         Distributor) or with the Distributor. The purchaser must certify to the
         Distributor at the time of purchase that the purchase is for the purchaser's own account (or for the benefit of such employee's spouse or minor children).
|_|   Dealers, brokers, banks or registered investment advisors that have entered into an agreement with the Distributor providing specifically for the use of shares of the
         Fund in particular investment products made available to their clients. Those clients may be charged a transaction fee by their dealer, broker, bank or advisor for the purchase or sale of Fund shares.
|_|   Investment advisors and financial planners who have entered into an agreement for this purpose with the Distributor and who charge an advisory, consulting or other fee for their services and buy shares for their own accounts or the accounts of their clients.
|_|   "Rabbi trusts" that buy shares for their own accounts, if the purchases are made through a broker or agent or other financial intermediary that has made special arrangements with the Distributor for those purchases.
|_|   Clients of investment advisors or financial planners (that have entered into an agreement for this purpose with the Distributor) who buy shares for their own accounts may also purchase shares without sales charge but only if their accounts are linked to a master account of their investment advisor or financial planner on the books and records of the broker, agent or financial intermediary with which the Distributor has made such special arrangements . Each of these investors may be charged a fee by the broker, agent or financial intermediary for purchasing shares.
|_|   Directors, trustees, officers or full-time employees of OpCap Advisors or its affiliates, their relatives or any trust, pension, profit sharing or other benefit plan which beneficially owns shares for those persons.
|_|   Accounts for which Oppenheimer Capital (or its successor) is the investment advisor
         (the Distributor must be advised of this arrangement) and persons who are directors or trustees of the company or trust which is the beneficial owner of such accounts.
|_|   A unit investment trust that has entered into an appropriate agreement with the
         Distributor.
|_|   Dealers, brokers, banks, or registered investment advisers that have entered into an agreement with the Distributor to sell shares to defined contribution employee retirement plans for which the dealer, broker or investment adviser provides administration services.
|_|   Retirement Plans and deferred compensation plans and trusts used to fund those plans
         (including, for example, plans qualified or created under sections 401(a), 401(k),
         403(b) or 457 of the Internal Revenue Code), in each case if those purchases are made through a broker, agent or other financial intermediary that has made special arrangements with the Distributor for those purchases.
|_|   A TRAC-2000 401(k) plan (sponsored by the former Quest for Value Advisors) whose
         Class B or Class C shares of a Former Quest for Value Fund were exchanged for
         Class A shares of that Fund due to the termination of the Class B and Class C
         TRAC-2000 program on November 24, 1995.
|_|   A qualified Retirement Plan that had agreed with the former Quest for Value Advisors to purchase shares of any of the Former Quest for Value Funds at net asset value, with such shares to be held through DCXchange, a sub-transfer agency mutual fund clearinghouse, if that arrangement was consummated and share purchases commenced by December 31, 1996.
|_|   Effective October 1, 2005, taxable accounts established with the proceeds of Required
         Minimum Distributions from Retirement Plans.

B.    Waivers of the Class A Initial and Contingent Deferred Sales Charges in Certain
Transactions.

1.    Class A shares issued or purchased in the following transactions are not subject to sales charges (and no concessions are paid by the Distributor on such purchases):
|_|   Shares issued in plans of reorganization, such as mergers, asset acquisitions and exchange offers, to which the Fund is a party.
|_|   Shares purchased by the reinvestment of dividends or other distributions reinvested from the Fund or other Oppenheimer funds or unit investment trusts for which reinvestment arrangements have been made with the Distributor.
|_|   Shares purchased by certain Retirement Plans that are part of a retirement plan or platform offered by banks, broker-dealers, financial advisors or insurance companies, or serviced by recordkeepers.
|_|   Shares purchased by the reinvestment of loan repayments by a participant in a
         Retirement Plan for which the Manager or an affiliate acts as sponsor.
|_|   Shares purchased in amounts of less than $5.

2.    Class A shares issued and purchased in the following transactions are not subject to sales charges (a dealer concession at the annual rate of 0.25% is paid by the
   Distributor on purchases made within the first 6 months of plan establishment):
|_|   Retirement Plans that have $5 million or more in plan assets.
|_|   Retirement Plans with a single plan sponsor that have $5 million or more in aggregate assets invested in Oppenheimer funds.

C.    Waivers of the Class A Contingent Deferred Sales Charge for Certain Redemptions.

The Class A contingent deferred sales charge is also waived if shares that would otherwise be subject to the contingent deferred sales charge are redeemed in the following cases:
|_|   To make Automatic Withdrawal Plan payments that are limited annually to no more than
         12% of the account value adjusted annually.
|_|   Involuntary redemptions of shares by operation of law or involuntary redemptions of small accounts (please refer to "Shareholder Account Rules and Policies," in the applicable fund Prospectus).
|_|   For distributions from Retirement Plans, deferred compensation plans or other employee benefit plans for any of the following purposes:
         1) Following the death or disability (as defined in the Internal Revenue Code) of the participant or beneficiary. The death or disability must occur after the participant's account was established.
         2) To return excess contributions.
         3) To return contributions made due to a mistake of fact.
4)    Hardship withdrawals, as defined in the plan.(6)
         5) Under a Qualified Domestic Relations Order, as defined in the Internal Revenue
            Code, or, in the case of an IRA, a divorce or separation agreement described in
            Section 71(b) of the Internal Revenue Code.
         6) To meet the minimum distribution requirements of the Internal Revenue Code.
         7) To make "substantially equal periodic payments" as described in Section 72(t)
            of the Internal Revenue Code.
         8) For loans to participants or beneficiaries.
         9) Separation from service.(7)
         10)      Participant-directed redemptions to purchase shares of a mutual fund
            (other than a fund managed by the Manager or a subsidiary of the Manager) if the plan has made special arrangements with the Distributor.
         11)      Plan termination or "in-service distributions," if the redemption proceeds are rolled over directly to an OppenheimerFunds-sponsored IRA.
|_|   For distributions from 401(k) plans sponsored by broker-dealers that have entered into a special agreement with the Distributor allowing this waiver.
|_|   For distributions from retirement plans that have $10 million or more in plan assets and that have entered into a special agreement with the Distributor.
|_|   For distributions from retirement plans which are part of a retirement plan product or platform offered by certain banks, broker-dealers, financial advisors, insurance companies or record keepers which have entered into a special agreement with the Distributor.
III.  Waivers of Class B, Class C and Class N Sales Charges of Oppenheimer Funds
--------------------------------------------------------------------------------------------

The Class B, Class C and Class N contingent deferred sales charges will not be applied to shares purchased in certain types of transactions or redeemed in certain circumstances described below.

A.    Waivers for Redemptions in Certain Cases.

The Class B, Class C and Class N contingent deferred sales charges will be waived for redemptions of shares in the following cases:
|_|   Shares redeemed involuntarily, as described in "Shareholder Account Rules and
         Policies," in the applicable Prospectus.
|_|   Redemptions from accounts other than Retirement Plans following the death or disability of the last surviving shareholder. The death or disability must have occurred after the account was established, and for disability you must provide evidence of a determination of disability by the Social Security Administration.
|_|   The contingent deferred sales charges are generally not waived following the death or disability of a grantor or trustee for a trust account. The contingent deferred sales charges will only be waived in the limited case of the death of the trustee of a grantor trust or revocable living trust for which the trustee is also the sole beneficiary. The death or disability must have occurred after the account was established, and for disability you must provide evidence of a determination of disability (as defined in the Internal Revenue Code).
|_|   Distributions from accounts for which the broker-dealer of record has entered into a special agreement with the Distributor allowing this waiver.
|_|   Redemptions of Class B shares held by Retirement Plans whose records are maintained on a daily valuation basis by Merrill Lynch or an independent record keeper under a contract with Merrill Lynch.
|_|   Redemptions of Class C shares of Oppenheimer U.S. Government Trust from accounts of clients of financial institutions that have entered into a special arrangement with the Distributor for this purpose.
|_|   Redemptions of Class C shares of an Oppenheimer fund in amounts of $1 million or more requested in writing by a Retirement Plan sponsor and submitted more than 12 months after the Retirement Plan's first purchase of Class C shares, if the redemption proceeds are invested to purchase Class N shares of one or more
         Oppenheimer funds.
|_|   Distributions(8) from Retirement Plans or other employee benefit plans for any of the following purposes:
         1) Following the death or disability (as defined in the Internal Revenue Code) of the participant or beneficiary. The death or disability must occur after the participant's account was established in an Oppenheimer fund.
         2) To return excess contributions made to a participant's account.
         3) To return contributions made due to a mistake of fact.
         4) To make hardship withdrawals, as defined in the plan.(9)
         5) To make distributions required under a Qualified Domestic Relations Order or, in the case of an IRA, a divorce or separation agreement described in Section
            71(b) of the Internal Revenue Code.
         6) To meet the minimum distribution requirements of the Internal Revenue Code.
         7) To make "substantially equal periodic payments" as described in Section 72(t)
            of the Internal Revenue Code.
         8) For loans to participants or beneficiaries.(10)
         9) On account of the participant's separation from service.(11)
         10)      Participant-directed redemptions to purchase shares of a mutual fund
            (other than a fund managed by the Manager or a subsidiary of the Manager)
            offered as an investment option in a Retirement Plan if the plan has made special arrangements with the Distributor.
         11)      Distributions made on account of a plan termination or "in-service"
            distributions, if the redemption proceeds are rolled over directly to an
            OppenheimerFunds-sponsored IRA.
         12)      For distributions from a participant's account under an Automatic
            Withdrawal Plan after the participant reaches age 59 1/2, as long as the aggregate value of the distributions does not exceed 10% of the account's value, adjusted annually.
         13)      Redemptions of Class B shares under an Automatic Withdrawal Plan for an account other than a Retirement Plan, if the aggregate value of the redeemed shares does not exceed 10% of the account's value, adjusted annually.
         14)      For distributions from 401(k) plans sponsored by broker-dealers that have entered into a special arrangement with the Distributor allowing this waiver.
|_|   Redemptions of Class B shares or Class C shares under an Automatic Withdrawal Plan from an account other than a Retirement Plan if the aggregate value of the redeemed shares does not exceed 10% of the account's value annually.

B.    Waivers for Shares Sold or Issued in Certain Transactions.

The contingent deferred sales charge is also waived on Class B and Class C shares sold or issued in the following cases:
|_|   Shares sold to the Manager or its affiliates.
|_|   Shares sold to registered management investment companies or separate accounts of insurance companies having an agreement with the Manager or the Distributor for that purpose.
|_|   Shares issued in plans of reorganization to which the Fund is a party.
|_|   Shares sold to present or former officers, directors, trustees or employees (and their "immediate families" as defined above in Section I.A.) of the Fund, the
         Manager and its affiliates and retirement plans established by them for their employees.

IV.   Special Sales Charge Arrangements for Shareholders of Certain Oppenheimer Funds Who
   Were Shareholders of Former Quest for Value Funds
---------------------------------------------------------------------------------------------

The initial and contingent deferred sales charge rates and waivers for Class A, Class B and
Class C shares described in the Prospectus or Statement of Additional Information of the
Oppenheimer funds are modified as described below for certain persons who were shareholders of the former Quest for Value Funds.  To be eligible, those persons must have been shareholders on November 24, 1995, when OppenheimerFunds, Inc. became the investment advisor to those former Quest for Value Funds.  Those funds include:
   Oppenheimer Quest Value Fund, Inc.           Oppenheimer Small- & Mid- Cap Value Fund
   Oppenheimer Quest Balanced Fund              Oppenheimer Quest International Value Fund,
   Inc.
   Oppenheimer Quest Opportunity Value Fund

      These arrangements also apply to shareholders of the following funds when they merged
(were reorganized) into various Oppenheimer funds on November 24, 1995:

   Quest for Value U.S. Government Income Fund  Quest for Value New York Tax-Exempt Fund
   Quest for Value Investment Quality Income Fund     Quest for Value National Tax-Exempt
   Fund
   Quest for Value Global Income Fund     Quest for Value California Tax-Exempt Fund

      All of the funds listed above are referred to in this Appendix as the "Former Quest for Value Funds."  The waivers of initial and contingent deferred sales charges described in this Appendix apply to shares of an Oppenheimer fund that are either:
|_|   acquired by such shareholder pursuant to an exchange of shares of an Oppenheimer fund that was one of the Former Quest for Value Funds, or
|_|   purchased by such shareholder by exchange of shares of another Oppenheimer fund that were acquired pursuant to the merger of any of the Former Quest for Value Funds into that other Oppenheimer fund on November 24, 1995.

A.    Reductions or Waivers of Class A Sales Charges.

|X|   Reduced Class A Initial Sales Charge Rates for Certain Former Quest for Value Funds
Shareholders.

Purchases by Groups and Associations.  The following table sets forth the initial sales charge rates for Class A shares purchased by members of "Associations" formed for any purpose other than the purchase of securities. The rates in the table apply if that
Association purchased shares of any of the Former Quest for Value Funds or received a proposal to purchase such shares from OCC Distributors prior to November 24, 1995.

--------------------------------------------------------------------------------
                      Initial Sales       Initial Sales Charge   Concession as
Number of Eligible    Charge as a % of    as a % of Net Amount   % of Offering
Employees or Members  Offering Price      Invested               Price
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
9 or Fewer            2.50%               2.56%                  2.00%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
At least 10 but not   2.00%               2.04%                  1.60%
more than 49
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------
      For purchases by Associations having 50 or more eligible employees or members, there is no initial sales charge on purchases of Class A shares, but those shares are subject to the Class A contingent deferred sales charge described in the applicable fund's Prospectus.

      Purchases made under this arrangement qualify for the lower of either the sales charge rate in the table based on the number of members of an Association, or the sales charge rate that applies under the Right of Accumulation described in the applicable fund's
Prospectus and Statement of Additional Information. Individuals who qualify under this arrangement for reduced sales charge rates as members of Associations also may purchase shares for their individual or custodial accounts at these reduced sales charge rates, upon request to the Distributor.

|X|   Waiver of Class A Sales Charges for Certain Shareholders.  Class A shares purchased by the following investors are not subject to any Class A initial or contingent deferred sales charges:
o     Shareholders who were shareholders of the AMA Family of Funds on February 28, 1991 and who acquired shares of any of the Former Quest for Value Funds by merger of a portfolio of the AMA Family of Funds.
o     Shareholders who acquired shares of any Former Quest for Value Fund by merger of any of the portfolios of the Unified Funds.

|X|   Waiver of Class A Contingent Deferred Sales Charge in Certain Transactions.  The
Class A contingent deferred sales charge will not apply to redemptions of Class A shares purchased by the following investors who were shareholders of any Former Quest for Value
Fund:

      Investors who purchased Class A shares from a dealer that is or was not permitted to receive a sales load or redemption fee imposed on a shareholder with whom that dealer has a fiduciary relationship, under the Employee Retirement Income Security Act of 1974 and
regulations adopted under that law.

B.    Class A, Class B and Class C Contingent Deferred Sales Charge Waivers.

|X|   Waivers for Redemptions of Shares Purchased Prior to March 6, 1995.  In the following cases, the contingent deferred sales charge will be waived for redemptions of Class A,
Class B or Class C shares of an Oppenheimer fund. The shares must have been acquired by the merger of a Former Quest for Value Fund into the fund or by exchange from an Oppenheimer fund that was a Former Quest for Value Fund or into which such fund merged. Those shares must have been purchased prior to March 6, 1995 in connection with:
o     withdrawals under an automatic withdrawal plan holding only either Class B or Class C shares if the annual withdrawal does not exceed 10% of the initial value of the account value, adjusted annually, and
o     liquidation of a shareholder's account if the aggregate net asset value of shares held in the account is less than the required minimum value of such accounts.

|X|   Waivers for Redemptions of Shares Purchased on or After March 6, 1995 but Prior to
November 24, 1995. In the following cases, the contingent deferred sales charge will be waived for redemptions of Class A, Class B or Class C shares of an Oppenheimer fund. The shares must have been acquired by the merger of a Former Quest for Value Fund into the fund or by exchange from an Oppenheimer fund that was a Former Quest For Value Fund or into which such Former Quest for Value Fund merged. Those shares must have been purchased on or after March 6, 1995, but prior to November 24, 1995:
o     redemptions following the death or disability of the shareholder(s) (as evidenced by a determination of total disability by the U.S. Social Security Administration);
o     withdrawals under an automatic withdrawal plan (but only for Class B or Class C shares) where the annual withdrawals do not exceed 10% of the initial value of the account value; adjusted annually, and
o     liquidation of a shareholder's account if the aggregate net asset value of shares held in the account is less than the required minimum account value.
      A shareholder's account will be credited with the amount of any contingent deferred sales charge paid on the redemption of any Class A, Class B or Class C shares of the
Oppenheimer fund described in this section if the proceeds are invested in the same Class of shares in that fund or another Oppenheimer fund within 90 days after redemption.
V.    Special Sales Charge Arrangements for Shareholders of Certain Oppenheimer Funds Who
      Were Shareholders of Connecticut Mutual Investment Accounts, Inc.
-----------------------------------------------------------------------------------------

The initial and contingent deferred sale charge rates and waivers for Class A and Class B shares described in the respective Prospectus (or this Appendix) of the following
Oppenheimer funds (each is referred to as a "Fund" in this section):
   Oppenheimer U. S. Government Trust,
   Oppenheimer Core Bond Fund,
   Oppenheimer Value Fund and
are modified as described below for those Fund shareholders who were shareholders of the following funds (referred to as the "Former Connecticut Mutual Funds") on March 1, 1996,
when OppenheimerFunds, Inc. became the investment adviser to the Former Connecticut Mutual
Funds:
   Connecticut Mutual Liquid Account         Connecticut Mutual Total Return Account
   Connecticut Mutual Government Securities Account   CMIA LifeSpan Capital Appreciation
   Account
   Connecticut Mutual Income Account         CMIA LifeSpan Balanced Account
   Connecticut Mutual Growth Account         CMIA Diversified Income Account

A.    Prior Class A CDSC and Class A Sales Charge Waivers.

|X|   Class A Contingent Deferred Sales Charge. Certain shareholders of a Fund and the other Former Connecticut Mutual Funds are entitled to continue to make additional purchases of Class A shares at net asset value without a Class A initial sales charge, but subject to the Class A contingent deferred sales charge that was in effect prior to March 18, 1996
(the "prior Class A CDSC"). Under the prior Class A CDSC, if any of those shares are redeemed within one year of purchase, they will be assessed a 1% contingent deferred sales charge on an amount equal to the current market value or the original purchase price of the shares sold, whichever is smaller (in such redemptions, any shares not subject to the prior
Class A CDSC will be redeemed first).

      Those shareholders who are eligible for the prior Class A CDSC are:
         1) persons whose purchases of Class A shares of a Fund and other Former
            Connecticut Mutual Funds were $500,000 prior to March 18, 1996, as a result of direct purchases or purchases pursuant to the Fund's policies on Combined
            Purchases or Rights of Accumulation, who still hold those shares in that Fund or other Former Connecticut Mutual Funds, and
         2) persons whose intended purchases under a Statement of Intention entered into prior to March 18, 1996, with the former general distributor of the Former
            Connecticut Mutual Funds to purchase shares valued at $500,000 or more over a
            13-month period entitled those persons to purchase shares at net asset value without being subject to the Class A initial sales charge

      Any of the Class A shares of a Fund and the other Former Connecticut Mutual Funds that were purchased at net asset value prior to March 18, 1996, remain subject to the prior
Class A CDSC, or if any additional shares are purchased by those shareholders at net asset value pursuant to this arrangement they will be subject to the prior Class A CDSC.

|X|   Class A Sales Charge Waivers. Additional Class A shares of a Fund may be purchased without a sales charge, by a person who was in one (or more) of the categories below and acquired Class A shares prior to March 18, 1996, and still holds Class A shares:
         1) any purchaser, provided the total initial amount invested in the Fund or any one or more of the Former Connecticut Mutual Funds totaled $500,000 or more, including investments made pursuant to the Combined Purchases, Statement of
            Intention and Rights of Accumulation features available at the time of the initial purchase and such investment is still held in one or more of the Former
            Connecticut Mutual Funds or a Fund into which such Fund merged;
         2) any participant in a qualified plan, provided that the total initial amount invested by the plan in the Fund or any one or more of the Former Connecticut
            Mutual Funds totaled $500,000 or more;
         3) Directors of the Fund or any one or more of the Former Connecticut Mutual Funds and members of their immediate families;
         4) employee benefit plans sponsored by Connecticut Mutual Financial Services,
            L.L.C. ("CMFS"), the prior distributor of the Former Connecticut Mutual Funds, and its affiliated companies;
         5) one or more members of a group of at least 1,000 persons (and persons who are retirees from such group) engaged in a common business, profession, civic or charitable endeavor or other activity, and the spouses and minor dependent children of such persons, pursuant to a marketing program between CMFS and such group; and
         6) an institution acting as a fiduciary on behalf of an individual or individuals, if such institution was directly compensated by the individual(s) for recommending the purchase of the shares of the Fund or any one or more of the
            Former Connecticut Mutual Funds, provided the institution had an agreement with
            CMFS.

      Purchases of Class A shares made pursuant to (1) and (2) above may be subject to the
Class A CDSC of the Former Connecticut Mutual Funds described above.

      Additionally, Class A shares of a Fund may be purchased without a sales charge by any holder of a variable annuity contract issued in New York State by Connecticut Mutual Life
Insurance Company through the Panorama Separate Account which is beyond the applicable surrender charge period and which was used to fund a qualified plan, if that holder exchanges the variable annuity contract proceeds to buy Class A shares of the Fund.

B.    Class A and Class B Contingent Deferred Sales Charge Waivers.

In addition to the waivers set forth in the Prospectus and in this Appendix, above, the contingent deferred sales charge will be waived for redemptions of Class A and Class B shares of a Fund and exchanges of Class A or Class B shares of a Fund into Class A or Class
B shares of a Former Connecticut Mutual Fund provided that the Class A or Class B shares of the Fund to be redeemed or exchanged were (i) acquired prior to March 18, 1996 or (ii) were acquired by exchange from an Oppenheimer fund that was a Former Connecticut Mutual Fund.
Additionally, the shares of such Former Connecticut Mutual Fund must have been purchased prior to March 18, 1996:
   1) by the estate of a deceased shareholder;
   2) upon the disability of a shareholder, as defined in Section 72(m)(7) of the Internal
      Revenue Code;
   3) for retirement distributions (or loans) to participants or beneficiaries from retirement plans qualified under Sections 401(a) or 403(b)(7)of the Code, or from
      IRAs, deferred compensation plans created under Section 457 of the Code, or other employee benefit plans;
4)    as tax-free returns of excess contributions to such retirement or employee benefit plans;
   5) in whole or in part, in connection with shares sold to any state, county, or city, or any instrumentality, department, authority, or agency thereof, that is prohibited by applicable investment laws from paying a sales charge or concession in connection with the purchase of shares of any registered investment management company;
   6) in connection with the redemption of shares of the Fund due to a combination with another investment company by virtue of a merger, acquisition or similar reorganization transaction;
   7) in connection with the Fund's right to involuntarily redeem or liquidate the Fund;
   8) in connection with automatic redemptions of Class A shares and Class B shares in certain retirement plan accounts pursuant to an Automatic Withdrawal Plan but limited to no more than 12% of the original value annually; or
   9) as involuntary redemptions of shares by operation of law, or under procedures set forth in the Fund's Articles of Incorporation, or as adopted by the Board of
      Directors of the Fund.
VI.   Special Reduced Sales Charge for Former Shareholders of Advance     America Funds,
      Inc.
--------------------------------------------------------------------------------------------

Shareholders of Oppenheimer AMT-Free Municipals, Oppenheimer U.S. Government Trust,
Oppenheimer Strategic Income Fund and Oppenheimer Capital Income Fund who acquired (and still hold) shares of those funds as a result of the reorganization of series of Advance
America Funds, Inc. into those Oppenheimer funds on October 18, 1991, and who held shares of Advance America Funds, Inc. on March 30, 1990, may purchase Class A shares of those four
Oppenheimer funds at a maximum sales charge rate of 4.50%.
VII.  Sales Charge Waivers on Purchases of Class M Shares of Oppenheimer Convertible
      Securities Fund
--------------------------------------------------------------------------------------------

Oppenheimer Convertible Securities Fund (referred to as the "Fund" in this section) may sell Class M shares at net asset value without any initial sales charge to the classes of investors listed below who, prior to March 11, 1996, owned shares of the Fund's then-existing Class A and were permitted to purchase those shares at net asset value without sales charge:
|_|   the Manager and its affiliates,
|_|   present or former officers, directors, trustees and employees (and their "immediate families" as defined in the Fund's Statement of Additional Information) of the
         Fund, the Manager and its affiliates, and retirement plans established by them or the prior investment advisor of the Fund for their employees,
|_|   registered management investment companies or separate accounts of insurance companies that had an agreement with the Fund's prior investment advisor or distributor for that purpose,
|_|   dealers or brokers that have a sales agreement with the Distributor, if they purchase shares for their own accounts or for retirement plans for their employees,
|_|   employees and registered representatives (and their spouses) of dealers or brokers described in the preceding section or financial institutions that have entered into sales arrangements with those dealers or brokers (and whose identity is made known to the Distributor) or with the Distributor, but only if the purchaser certifies to the Distributor at the time of purchase that the purchaser meets these qualifications,
|_|   dealers, brokers, or registered investment advisors that had entered into an agreement with the Distributor or the prior distributor of the Fund specifically providing for the use of Class M shares of the Fund in specific investment products made available to their clients, and
|_|   dealers, brokers or registered investment advisors that had entered into an agreement with the Distributor or prior distributor of the Fund's shares to sell shares to defined contribution employee retirement plans for which the dealer, broker, or investment advisor provides administrative services.

Sales Charge Waivers Brochure -070604

                                            C-2
--------------------------------------------------------------------------------------------
Oppenheimer Cash Reserves
--------------------------------------------------------------------------------------------

Internet Website:
      www.oppenheimerfunds.com

Investment Advisor
      OppenheimerFunds, Inc.
      Two World Financial Center
      225 Liberty Street-11th Floor
      New York, New York 10281-1008

Distributor
      OppenheimerFunds Distributor, Inc.
      Two World Financial Center
      225 Liberty Street-11th Floor
      New York, New York 10281-1008

Transfer Agent
      OppenheimerFunds Services
      P.O. Box 5270
      Denver, Colorado 80217
      1.800.CALL OPP (225.5677)

Custodian Bank
      Citibank, N.A.
      399 Park Avenue
      New York, New York 10043

Independent Registered Public Accounting Firm
      Deloitte & Touche LLP
      555 Seventeenth Street
      Denver, Colorado 80202-3942

Counsel to the Fund
      Myer, Swanson, Adams & Wolf, P.C.
      1600 Broadway
      Denver, Colorado 80202

Counsel to the Independent Trustees
      Bell, Boyd & Lloyd LLC
      70 West Madison Street, Suite 3100
      Chicago, Illinois 60602

1234
PX0760.001.rev0807

(1). In accordance with Rule 12b-1 of the Investment Company Act, the term "Independent
Trustees" in this Statement of Additional Information refers to those Trustees who are not
"interested persons" of the Fund and who do not have any direct or indirect financial interest in the operation of the distribution plan or any agreement under the plan.
(1) Certain waivers also apply to Class M shares of Oppenheimer Convertible Securities Fund.
(2) In the case of Oppenheimer Senior Floating Rate Fund, a continuously-offered closed-end fund, references to contingent deferred sales charges mean the Fund's Early Withdrawal
Charges and references to "redemptions" mean "repurchases" of shares.
(3) An "employee benefit plan" means any plan or arrangement, whether or not it is
"qualified" under the Internal Revenue Code, under which Class N shares of an Oppenheimer fund or funds are purchased by a fiduciary or other administrator for the account of participants who are employees of a single employer or of affiliated employers. These may include, for example, medical savings accounts, payroll deduction plans or similar plans.
The fund accounts must be registered in the name of the fiduciary or administrator purchasing the shares for the benefit of participants in the plan.
(4) The term "Group Retirement Plan" means any qualified or non-qualified retirement plan for employees of a corporation or sole proprietorship, members and employees of a partnership or association or other organized group of persons (the members of which may include other groups), if the group has made special arrangements with the Distributor and all members of the group participating in (or who are eligible to participate in) the plan purchase shares of an Oppenheimer fund or funds through a single investment dealer, broker or other financial institution designated by the group. Such plans include 457 plans,
SEP-IRAs, SARSEPs, SIMPLE plans and 403(b) plans other than plans for public school employees. The term "Group Retirement Plan" also includes qualified retirement plans and non-qualified deferred compensation plans and IRAs that purchase shares of an Oppenheimer fund or funds through a single investment dealer, broker or other financial institution that has made special arrangements with the Distributor.
(5) However, that concession will not be paid on purchases of shares in amounts of $1 million or more (including any right of accumulation) by a Retirement Plan that pays for the purchase with the redemption proceeds of Class C shares of one or more Oppenheimer funds held by the Plan for more than one year.
(6) This provision does not apply to IRAs.
(7) This provision only applies to qualified retirement plans and 403(b)(7) custodial plans after your separation from service in or after the year you reached age 55.
(8) The distribution must be requested prior to Plan termination or the elimination of the
Oppenheimer funds as an investment option under the Plan.
(9) This provision does not apply to IRAs.
(10) This provision does not apply to loans from 403(b)(7) custodial plans and loans from the OppenheimerFunds-sponsored Single K retirement plan.
(11) This provision does not apply to 403(b)(7) custodial plans if the participant is less than age 55, nor to IRAs.